GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 98.4%
Alabama – 0.9%
Alabama State Port Authority RB for Docks Facilities Series 2010 (A-/NR)(a)
$2,500,000	5.750%	10/01/2020	$ 2,638,425
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
100,000	5.000	11/15/2021	100,318
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
150,000	5.000	10/01/2024	171,526
150,000	5.000	10/01/2025	174,627
725,000	5.000	10/01/2030	832,293
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
700,000	5.000	10/01/2044	786,212
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(b)
1,500,000	0.000	10/01/2046	1,430,430
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
1,000,000	5.000	10/01/2021	1,069,490
13,500,000	6.000	10/01/2042	15,949,035
6,970,000	6.500	10/01/2053	8,348,875
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 A (A/A3)
3,820,000	4.000	06/01/2024	4,178,201
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A/A3)(c)
	(1 Mo. LIBOR + 0.85%),
10,000,000	2.485	06/01/2024	9,847,200
UAB Medicine Finance Authority RB Series 2019 B (AA-/Aa3)
1,350,000	4.000	09/01/2036	1,505,561
2,030,000	4.000	09/01/2037	2,255,025
1,350,000	4.000	09/01/2038	1,495,139

			50,782,357

Alaska – 0.2%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
1,100,000	5.000	06/01/2046	1,091,805
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (NR/NR)(e)
37,350,000	0.000	06/01/2046	3,836,592
State of Alaska GO Unlimited Bonds Series 2016 A (AA/Aa3)
5,450,000	5.000	08/01/2027	6,534,278

			11,462,675

Arizona – 1.5%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(d)
	(3 Mo. LIBOR + 0.81%),
14,750,000	2.546	01/01/2037	14,474,617
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (BBB+/NR)
570,000	5.000	01/01/2043	637,237
2,450,000	4.500	01/01/2049	2,572,868
1,300,000	5.000	01/01/2054	1,430,572
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (BBB/NR)
1,565,000	5.000	01/01/2037	1,732,048
1,105,000	5.000	01/01/2038	1,217,865
300,000	5.000	01/01/2043	327,741
2,125,000	5.000	01/01/2049	2,306,050
600,000	5.125	01/01/2054	654,966
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (NR/Baa1)
365,000	5.000	05/01/2024	406,449
300,000	5.000	05/01/2029	350,541
650,000	5.000	05/01/2031	754,949

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Chandler Industrial Development Authority RB for Intel Corp. Series 2007 (AMT) (A+/A1)(c)(f)
$10,000,000	2.700%	08/14/2023	$ 10,335,100
Chandler Industrial Development Authority RB for Intel Corp. Series 2019 (AMT) (A+/A1)(c)(f)
7,300,000	5.000	06/03/2024	8,375,655
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (AAA/Aa2)
7,000,000	5.000	07/01/2030	8,480,080
Entertainment Center Community Facilities District RB Series 2017 (AA+/NR)
5,388,000	4.000	07/01/2037	5,507,829
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
400,000	3.500	07/01/2029	406,676
385,000	4.100	07/01/2034	392,261
1,150,000	4.750	07/01/2043	1,171,080
Glendale City Subordinate RB Refunding Series 2017 (AA/A1)
2,500,000	5.000	07/01/2028	3,094,750
Maricopa County IDA RB for Banner Health Series 2017 A (AA-/NR)
4,360,000	4.000	01/01/2041	4,739,669
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (BBB+/A3)
8,905,000	5.000	12/01/2037	11,570,890
Yavapai County IDA Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(c)(f)
4,000,000	2.800	06/01/2021	4,071,960

			85,011,853

Arkansas – 0.2%
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA) (FNMA) (FHLMC) (AA+/NR)
225,000	5.500	07/01/2023	225,632
Pulaski County Little Rock School District Construction GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa2)
5,395,000	3.000	02/01/2023	5,617,004
5,185,000	3.000	02/01/2024	5,392,297
Pulaski County Little Rock School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (NR/Aa2)
3,335,000	3.000	02/01/2023	3,406,769

			14,641,702

California – 12.7%
Adelanto Public Utility Authority RB Refunding for Utility System Project Series 2009 A (NR/NR)(a)
7,725,000	6.750	07/01/2019	7,725,000
Alameda County Oakland Unified School District GO Refunding Bonds Series 2015 (A-/NR)
1,500,000	5.000	08/01/2019	1,504,440
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (AA/Aa2)(e)
1,000,000	0.000	08/01/2037	584,780
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
875,000	4.000	09/01/2024	944,361
745,000	4.000	09/01/2025	812,810
535,000	4.000	09/01/2026	582,347
590,000	4.000	09/01/2027	640,982
575,000	4.000	09/01/2028	623,248
465,000	4.000	09/01/2029	502,391
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
785,000	5.000	05/01/2040	927,831
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (BB+/NR)(e)
31,220,000	0.000	06/01/2055	2,210,064

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (AA-/Aa2)(a)
$5,000,000	5.000%	11/01/2019	$ 5,064,050
California Educational Facilities Authority RB for Stanford University Series 2010 U-1 (AAA/Aaa)
5,000,000	5.250	04/01/2040	7,234,750
California Educational Facilities Authority RB for Stanford University Series 2014 U-6 (AAA/Aaa)
3,500,000	5.000	05/01/2045	5,073,670
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (AA/A1)
500,000	5.000	02/01/2042	581,625
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A+/A1)
375,000	5.000	11/15/2028	471,041
350,000	5.000	11/15/2029	436,737
565,000	5.000	11/15/2030	699,205
1,000,000	5.000	11/15/2042	1,176,620
12,000,000	5.000	11/15/2056	13,809,600
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
1,300,000	5.000	02/01/2034	1,522,560
1,150,000	5.000	02/01/2035	1,342,590
450,000	5.000	02/01/2042	515,799
1,450,000	5.000	02/01/2047	1,651,115
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (BBB+/NR)
2,000,000	5.000	06/30/2028	2,472,480
1,600,000	5.000	12/31/2028	1,970,624
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
200,000	5.000	10/01/2026	241,650
200,000	5.000	10/01/2027	245,642
150,000	5.000	10/01/2028	187,765
225,000	5.000	10/01/2029	279,448
125,000	5.000	10/01/2030	153,853
225,000	5.000	10/01/2031	275,375
225,000	5.000	10/01/2032	273,780
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
400,000	5.000	06/01/2035	445,340
California Pollution Control Financing Authority RB for Waste Management, Inc. Series 2001 A (AMT) (A-/NR)(c)(f)
1,250,000	2.500	05/01/2024	1,284,075
California Pollution Control Financing Authority RB for Waste Management, Inc. Series 2003 A (A-/NR)(c)(f)
3,500,000	2.500	05/01/2024	3,595,795
California Pollution Control Financing Authority RB Refunding for Waste Management, Inc. Series 2015 B-1 (AMT) (A-/NR)
4,100,000	3.000	11/01/2025	4,333,126
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(g)
2,000,000	6.750	12/01/2028	2,025,520
10,075,000	7.500	12/01/2040	10,264,410
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (BBB-/Baa3)(g)
13,845,000	5.000	07/01/2030	15,026,394
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (BBB-/Baa3)(g)
280,000	5.000	07/01/2022	310,618
360,000	5.000	07/01/2023	410,663
445,000	5.000	07/01/2024	520,418
1,330,000	5.000	07/01/2029	1,673,446
California State Various Purpose GO Bonds Series 2009 (AA-/Aa3)
5,000,000	5.250	10/01/2025	5,050,750

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California State Various Purpose GO Bonds Series 2010 (AA-/Aa3)
$1,250,000	6.000%	03/01/2033	$ 1,288,762
1,500,000	5.500	03/01/2040	1,540,260
California State Various Purpose GO Bonds Series 2017 (AA-/Aa3)
1,500,000	5.000	08/01/2046	1,761,345
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
310,000	5.000	09/01/2030	354,953
340,000	5.000	09/01/2037	381,817
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
875,000	5.000	09/02/2034	1,055,040
595,000	5.000	09/02/2039	705,468
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2018 B (NR/NR)
1,055,000	5.000	09/02/2033	1,235,141
950,000	5.000	09/02/2038	1,091,027
375,000	5.000	09/02/2043	427,350
1,130,000	5.000	09/02/2048	1,282,234
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
4,475,000	5.000	09/02/2029	5,197,131
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(g)
750,000	3.000	06/01/2029	758,655
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (A-/NR)
250,000	5.000	08/01/2028	314,015
300,000	5.000	08/01/2029	375,441
315,000	5.000	08/01/2030	391,400
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (BB+/NR)(g)
500,000	5.000	07/01/2024	543,055
900,000	5.000	07/01/2029	1,029,258
California Statewide Communities Development Authority RB for Sutter Health Series 2011 A (AA-/Aa3)(a)
2,000,000	6.000	08/15/2020	2,108,020
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
150,000	5.000	04/01/2030	180,936
70,000	5.000	04/01/2031	83,912
385,000	4.000	04/01/2032	425,367
455,000	4.000	04/01/2034	497,256
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (BB-/NR)(g)
1,725,000	5.000	12/01/2031	1,954,321
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
1,300,000	5.000	09/02/2038	1,492,985
1,500,000	5.000	09/02/2048	1,702,080
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
975,000	5.000	05/15/2042	1,135,407
1,000,000	5.000	05/15/2047	1,161,360
800,000	5.000	05/15/2050	926,096
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF - Irvine, LLC Series 2017 (NR/Baa1)
1,750,000	5.000	05/15/2022	1,921,587
California Statewide Community Development Authority Water & Wastewater RB Balance Series 2004 (AGM) (AA/A2)
5,000	5.250	10/01/2019	5,014
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (CCC/NR)(e)
22,000,000	0.000	06/01/2046	3,628,240

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA/Aa2)(e)
$3,500,000	0.000%	06/01/2034	$ 2,324,280
City of Oroville RB for Oroville Hospital Series 2019 (BB+/NR)
1,140,000	5.000	04/01/2024	1,277,780
1,325,000	5.000	04/01/2027	1,551,973
1,000,000	5.000	04/01/2029	1,191,820
1,250,000	5.000	04/01/2030	1,481,825
1,500,000	5.000	04/01/2031	1,766,325
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2026	116,745
100,000	5.000	09/01/2027	116,430
100,000	5.000	09/01/2028	115,992
100,000	5.000	09/01/2029	115,493
140,000	5.000	09/01/2031	159,874
250,000	5.000	09/01/2032	284,570
230,000	5.000	09/01/2033	261,103
150,000	5.000	09/01/2034	169,806
150,000	5.000	09/01/2035	169,277
700,000	5.000	09/01/2036	788,529
275,000	5.000	09/01/2037	309,031
250,000	5.000	09/01/2038	280,263
500,000	5.000	09/01/2039	559,540
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(g)
615,000	4.000	09/01/2028	662,841
City of Santee CA Community Facilities District No. 2017-1 Special Tax Bonds Series 2019 (NR/NR)
1,420,000	4.000	09/01/2044	1,512,769
City of Stockton Community Facilities District No. 2005-1 Special Tax Bonds Series 2019 (NR/NR)(h)
320,000	2.000	09/01/2024	319,066
330,000	2.250	09/01/2026	328,003
350,000	2.375	09/01/2028	343,455
380,000	2.750	09/01/2031	370,762
405,000	3.000	09/01/2033	401,760
415,000	3.000	09/01/2034	409,016
270,000	3.000	09/01/2035	264,565
900,000	3.125	09/01/2037	885,861
740,000	3.125	09/01/2039	718,910
810,000	3.250	09/01/2041	788,713
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (AA/NR)
275,000	3.125	08/01/2035	283,041
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000	5.000	09/01/2034	516,492
725,000	5.000	09/01/2039	823,237
County of Sacramento RB Refunding for Airport System Series 2018 C (AMT) (A+/A2)
1,225,000	5.000	07/01/2039	1,468,591
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (A-/Baa2)
1,300,000	3.950	01/15/2053	1,362,543
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (AA/A2)(b)
3,000,000	0.000	01/15/2032	3,174,480
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2014 Subseries B-3 (A-/Baa2)(c)(f)
1,175,000	5.500	01/15/2023	1,310,101
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (A+/NR)
500,000	5.000	09/01/2032	548,155

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(e)
$18,000,000	0.000%	06/01/2047	$ 2,826,900
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(e)
9,375,000	0.000	06/01/2047	1,472,344
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/A1)
10,000,000	5.000	06/01/2045	11,490,800
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BBB/NR)
22,180,000	5.000	06/01/2034	25,876,075
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
2,440,000	5.000	06/01/2047	2,441,732
10,080,000	5.250	06/01/2047	10,200,557
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)
14,450,000	5.000	06/01/2047	14,460,259
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B+/B3)
3,915,000	5.300	06/01/2037	4,034,721
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (A-/NR)
1,425,000	3.678	06/01/2038	1,466,411
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
650,000	5.000	09/01/2025	761,715
650,000	5.000	09/01/2026	776,178
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
480,000	5.000	09/01/2025	562,498
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
430,000	5.000	09/01/2026	513,472
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
180,000	4.000	09/01/2025	197,712
175,000	4.000	09/01/2026	193,515
Lammersville Joint Unified School District Improvement Community Facilities District No. 2014-1 Special Tax Bonds Series 2019 (NR/NR)
775,000	5.000	09/01/2043	882,849
2,500,000	5.000	09/01/2048	2,837,225
Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (AA/NR)
3,000,000	3.500	09/01/2035	3,165,180
Los Angeles Community College District GO Bonds for 2008 Election Series 2010 C (AA+/Aa1)(a)
5,000,000	5.250	08/01/2020	5,220,550
Los Angeles Department of Airports RB Senior Refunding Series 2018 B (AMT) (AA/Aa2)
2,275,000	5.000	05/15/2034	2,779,254
Los Angeles Department of Airports Subordinated RB Series 2016 B (AMT) (AA-/Aa3)
1,000,000	5.000	05/15/2029	1,197,790
Los Angeles Department of Airports Subordinated RB Series 2018 A (AMT) (AA-/Aa3)
7,000,000	5.250	05/15/2048	8,437,380
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (AA-/Aa3)
5,000,000	5.000	05/15/2030	6,153,950
1,000,000	5.000	05/15/2035	1,205,370
Los Angeles Department of Airports Subordinated RB Series 2018 D (AMT) (AA-/Aa3)
6,000,000	5.000	05/15/2030	7,585,020

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (A+/Aa3)
$44,275,000	5.720%	05/01/2027	$ 53,890,202
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA/Aa3)(e)
2,000,000	0.000	08/01/2037	1,144,820
4,500,000	0.000	08/01/2038	2,471,535
4,500,000	0.000	08/01/2039	2,369,790
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (AA-/NR)(e)
1,205,000	0.000	08/01/2026	1,054,797
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(e)
2,510,000	0.000	08/01/2035	1,615,561
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
1,750,000	6.500	11/01/2039	2,636,393
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
3,500,000	6.125	11/01/2029	4,443,215
2,000,000	6.500	11/01/2039	3,013,020
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa2)(b)
5,000,000	0.000	08/01/2035	5,138,650
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (BBB+/A3)(d)
	(3 Mo. LIBOR + 0.72%),
5,595,000	2.457	07/01/2027	5,496,304
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
11,335,000	5.000	11/01/2047	13,196,774
Palomar Pomerado Health COPS Series 2009 (NR/WR)(a)
2,500,000	6.750	11/01/2019	2,545,050
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(e)
2,150,000	0.000	08/01/2031	1,538,368
4,150,000	0.000	08/01/2032	2,863,251
3,500,000	0.000	08/01/2033	2,330,475
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(b)
6,450,000	0.000	08/01/2038	8,761,487
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A1)
4,000,000	5.000	05/01/2031	4,345,520
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
650,000	4.000	09/01/2020	664,716
590,000	4.000	09/01/2023	630,079
320,000	4.000	09/01/2024	345,043
400,000	4.000	09/01/2025	436,936
1,490,000	4.000	09/01/2026	1,641,891
305,000	4.000	09/01/2027	334,618
500,000	4.000	09/01/2028	543,950
1,280,000	4.000	09/01/2029	1,385,088
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,815,000	5.000	09/01/2027	5,139,579
1,000,000	5.375	09/01/2031	1,081,420
485,000	5.250	09/01/2034	521,457
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
750,000	5.000	09/01/2025	874,207
1,075,000	5.000	09/01/2026	1,276,219
1,000,000	5.000	09/01/2027	1,207,290
Sacramento City Unified School District CA GO RB Refunding Series 2012 (BBB/A2)
125,000	5.000	07/01/2020	128,986

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Sacramento City Unified School District CA GO RB Refunding Series 2015 (AGM) (AA/NR)
$500,000	5.000%	07/01/2020	$ 517,460
1,000,000	5.000	07/01/2029	1,146,430
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa3)(d)
	(3 Mo. LIBOR + 0.53%),
13,150,000	2.219	12/01/2035	12,954,986
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(d)
	(3 Mo. LIBOR + 0.55%),
1,375,000	2.239	06/01/2034	1,318,611
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(e)
5,000,000	0.000	07/01/2039	2,813,350
San Diego Unified School District GO Bonds for Election of 2012 Series 2013 C (AA-/Aa2)
3,500,000	4.000	07/01/2042	3,687,565
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2011 C (AMT) (A+/A1)
3,800,000	5.000	05/01/2021	4,051,294
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2012 A (AMT) (A+/A1)
4,750,000	5.000	05/01/2026	5,208,233
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2013 A (AMT) (A+/A1)
2,000,000	5.500	05/01/2028	2,306,180
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2018 A (AMT) (A+/A1)
10,000,000	5.000	05/01/2023	11,313,000
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2018 D (AMT) (A+/A1)
20,000,000	5.000	05/01/2048	23,545,400
San Francisco City & County Airport Commission San Francisco International Airport RB Series 2019 A (AMT) (A+/A1)
9,380,000	5.000	05/01/2044	11,259,283
21,500,000	5.000	05/01/2049	25,670,140
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (A-/NR)
1,000,000	5.000	08/01/2033	1,190,630
San Jacinto Unified School District Financing Authority Special Tax RB Series 2019 (NR/NR)
500,000	5.000	09/01/2036	585,015
1,550,000	5.000	09/01/2044	1,790,389
2,275,000	5.000	09/01/2049	2,614,999
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (NR/Baa2)(e)
1,605,000	0.000	01/15/2026	1,347,285
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (A-/NR)
1,000,000	5.000	01/15/2029	1,159,510
State of California Various Purpose GO Bonds for Bid Group B Series 2019 (AA-/Aa3)
48,905,000	3.050	04/01/2029	50,864,134
State of California Various Purpose GO Refunding Bonds for Bid Group B Series 2019 (AA-/Aa3)
6,255,000	5.000	04/01/2024	7,327,295
8,400,000	5.000	04/01/2025	10,099,068
12,650,000	5.000	04/01/2026	15,577,336
12,650,000	5.000	04/01/2027	15,888,400
State of California Various Purpose GO Refunding Bonds Series 2019 (AA-/Aa3)
30,000,000	5.000	04/01/2036	37,670,100
Stockton Unified School District GO Refunding Bonds Series 2016 (A+/A1)
2,735,000	5.000	08/01/2025	3,291,408

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B-/B3)
$1,650,000	5.375%	06/01/2038	$ 1,656,188
University of California RB Series 2019 BD (AA/Aa2)
25,320,000	3.349	07/01/2029	26,838,694
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(d)
	(3 Mo. LIBOR + 0.74%),
7,880,000	2.427	05/15/2043	7,387,185
Vernon California Redevelopment Agency Tax Allocation for Industrial Redevelopment Project Series 2005 (NATL-RE) (NR/Baa2)
725,000	5.250	09/01/2019	726,704
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE) (AA-/Baa2)(e)
1,175,000	0.000	08/01/2025	1,045,609
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
800,000	5.000	09/01/2047	902,424

			719,727,191

Colorado – 3.1%
Adams County School District No. 1 GO Bonds for Mapleton Public Schools Series 2017 (ST AID WITHHLDG) (NR/Aa2)
7,235,000	5.250	12/01/2040	8,688,801
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
2,090,000	4.500	12/01/2029	2,149,586
Board of Governors of Colorado State University System RB Refunding Series 2017 C (AA/Aa2)
23,835,000	5.000	03/01/2043	28,620,353
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Series 2017 A (NR/NR)
525,000	5.000	12/01/2037	548,683
Broadway Station Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
735,000	5.000	12/01/2035	769,177
500,000	5.125	12/01/2048	520,595
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
1,000,000	5.250	12/01/2038	1,029,760
Centerra Metropolitan District No. 1 Special RB Refunding & Improvement Bonds Series 2017 (NR/NR)(g)
4,000,000	5.000	12/01/2029	4,304,720
500,000	5.000	12/01/2047	519,135
Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (AA+/Aa1)
3,510,000	6.000	12/15/2029	4,692,133
10,805,000	6.000	12/15/2030	14,397,014
Colorado Educational & Cultural Facilities Authority RB Refunding for West Ridge Academy Charter School Project Series 2019 A (NR/Aa3)
325,000	5.000	06/01/2049	353,593
350,000	5.000	06/01/2054	379,285
Colorado Health Facilities Authority RB Refunding for Covenant Retirement Communities, Inc. Series 2015 A (A-/NR)
625,000	4.000	12/01/2019	631,206
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (BBB+/NR)
1,150,000	5.000	06/01/2047	1,309,217
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
500,000	3.500	12/01/2021	507,585
500,000	4.500	12/01/2027	524,970
Cottonwood Highlands Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)(g)
900,000	5.000	12/01/2049	921,816

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A/A2)
$17,000,000	5.000%	12/01/2030	$ 21,471,000
11,500,000	5.250	12/01/2048	13,808,625
Denver City & County Airport RB Series 2013 A (AMT) (A/A2)
5,000,000	5.500	11/15/2029	5,765,400
Denver City & County COPS Series 2008 A-2 (AA+/Aa1)(c)(f)
3,280,000	1.950	07/01/2019	3,280,000
Denver City & County COPS Series 2008 A-3 (AA+/Aa1)(c)(f)
3,105,000	1.950	07/01/2019	3,105,000
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (BB/NR)
1,750,000	5.000	10/01/2032	1,902,757
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(g)
4,995,000	5.000	12/01/2025	5,843,201
5,145,000	5.000	12/01/2026	6,091,063
5,285,000	5.000	12/01/2027	6,333,174
Denver Colorado Health and Hospital Authority Healthcare RB Series 2007 B (BBB/NR)(d)
	(3 Mo. LIBOR + 1.10%),
4,890,000	2.789	12/01/2033	4,834,841
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
765,000	5.000	12/01/2024	881,968
205,000	5.000	12/01/2025	240,080
Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area RB Series 2018 A (NR/NR)(g)
5,655,000	5.250	12/01/2039	5,978,014
E-470 Public Highway Authority RB Series 2010 A (A/A2)(e)
6,000,000	0.000	09/01/2040	2,895,600
E-470 Public Highway Authority Senior RB Series 2017 B (A/A2)(c)
	(1 Mo. LIBOR + 1.05%),
2,000,000	2.661	09/01/2021	2,015,540
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
500,000	5.500	12/01/2048	509,105
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
500,000	4.375	12/01/2031	501,540
500,000	5.000	12/01/2046	511,390
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2049	657,170
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
1,000,000	5.625	12/01/2048	1,031,090
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A-/A2)
2,000,000	6.250	11/15/2028	2,551,880
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
850,000	5.000	12/01/2049	851,615
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
545,000	4.500	12/01/2028	557,437
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	511,885
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-1 (NR/Ba1)
238,000	3.000	12/01/2022	240,097
1,000,000	5.000	12/01/2037	1,112,330
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-2 (NR/Ba1)
80,000	3.000	12/01/2022	80,697
100,000	3.500	12/01/2027	103,236
115,000	5.000	12/01/2037	127,918
325,000	5.000	12/01/2047	356,531

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
$1,000,000	5.000%	12/01/2037	$ 1,037,700
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/Baa2)
350,000	5.000	12/01/2032	407,897
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
1,000,000	5.000	12/01/2030	1,041,790
6,920,000	5.000	12/01/2047	7,037,778
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bond Series 2018 A (NR/NR)
1,250,000	5.375	12/01/2048	1,287,263

			175,830,241

Connecticut – 3.2%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
450,000	5.000	08/01/2026	522,922
965,000	5.000	08/01/2027	1,135,284
1,165,000	5.000	08/01/2028	1,383,601
750,000	5.500	08/01/2029	913,980
350,000	5.500	08/01/2030	423,101
500,000	5.500	08/01/2031	600,895
500,000	5.500	08/01/2032	598,810
405,000	5.500	08/01/2033	483,554
Connecticut State GO Bonds Series 2013 C (A/A1)
7,555,000	5.000	07/15/2019	7,564,897
Connecticut State GO Bonds Series 2018 C (A/A1)
680,000	5.000	06/15/2028	845,111
Connecticut State GO Refunding Bonds Series 2017 B (A/A1)
5,000,000	5.000	04/15/2028	6,197,150
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2001 V-1 (AAA/Aaa)(c)(f)
5,000,000	1.750	07/01/2019	5,000,000
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2001 V-2 (AAA/Aaa)(c)(f)
4,975,000	1.750	07/01/2019	4,975,000
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2019 B (AA-/NR)(c)(f)
2,290,000	1.800	07/01/2024	2,305,755
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-1 (AAA/Aaa)(c)(f)
22,650,000	5.000	02/01/2028	28,866,292
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-2 (AAA/Aaa)(c)(f)
23,330,000	5.000	02/01/2023	26,257,448
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)(g)(h)
3,675,000	4.750	10/01/2048	3,743,502
Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (AA/Aa3)
5,540,000	5.000	11/01/2026	6,844,781
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (B-/NR)(g)
3,755,000	7.000	02/01/2045	3,904,712
State of Connecticut GO Bonds Series 2018 (A/A1)
1,770,000	5.000	06/15/2027	2,167,188
755,000	5.000	06/15/2029	932,145
165,000	5.000	06/15/2032	200,081
State of Connecticut GO Unlimited Bonds Series 2019 A (A/A1)
1,500,000	5.000	04/15/2025	1,768,545
1,000,000	5.000	04/15/2028	1,239,430
1,000,000	5.000	04/15/2035	1,213,330
1,000,000	5.000	04/15/2036	1,209,140
1,000,000	5.000	04/15/2039	1,197,610

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut Special Tax Obligation RB Refunding for Transportation Infrastructure Purposes Series 2013 A (A+/A1)
$1,000,000	5.000%	10/01/2029	$ 1,126,500
State of Connecticut State Revolving Fund RB Series 2017 A (AAA/Aaa)
9,655,000	5.000	05/01/2036	11,658,509
State of Connecticut State Revolving Fund RB Series 2019 A (AAA/Aaa)(h)
6,910,000	5.000	02/01/2032	8,737,211
4,000,000	5.000	02/01/2033	5,028,480
14,215,000	5.000	02/01/2036	17,685,308
8,640,000	5.000	02/01/2037	10,718,698
6,295,000	5.000	02/01/2039	7,756,951
University of Connecticut RB Refunding Series 2010 A (A+/A1)
2,775,000	5.000	02/15/2021	2,832,887
West Haven GO Bonds Series 2017 A (BBB/Baa3)
325,000	5.000	11/01/2025	362,453
325,000	5.000	11/01/2026	366,928
325,000	5.000	11/01/2027	370,013
West Haven GO Bonds Series 2017 B (BBB/Baa3)
645,000	5.000	11/01/2024	710,055
240,000	5.000	11/01/2026	270,962

			180,119,219

Delaware – 0.2%
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (BBB/NR)
700,000	5.000	06/01/2025	810,201
760,000	5.000	06/01/2026	894,140
685,000	5.000	06/01/2027	817,088
600,000	5.000	06/01/2029	728,106
Delaware State GO Bonds Series 2018 A (AAA/Aaa)
2,455,000	5.000	02/01/2025	2,936,033
University of Delaware RB Series 2005 (AA+/NR)(c)(f)
1,755,000	1.550	07/01/2019	1,755,000
University of Delaware RB Series 2015 (AA+/Aa1)
1,805,000	5.000	11/01/2033	2,109,937

			10,050,505

District of Columbia – 0.9%
District of Columbia GO Bonds Series 2007 A (NATL-RE) (AA+/Aaa)
7,500,000	3.000	06/01/2030	7,504,500
District of Columbia GO Refunding Bonds Series 2017 A (AA+/Aaa)
10,000,000	5.000	06/01/2035	12,119,300
1,300,000	4.000	06/01/2037	1,441,908
District of Columbia RB for International School Series 2019 (BBB/NR)(h)
860,000	5.000	07/01/2039	1,011,188
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A-/Baa1)
615,000	6.500	05/15/2033	687,435
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2012 C (AA+/Aa2)
5,000,000	5.000	10/01/2030	5,545,000
Metropolitan Washington Airports Authority RB Refunding Series 2015 B (AMT) (AA-/Aa3)
3,620,000	5.000	10/01/2020	3,780,040
Metropolitan Washington Airports Authority RB Refunding Series 2018 A (AMT) (AA-/Aa3)
6,375,000	5.000	10/01/2034	7,753,912

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A-/A2)(h)
$850,000	5.000%	10/01/2031	$ 1,055,861
850,000	5.000	10/01/2033	1,047,047
850,000	5.000	10/01/2034	1,042,143
850,000	5.000	10/01/2035	1,038,496
1,375,000	5.000	10/01/2036	1,674,296
850,000	5.000	10/01/2037	1,031,441
850,000	5.000	10/01/2038	1,028,662
1,275,000	5.000	10/01/2039	1,539,078

			49,300,307

Florida – 8.8%
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
175,000	4.000	05/01/2024	177,768
220,000	4.500	05/01/2029	228,481
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
360,000	2.500	05/01/2024	363,276
370,000	3.000	05/01/2025	381,063
380,000	3.000	05/01/2026	390,469
395,000	3.125	05/01/2027	406,550
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
310,000	4.250	05/01/2027	306,931
390,000	4.750	05/01/2036	385,082
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
815,000	4.125	05/01/2023	822,808
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(g)
505,000	4.200	05/01/2024	512,454
630,000	4.550	05/01/2029	653,757
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
190,000	5.000	05/01/2028	193,000
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
555,000	5.375	05/01/2028	563,086
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (A-/NR)
175,000	2.250	05/01/2022	177,719
175,000	2.500	05/01/2023	179,235
180,000	2.500	05/01/2024	184,293
185,000	3.000	05/01/2025	193,401
190,000	3.000	05/01/2026	199,004
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)
155,000	3.625	06/01/2024	155,873
450,000	4.000	06/01/2030	456,493
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
215,000	5.000	11/01/2031	224,948
100,000	5.250	11/01/2046	105,210
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(g)
305,000	4.000	11/01/2024	308,430
370,000	4.500	11/01/2029	382,394
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
100,000	4.500	11/01/2025	103,981
185,000	5.000	11/01/2036	198,981
320,000	5.000	11/01/2048	337,299

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
$535,000	4.250%	05/01/2029	$ 588,537
485,000	4.500	05/01/2035	525,323
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
135,000	2.500	05/01/2023	138,368
140,000	2.750	05/01/2024	144,748
90,000	3.000	05/01/2025	93,886
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
315,000	3.500	05/01/2023	333,500
325,000	3.500	05/01/2024	347,496
340,000	3.500	05/01/2025	365,092
350,000	3.500	05/01/2026	376,919
365,000	3.500	05/01/2027	393,127
Bellagio Community Development District Special Assessment Bond Series 2016 (BBB/NR)
155,000	2.500	11/01/2022	156,995
160,000	2.750	11/01/2023	163,106
170,000	3.000	11/01/2025	175,875
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
385,000	3.500	06/15/2024	386,532
1,000,000	4.000	06/15/2032	1,011,160
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (BBB/NR)
6,250,000	5.875	07/01/2054	7,105,437
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(g)
18,300,000	5.250	12/01/2058	18,708,273
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (BBB/NR)
110,000	3.500	11/01/2025	116,549
115,000	3.500	11/01/2026	123,182
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
235,000	2.500	05/01/2023	238,504
245,000	2.500	05/01/2024	248,013
250,000	3.000	05/01/2025	258,163
255,000	3.000	05/01/2026	263,484
535,000	4.250	05/01/2037	570,267
Century Gardens Community Development District Special Assessment Bond Series 2019 (NR/NR)(g)
127,000	3.875	11/01/2024	129,336
189,000	4.200	11/01/2029	196,188
750,000	5.000	11/01/2049	785,722
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(g)
1,350,000	5.500	10/01/2036	1,415,961
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(g)
1,000,000	5.000	10/01/2029	1,079,810
1,000,000	5.000	10/01/2034	1,073,240
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
1,000,000	4.000	10/01/2034	1,083,230
City of West Palm Beach Utility System RB Series 2017 A (AA+/Aa2)
15,000,000	5.000	10/01/2042	17,885,700
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (AA/A2)(b)
5,000,000	0.000	05/01/2038	4,474,500
Coco Palms Community Development District Special Assessment Bonds Expansion Area Project 2019 (NR/NR)(g)
200,000	3.625	06/15/2024	203,000
295,000	4.000	06/15/2029	303,785

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
$745,000	5.375%	05/01/2036	$ 745,410
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
880,000	2.375	05/01/2023	890,067
900,000	2.500	05/01/2024	916,047
925,000	2.750	05/01/2025	950,826
915,000	3.000	05/01/2026	954,226
980,000	3.200	05/01/2027	1,028,863
1,015,000	3.250	05/01/2028	1,060,888
1,500,000	3.750	05/01/2046	1,552,665
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(g)
345,000	3.750	11/01/2023	347,805
600,000	4.500	11/01/2028	617,130
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
129,000	3.000	05/01/2023	133,623
133,000	3.250	05/01/2024	139,242
138,000	3.500	05/01/2025	146,007
143,000	3.625	05/01/2026	153,157
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (A-/NR)
190,000	2.875	05/01/2021	194,543
195,000	3.000	05/01/2022	201,671
205,000	3.250	05/01/2023	215,078
210,000	3.375	05/01/2024	222,239
220,000	3.500	05/01/2025	235,486
215,000	4.125	05/01/2035	231,090
County of Escambia PCRB for Gulf Power Co. Project Series 2003 (A-/A2)
5,550,000	2.600	06/01/2023	5,694,799
County of Miami-Dade Aviation RB Series 2019 A (AMT) (A/NR)
4,500,000	4.000	10/01/2044	4,909,590
12,720,000	5.000	10/01/2044	15,243,521
County of Miami-Dade Florida Transit System RB Refunding Series 2019 (AA/NR)
18,060,000	4.000	07/01/2039	20,110,894
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(g)
550,000	3.875	11/01/2024	552,426
740,000	4.250	11/01/2030	747,681
Crossings at Fleming Island Community Development District Special Assessment RB Refunding Senior Lien Series 2014 A-1 (BBB/NR)
2,000,000	4.000	05/01/2024	2,105,700
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
300,000	3.750	11/01/2023	302,547
730,000	4.500	11/01/2028	750,360
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
3,455,000	5.400	05/01/2039	3,596,517
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
1,675,000	5.300	05/01/2039	1,766,220
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
745,000	4.250	12/15/2028	759,431
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
695,000	3.750	05/01/2034	731,647
965,000	4.000	05/01/2037	1,024,357
East Homestead Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)
200,000	3.750	11/01/2024	203,752

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
East Homestead Community Development District Special Assessment Expansion Bonds Area Project Series 2019 (NR/NR)
$280,000	4.125%	11/01/2029	$ 290,889
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(g)
335,000	4.125	11/01/2024	337,640
445,000	4.250	11/01/2029	452,867
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(g)
425,000	4.000	12/15/2029	463,284
425,000	5.000	12/15/2034	488,835
490,000	5.000	12/15/2039	554,332
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(c)(f)(g)
1,825,000	6.250	01/01/2024	1,789,412
9,090,000	6.375	01/01/2026	8,853,569
25,550,000	6.500	01/01/2029	24,815,438
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 B (AMT) (NR/Aaa)(c)(f)
47,000,000	1.900	03/17/2020	47,006,110
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(g)
2,000,000	4.500	06/01/2033	2,145,620
250,000	4.750	06/01/2038	268,983
4,500,000	5.000	06/01/2048	4,880,115
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (BBB-/NR)
1,700,000	5.000	03/01/2039	1,923,856
Florida State Full Faith and Credit State Board of Education Public Education Capital Outlay Tax-Exempt Refunding Bonds Series 2015 E (AAA/Aaa)
2,990,000	5.000	06/01/2022	3,309,272
Florida State Municipal Power Agency RB Series 2009 A (A+/A2)(a)
1,000,000	6.250	10/01/2019	1,012,150
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
200,000	4.000	11/01/2028	202,172
500,000	5.000	11/01/2038	531,780
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
840,000	4.250	05/01/2026	863,999
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
355,000	3.750	11/01/2024	358,316
600,000	4.125	11/01/2029	611,100
1,305,000	4.750	11/01/2039	1,327,328
2,100,000	5.000	11/01/2050	2,135,469
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
920,000	5.000	11/15/2036	973,728
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A+/A1)
1,290,000	5.000	10/01/2047	1,497,058
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AMT) (AA-/Aa3)
2,175,000	5.000	10/01/2021	2,341,126
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
190,000	3.375	05/01/2021	190,156
550,000	3.875	05/01/2026	552,898
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(g)
265,000	4.000	05/01/2024	289,544
265,000	4.000	05/01/2025	292,240
140,000	4.000	05/01/2026	155,827

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
$215,000	4.000%	05/01/2024	$ 230,701
225,000	4.000	05/01/2025	243,754
235,000	4.000	05/01/2026	256,578
240,000	4.000	05/01/2027	264,307
250,000	4.000	05/01/2028	274,740
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
585,000	3.375	05/01/2023	614,455
605,000	3.500	05/01/2024	641,142
630,000	3.625	05/01/2025	671,870
650,000	3.750	05/01/2026	691,359
1,015,000	4.200	05/01/2031	1,099,296
1,000,000	4.350	05/01/2036	1,065,580
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(g)
330,000	4.000	12/15/2024	334,528
550,000	4.250	12/15/2029	565,867
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,225,000	4.250	05/01/2031	1,353,723
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
175,000	4.250	11/01/2022	177,194
375,000	4.875	11/01/2027	391,684
875,000	5.375	11/01/2037	927,019
790,000	5.500	11/01/2047	834,208
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
75,000	4.875	11/01/2027	78,335
335,000	5.500	11/01/2047	354,457
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
790,000	4.000	11/01/2028	803,675
700,000	4.500	11/01/2038	708,211
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(g)
210,000	4.000	11/01/2024	213,469
250,000	5.000	11/01/2039	262,118
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)(g)
1,175,000	4.500	05/01/2038	1,196,444
1,855,000	4.625	05/01/2048	1,889,391
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
230,000	3.600	05/01/2024	230,814
285,000	3.800	05/01/2029	287,511
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(g)
385,000	3.650	05/01/2022	389,104
520,000	4.300	05/01/2027	535,881
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
425,000	3.600	05/01/2024	426,505
515,000	3.800	05/01/2029	519,547
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
1,440,000	4.250	05/01/2025	1,481,933
1,675,000	4.875	05/01/2035	1,743,390
960,000	4.875	05/01/2045	990,643
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
310,000	4.000	05/01/2022	315,552
940,000	4.625	05/01/2027	992,518
1,000,000	5.250	05/01/2037	1,079,080

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
$350,000	3.900%	05/01/2023	$ 354,434
535,000	4.250	05/01/2028	548,857
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)(g)
1,570,000	4.350	05/01/2024	1,603,598
1,970,000	4.750	05/01/2029	2,081,817
2,250,000	5.300	05/01/2039	2,397,105
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
190,000	4.000	05/01/2021	192,474
230,000	4.250	05/01/2026	236,780
4,860,000	5.000	05/01/2036	5,058,871
4,855,000	5.125	05/01/2046	5,055,997
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
230,000	3.500	05/01/2024	231,147
275,000	3.875	05/01/2029	279,612
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
250,000	3.625	11/01/2023	251,253
560,000	4.125	11/01/2028	567,666
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
330,000	3.500	05/01/2025	356,232
340,000	3.500	05/01/2026	367,938
500,000	4.000	05/01/2036	541,520
Lee Memorial Health System RB Refunding Series 2019 A-2 (A+/A2)(c)(f)
11,700,000	5.000	04/01/2026	13,793,013
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,480,000	5.000	05/01/2038	1,537,720
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
825,000	5.375	05/01/2030	825,619
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
245,000	3.800	05/01/2024	245,610
300,000	4.000	05/01/2029	300,600
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)(g)(h)
605,000	3.250	06/15/2024	605,345
885,000	3.625	06/15/2030	886,283
McJunkin Parkland Community Development District Special Assessment Bond Series 2018 (NR/NR)(g)
1,000,000	4.750	11/01/2029	1,040,350
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (A-/NR)
750,000	4.450	05/01/2030	819,405
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
200,000	3.500	05/01/2023	201,780
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA/Aa3)(a)
2,700,000	6.000	02/01/2021	2,899,611
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (A+/Aa3)(g)
9,500,000	5.000	03/01/2030	10,564,570
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
250,000	4.000	11/01/2023	257,192
250,000	4.750	11/01/2027	268,340
850,000	5.125	11/01/2039	915,858
2,350,000	5.250	11/01/2049	2,535,509

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Miami-Dade County Industrial Development Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2018 A (AMT) (A-/NR)(c)
(SIFMA Municipal Swap Index Yield + 0.80%),
$7,935,000	2.700%	11/01/2021	$ 7,933,175
Miromar Lakes Community Development District Capital Improvement RB Refunding Series 2015 (NR/NR)
175,000	3.500	05/01/2020	175,910
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA/A2)
1,250,000	5.375	10/01/2040	1,309,100
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
3,285,000	5.875	11/01/2037	3,648,682
3,500,000	6.000	11/01/2047	3,881,640
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
370,000	4.375	11/01/2023	377,947
640,000	4.875	11/01/2028	672,525
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
215,000	3.500	11/01/2025	232,383
225,000	3.500	11/01/2026	243,999
230,000	3.500	11/01/2027	249,899
240,000	3.500	11/01/2028	261,946
585,000	4.000	11/01/2033	645,173
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
520,000	2.500	05/01/2022	529,485
530,000	2.750	05/01/2023	547,108
350,000	3.750	05/01/2031	372,715
1,045,000	4.000	05/01/2036	1,115,015
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
280,000	3.500	05/01/2021	282,660
300,000	4.000	05/01/2027	311,304
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)(g)
250,000	4.500	05/01/2024	250,458
500,000	4.750	05/01/2030	500,680
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
350,000	4.250	05/01/2031	388,486
1,030,000	4.500	05/01/2038	1,137,872
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
265,000	4.000	05/01/2026	283,659
275,000	4.000	05/01/2027	295,771
285,000	4.125	05/01/2028	310,279
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
450,000	4.000	05/01/2024	480,109
490,000	4.000	05/01/2026	529,558
530,000	4.000	05/01/2028	578,357
1,350,000	4.500	05/01/2031	1,525,824
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
1,330,000	4.500	11/01/2033	1,375,925
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
275,000	4.750	11/01/2029	285,909
Randal Park Community Development District Randal Walk Special Assessment RB Series 2018 (NR/NR)(g)
150,000	4.100	05/01/2024	152,238
185,000	4.500	05/01/2029	192,235

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
$620,000	4.250%	11/01/2025	$ 631,885
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
250,000	3.750	05/01/2024	251,493
425,000	4.000	05/01/2030	427,720
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
200,000	3.500	05/01/2024	200,058
500,000	4.000	05/01/2030	500,345
750,000	4.500	05/01/2040	750,548
750,000	4.750	05/01/2050	750,540
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
890,000	4.000	05/01/2035	944,148
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(g)
685,000	3.375	06/15/2024	685,192
1,000,000	3.750	06/15/2031	1,000,740
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(g)
305,000	4.000	11/01/2024	308,675
740,000	4.500	11/01/2029	761,408
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
250,000	4.000	11/01/2023	252,985
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,485,000	3.625	05/01/2024	1,503,607
1,895,000	4.000	05/01/2029	1,950,694
2,500,000	4.750	05/01/2039	2,607,625
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
420,000	3.000	05/01/2023	431,920
435,000	3.250	05/01/2024	454,401
450,000	3.450	05/01/2025	474,894
465,000	3.625	05/01/2026	496,518
995,000	4.125	05/01/2036	1,055,386
South Fork III Community Development District Parcel V and W Special Assessment Bonds Series 2019 (NR/NR)(g)
585,000	4.250	11/01/2024	594,401
730,000	4.500	11/01/2029	752,148
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
475,000	4.000	05/01/2024	480,586
590,000	4.625	05/01/2029	609,559
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
350,000	2.500	11/01/2023	354,508
355,000	2.750	11/01/2024	363,126
370,000	3.000	11/01/2025	382,128
585,000	4.250	11/01/2037	626,471
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA-/WR)(a)
2,000,000	6.500	11/15/2019	2,037,700
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
265,000	2.500	05/01/2023	269,343
270,000	2.500	05/01/2024	275,187
280,000	3.000	05/01/2025	293,342
290,000	3.000	05/01/2026	304,868
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
400,000	3.500	06/15/2024	402,968
500,000	4.000	06/15/2030	509,450

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
$190,000	2.500%	05/01/2023	$ 194,455
190,000	2.500	05/01/2024	194,267
200,000	3.000	05/01/2025	208,524
205,000	3.000	05/01/2026	213,920
1,135,000	3.500	05/01/2031	1,199,786
1,370,000	4.000	05/01/2036	1,463,544
Tampa Bay Water Utility System RB Refunding Series 2015 A (AA+/Aa1)
10,135,000	4.000	10/01/2028	11,540,826
4,225,000	4.000	10/01/2029	4,788,911
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
115,000	3.625	05/01/2021	116,633
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (A+/NR)
205,000	3.000	05/01/2027	213,311
215,000	3.125	05/01/2028	224,832
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
350,000	3.500	05/01/2032	368,585
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(g)
585,000	5.200	05/01/2028	610,705
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	4.625	05/01/2028	306,939
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-1 (AGM) (AA/NR)
4,710,000	3.000	05/01/2033	4,700,345
5,300,000	3.000	05/01/2037	5,164,797
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
670,000	3.500	05/01/2024	670,301
770,000	3.850	05/01/2029	770,724
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 B (AGM) (AA/NR)
2,025,000	3.000	05/01/2033	2,030,427
3,425,000	3.000	05/01/2040	3,289,302
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(g)
2,685,000	3.450	05/01/2024	2,685,671
3,210,000	3.750	05/01/2029	3,212,087
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
1,065,000	4.375	11/01/2023	1,081,550
2,005,000	5.000	11/01/2029	2,086,503
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
505,000	4.250	06/15/2028	514,206
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (A-/Baa1)
750,000	5.000	04/01/2030	902,940
650,000	5.000	04/01/2031	776,613
550,000	5.000	04/01/2033	651,497
5,000,000	5.000	04/01/2048	5,749,400
Town of Palm Beach GO Bonds for Underground Utility Project Series 2018 (AAA/Aaa)
2,000,000	4.000	07/01/2043	2,219,840
7,000,000	4.000	07/01/2047	7,739,690
Trevesta Community Development District Special Assessment Area 1 Pase 2 Project Series 2018 (NR/NR)(g)
335,000	4.375	11/01/2024	341,033
500,000	5.250	11/01/2039	526,850

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)(g)
$250,000	3.875%	05/01/2024	$ 250,150
495,000	4.125	05/01/2029	494,381
Triple Creek Community Development District Special Assessment Series 2019 B (NR/NR)(g)
2,200,000	4.875	05/01/2032	2,204,906
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
250,000	4.000	11/01/2024	253,580
495,000	4.500	11/01/2029	511,454
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
180,000	3.625	11/01/2020	180,592
530,000	4.375	11/01/2025	542,254
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (A/NR)
1,000,000	4.250	05/01/2031	1,082,920
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
350,000	2.125	05/01/2022	352,590
360,000	2.250	05/01/2023	364,197
370,000	2.500	05/01/2024	378,995
375,000	2.625	05/01/2025	386,239
390,000	3.000	05/01/2026	411,267
400,000	3.125	05/01/2027	423,504
415,000	3.250	05/01/2028	439,916
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(g)
500,000	4.000	05/01/2024	507,135
1,000,000	4.625	05/01/2029	1,024,960
1,000,000	5.000	05/01/2038	1,038,900
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
325,000	4.000	11/01/2024	328,503
395,000	4.500	11/01/2029	407,838
Veranda Community Development District II Special Assessment Area 1 Preserve West Project Series 2018 A (NR/NR)
300,000	4.000	11/01/2024	303,222
375,000	4.500	11/01/2029	387,203
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,560,000	3.750	05/01/2026	1,561,342
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(g)
345,000	3.250	05/01/2024	361,191
360,000	3.500	05/01/2025	381,089
370,000	3.625	05/01/2026	396,281
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
610,000	4.750	11/01/2025	625,811
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (A/NR)
500,000	4.250	05/01/2030	537,280
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(g)
1,000,000	3.250	05/01/2023	1,018,570
1,000,000	3.800	05/01/2028	1,045,110
2,000,000	4.000	05/01/2033	2,097,040
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
350,000	4.000	05/01/2026	385,833
350,000	4.000	05/01/2027	387,282
355,000	4.000	05/01/2028	390,131
370,000	4.000	05/01/2029	405,102

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (AA/NR)
$1,965,000	3.500%	05/01/2032	$ 2,060,185
2,300,000	4.000	05/01/2037	2,439,817
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)(g)
170,000	3.750	05/01/2024	169,845
250,000	4.000	05/01/2029	248,583
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
220,000	2.750	11/01/2024	223,815
225,000	3.000	11/01/2025	230,510
230,000	3.200	11/01/2026	237,689
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
765,000	5.500	05/01/2034	816,982
925,000	5.750	05/01/2044	994,985
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
2,150,000	4.000	05/01/2031	2,289,901
Waterset Central Community Development District Special Assessment Bond Series 2018 (NR/NR)(g)
500,000	5.125	11/01/2038	518,395
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
2,365,000	5.500	11/01/2045	2,499,900
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
500,000	4.000	05/01/2024	503,920
750,000	4.250	05/01/2029	762,083
Westside Community Development District Solara Phase 2 Assessment Area Special Assessment RB Series 2019 (NR/NR)
295,000	3.625	05/01/2024	296,903
355,000	3.900	05/01/2029	359,572
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(g)
600,000	3.500	06/15/2024	601,020
1,285,000	3.750	06/15/2030	1,290,590
Willows Community Development District Special Assessment RB Series 2019 (NR/NR)
250,000	3.875	05/01/2024	252,123
500,000	4.370	05/01/2029	508,695
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
200,000	4.250	11/01/2029	205,836
680,000	4.875	11/01/2039	706,540
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
135,000	4.875	05/01/2036	139,061
250,000	5.000	05/01/2047	257,135
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (BBB+/NR)
1,455,000	4.500	05/01/2036	1,546,301

			497,925,062

Georgia – 1.8%
Atlanta Airport RB Refunding Series 2012 C (AA-/Aa3)
1,250,000	5.000	01/01/2027	1,350,387
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A-/NR)(c)(f)
3,000,000	2.150	06/13/2024	3,003,780
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2008 (A-/Baa1)(c)(f)
3,500,000	1.650	06/18/2021	3,495,975

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fourth Series 1994 (A-/Baa1)(c)(f)
$1,600,000	2.250%	05/25/2023	$ 1,614,048
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A-/NR)(c)(f)
2,500,000	2.925	03/12/2024	2,589,875
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corporation Vogtle Series 2017 F (A-/Baa1)(c)(f)
9,475,000	3.000	02/01/2023	9,654,172
City of Atlanta RB for Water & Wastewater Series 2018 B (AA-/Aa2)
4,750,000	3.500	11/01/2043	4,911,737
County of Fulton RB Refunding for Water & Sewerage Series 2013 A (AA/Aa2)
7,585,000	4.000	01/01/2035	8,091,830
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BBB-/NR)
700,000	5.000	03/01/2027	761,761
Main Street Natural Gas, Inc. Gas Supply RB Series 2018 A (NR/Aa2)(c)(f)
14,250,000	4.000	09/01/2023	15,518,535
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
2,500,000	5.000	05/15/2025	2,909,075
3,000,000	5.000	05/15/2026	3,558,180
3,000,000	5.000	05/15/2027	3,619,230
2,455,000	5.000	05/15/2028	3,006,761
2,800,000	5.000	05/15/2029	3,468,696
4,875,000	5.000	05/15/2049	6,562,725
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 B (NR/Aa1)(c)(f)
14,050,000	4.000	12/02/2024	15,585,806
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Series 2009 A (AA+/Aa2)(a)
4,075,000	5.250	07/01/2019	4,075,000
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(d)
	(3 Mo. LIBOR + 0.65%),
5,200,000	2.386	10/01/2033	4,905,212
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(g)
1,275,000	4.000	01/01/2038	1,330,093

			100,012,878

Guam – 0.5%
Guam Government Business Privilege Tax RB Refunding Series 2015 D (BB/NR)
3,000,000	5.000	11/15/2022	3,258,180
Guam Government Business Privilege Tax RB Series 2012 B-1 (BB/NR)
2,980,000	5.000	01/01/2029	3,143,453
Guam Government Limited Obligation RB Section 30 Series 2009 A (NR/NR)(a)
850,000	5.625	12/01/2019	865,402
750,000	5.750	12/01/2019	763,973
Guam Government Limited Obligation RB Section 30 Series 2016 A (BB/NR)
2,755,000	5.000	12/01/2025	3,148,304
2,255,000	5.000	12/01/2026	2,611,335
2,000,000	5.000	12/01/2027	2,305,100
Guam Power Authority RB Refunding Series 2012 A (AGM) (AA/A2)
1,500,000	5.000	10/01/2024	1,660,875
Guam Power Authority RB Series 2014 A (AGM) (AA/A2)
325,000	5.000	10/01/2039	364,975
250,000	5.000	10/01/2044	279,592
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
1,030,000	5.000	01/01/2046	1,139,386

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
$350,000	5.000%	07/01/2025	$ 402,136
525,000	5.000	07/01/2026	612,286
350,000	5.000	07/01/2027	413,525
370,000	5.000	07/01/2028	435,105
725,000	5.000	07/01/2029	847,431
700,000	5.000	07/01/2030	812,189
700,000	5.000	07/01/2031	807,156
700,000	5.000	07/01/2032	804,020
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (A/Baa2)
400,000	5.000	07/01/2029	471,532
600,000	5.000	07/01/2031	697,284
250,000	5.000	07/01/2033	288,427
225,000	5.000	07/01/2034	258,568
425,000	5.000	07/01/2036	485,189

			26,875,423

Hawaii – 0.2%
City & County Honolulu RB for Wastewater System Series 2018 A (AA/Aa2)
3,000,000	4.000	07/01/2042	3,313,440
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (AMT) (A-/Baa2)
5,025,000	4.000	03/01/2037	5,209,568
Hawaii State GO Bonds Series 2013 EH (NR/NR)(a)
1,275,000	5.000	08/01/2023	1,461,877

			9,984,885

Idaho – 0.0%
Nez Perce County PCRB Refunding for Potlatch Corp. Project Series 2016 (BBB-/Baa3)
2,000,000	2.750	10/01/2024	2,063,220

Illinois – 12.2%
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (B+/B2)
555,000	5.382	12/01/2023	570,795
2,250,000	5.482	12/01/2024	2,325,555
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A/NR)
3,550,000	6.000	04/01/2046	4,157,973
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A/NR)
760,000	5.000	04/01/2034	847,233
575,000	5.000	04/01/2035	638,992
525,000	5.000	04/01/2036	581,789
490,000	5.000	04/01/2037	540,171
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (B+/Baa2)(e)
2,015,000	0.000	12/01/2026	1,621,873
600,000	0.000	12/01/2027	466,092
2,930,000	0.000	12/01/2029	2,104,971
2,515,000	0.000	12/01/2030	1,723,605
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (B+/Baa2)(e)
915,000	0.000	12/01/2027	710,790
940,000	0.000	12/01/2028	705,179
410,000	0.000	12/01/2030	280,985
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (BBB+/Ba1)(e)
670,000	0.000	01/01/2031	436,344
Chicago Illinois Board of Education GO Bonds Series 2015 C (B+/NR)
2,500,000	6.000	12/01/2035	2,821,525

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (B+/Baa2)(e)
$4,510,000	0.000%	12/01/2031	$ 2,969,023
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL-RE) (B+/Baa2)(e)
3,430,000	0.000	12/01/2023	3,039,323
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2012 A (B+/B2)
4,785,000	5.000	12/01/2042	4,990,229
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (B+/B2)
2,300,000	6.038	12/01/2029	2,448,856
2,500,000	6.138	12/01/2039	2,673,425
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (B+/NR)
5,160,000	7.000	12/01/2044	6,193,909
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (B+/NR)
7,125,000	6.500	12/01/2046	8,504,828
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
1,825,000	5.000	12/01/2025	2,112,401
2,190,000	5.000	12/01/2026	2,576,360
2,375,000	5.000	12/01/2027	2,834,040
7,445,000	5.000	12/01/2028	8,992,815
700,000	5.000	12/01/2030	834,435
1,800,000	5.000	12/01/2031	2,134,476
1,000,000	5.000	12/01/2032	1,181,730
2,000,000	5.000	12/01/2033	2,355,140
600,000	5.000	12/01/2034	703,800
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (AA/NR)
5,000,000	5.000	12/01/2027	5,966,400
5,230,000	5.000	12/01/2028	6,317,317
5,500,000	5.000	12/01/2029	6,600,440
4,690,000	5.000	12/01/2030	5,590,715
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (AGM) (NATL-RE) (AA/A2)(e)
1,465,000	0.000	01/01/2030	1,061,978
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (NATL-RE) (BBB+/Baa2)(e)
1,050,000	0.000	01/01/2028	807,912
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(e)
750,000	0.000	01/01/2032	466,237
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
300,000	5.500	01/01/2037	329,568
2,720,000	5.500	01/01/2040	2,973,014
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
1,500,000	5.250	01/01/2033	1,620,090
630,000	5.000	01/01/2034	671,536
490,000	5.000	01/01/2036	520,512
Chicago Illinois GO Bonds Project Refunding Series 2017 A (BBB+/NR)
3,395,000	6.000	01/01/2038	3,946,993
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
650,000	5.000	01/01/2040	665,398
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
150,000	5.000	01/01/2034	155,223
Chicago Illinois GO Bonds Series 2010 B (BBB+/Ba1)
1,120,000	7.517	01/01/2040	1,319,808
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
1,320,000	5.500	01/01/2039	1,444,978
Chicago Illinois GO Bonds Series 2015 B (BBB+/NR)
13,893,000	7.375	01/01/2033	16,513,914

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Bonds Series 2019 (BBB+/NR)
$2,700,000	5.000%	01/01/2027	$ 3,059,883
3,760,000	5.000	01/01/2028	4,304,862
4,890,000	5.000	01/01/2029	5,645,309
2,635,000	5.000	01/01/2031	3,001,845
3,000,000	5.500	01/01/2049	3,405,960
Chicago Illinois GO Refunding Bonds Capital Appreciation Series 2007 C (NATL-RE) (BBB+/Baa2)
4,405,000	5.000	01/01/2030	4,419,096
Chicago Illinois GO Refunding Bonds Series 2012 B (BBB+/Ba1)
2,385,000	5.432	01/01/2042	2,352,993
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
2,560,000	5.000	01/01/2024	2,789,555
4,435,000	5.000	01/01/2025	4,901,385
5,600,000	5.000	01/01/2038	6,032,432
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A/A3)
2,500,000	5.500	01/01/2029	2,812,850
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (A/NR)
7,000,000	5.000	01/01/2039	8,432,200
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2012 A (AMT) (A/A2)
4,550,000	5.000	01/01/2020	4,629,034
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 A (AMT) (A/NR)
2,095,000	5.000	01/01/2023	2,326,330
4,740,000	5.000	01/01/2024	5,394,499
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (A/NR)
9,105,000	5.000	01/01/2037	10,496,335
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (A/NR)
8,000,000	5.250	01/01/2035	9,603,440
Chicago Illinois Sales Tax Refunding Series 2002 (ETM) (BBB-/NR)(a)
1,005,000	5.000	01/01/2025	1,192,272
Chicago Illinois Tax Increment Allocation RB Refunding for Pilsen Redevelopment Project Series 2014 A (A+/NR)
1,135,000	5.000	06/01/2020	1,169,084
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
475,000	5.250	01/01/2042	554,249
1,330,000	4.000	01/01/2052	1,398,256
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2000 (A/Baa2)
1,500,000	5.000	11/01/2028	1,765,080
1,780,000	5.000	11/01/2029	2,083,668
1,000,000	5.000	11/01/2030	1,164,200
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
1,500,000	5.000	11/01/2026	1,786,890
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (A/Baa2)
15,475,000	5.000	11/01/2042	16,532,716
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM) (AA/A2)
265,000	5.432	01/01/2042	306,170
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM) (AA/A2)
5,650,000	6.314	01/01/2044	7,281,099
Cook County High School District No. 209 Proviso Township GO Bonds Limited Tax School Series 2018 B (AGM) (AA/NR)
10,350,000	5.500	12/01/2036	12,775,419
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
840,000	4.000	12/01/2023	914,768

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
County of Will Illinois GO Bonds Series 2019 (AA+/Aa1)
$1,500,000	4.000%	11/15/2047	$ 1,613,625
Illinois Finance Authority RB for Cook County School District No. 73 East Prairie Series 2018 (BAM) (AA/A1)
2,325,000	4.000	12/01/2036	2,525,880
1,420,000	4.000	12/01/2037	1,536,781
4,230,000	4.000	12/01/2042	4,531,134
Illinois Finance Authority RB for Cook County School District No. 95 Brookfield Series 2018 (NR/Aa2)
500,000	4.000	12/01/2038	537,440
400,000	4.000	12/01/2040	428,692
1,085,000	4.000	12/01/2042	1,158,910
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2007 A-4 (AA+/Aa2)(c)(f)
1,810,000	1.950	07/01/2019	1,810,000
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group series 2017 A (AA+/Aa2)
19,555,000	4.000	07/15/2047	21,061,126
Illinois Finance Authority RB Refunding for Edward Elmhurst Healthcare Obligation Group Series 2018 A (A/NR)
4,000,000	4.250	01/01/2044	4,238,280
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,425,000	4.000	05/15/2027	1,480,547
Illinois Finance Authority RB Refunding for University of Chicago Series 2018 A (AA-/Aa2)
2,100,000	5.000	10/01/2041	2,507,106
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
10,685,000	5.000	01/01/2026	12,429,647
8,170,000	5.000	01/01/2027	9,636,352
15,355,000	5.000	01/01/2028	18,353,678
11,790,000	5.000	01/01/2029	14,203,177
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (AA/NR)
4,160,000	5.000	06/15/2027	4,664,026
Illinois State GO Bonds for Build America Bonds Series 2010-5 (BBB-/Baa3)
1,780,000	7.350	07/01/2035	2,099,029
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa3)
39,035,000	5.100	06/01/2033	41,106,978
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
5,000,000	5.500	07/01/2024	5,576,450
5,500,000	5.250	07/01/2028	6,029,485
9,490,000	5.500	07/01/2038	10,354,065
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
375,000	4.500	12/01/2041	394,886
Illinois State GO Bonds Series 2017 B (BBB-/Baa3)
27,575,000	5.000	11/01/2019	27,872,810
Illinois State GO Bonds Series 2017 C (BBB-/Baa3)
26,930,000	5.000	11/01/2029	30,844,276
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
14,480,000	5.000	11/01/2021	15,488,098
41,500,000	5.000	11/01/2024	46,865,120
2,000,000	5.000	11/01/2025	2,273,720
7,995,000	5.000	11/01/2027	9,254,852
600,000	5.000	11/01/2028	691,188
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
16,380,000	5.000	05/01/2031	18,750,186
1,760,000	5.000	05/01/2042	1,942,494
1,760,000	5.000	05/01/2043	1,940,840
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
3,960,000	4.000	02/01/2030	4,317,509
1,185,000	4.000	02/01/2031	1,284,706
Illinois State GO Refunding Bonds Series 2017 D (BBB-/Baa3)
2,235,000	5.000	11/01/2020	2,331,574

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State Sales Tax RB Junior Obligation Series 2016 A (BBB/NR)
$1,475,000	5.000%	06/15/2022	$ 1,594,401
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (BBB/NR)
675,000	4.000	06/15/2021	698,875
2,875,000	5.000	06/15/2022	3,107,731
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 D (BBB/NR)
3,185,000	4.000	06/15/2021	3,297,653
Kendall Kane & Will Counties Community Unit School District No. 308 GO Bonds Series 2011 A (NR/Aa3)
4,545,000	5.000	02/01/2029	4,765,478
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(e)
5,535,000	0.000	12/15/2032	3,581,200
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/Baa2)(e)
2,685,000	0.000	12/15/2031	1,810,845
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/NR)
1,555,000	5.700	06/15/2024	1,720,405
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (NR/NR)(a)
460,000	5.700	06/15/2022	521,861
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2012 B (ST APPROP) (BBB/NR)
4,390,000	5.000	12/15/2028	4,678,511
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB/NR)(b)
2,000,000	5.000	12/15/2028	2,298,580
300,000	5.000	12/15/2032	338,037
600,000	5.000	12/15/2033	673,884
500,000	5.000	12/15/2034	559,600
1,260,000	0.000	12/15/2037	815,485
3,500,000	0.000	12/15/2042	2,250,150
3,850,000	0.000	12/15/2047	2,461,266
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (BBB+/NR)(a)
1,125,000	6.000	06/01/2021	1,223,269
Regional Transportation Authority Illinois GO Refunding Bonds Series 2017 A (AA/NR)
4,415,000	5.000	07/01/2029	5,369,920
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (AA/NR)(e)
6,005,000	0.000	12/01/2025	5,133,074
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
4,000,000	3.500	03/01/2030	4,204,840
State of Illinois GO Bonds Series 2010-1 (BBB-/Baa3)
1,100,000	6.630	02/01/2035	1,268,773
State of Illinois GO Bonds Series 2012 A (BBB-/Baa3)
300,000	5.000	01/01/2034	314,247
State of Illinois GO Bonds Series 2014 (BBB-/Baa3)
570,000	5.000	02/01/2024	634,097
State of Illinois GO Bonds Series 2017 A (BBB-/Baa3)
3,455,000	5.000	12/01/2027	4,003,170
State of Illinois GO Bonds Series 2017 D (BBB-/Baa3)
1,850,000	3.250	11/01/2026	1,860,286
9,450,000	5.000	11/01/2026	10,849,829
State of Illinois GO Refunding Bonds Series 2018 A (BBB-/Baa3)
500,000	5.000	10/01/2028	582,695
State of Illinois GO Unlimited Bonds Series 2016 (BBB-/Baa3)
2,360,000	5.000	11/01/2020	2,461,976

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Unlimited Bonds Series 2017 A (BBB-/Baa3)
$1,500,000	4.000%	12/01/2033	$ 1,558,980
5,000,000	4.250	12/01/2037	5,218,650
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (BBB-/Baa3)
5,100,000	5.000	10/01/2027	5,898,201
Village of Hillside Illinois Tax Increment RB Refunding Series 2018 (NR/NR)
1,150,000	5.000	01/01/2024	1,189,916
2,690,000	5.000	01/01/2030	2,797,358
Village of Romeoville GO Refunding Bonds Series 2019 (AA/Aa2)
3,055,000	5.000	12/30/2027	3,792,447
3,235,000	5.000	12/30/2028	4,056,722
Village of Romeoville RB Refunding for Lewis University Series 2018 B (BBB+/NR)
210,000	4.125	10/01/2041	214,408
420,000	4.125	10/01/2046	428,278

			694,952,339

Indiana – 0.5%
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2015 (AMT) (A-/A1)(c)(f)
3,000,000	5.000	11/01/2022	3,308,310
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2019 A (AMT) (A-/A1)(c)(f)
11,500,000	5.000	06/05/2026	13,659,355
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (AA-/Aa3)(c)
(SIFMA Municipal Swap Index Yield + 0.55%),
3,940,000	2.450	11/01/2023	3,956,588
Purdue University RB Refunding Series 2016 CC (AAA/Aaa)
7,245,000	5.000	07/01/2026	8,942,793

			29,867,046

Iowa – 0.1%
City of Davenport GO Corporate Bonds Series 2019 IA (AA/Aa3)
1,060,000	4.000	06/01/2031	1,199,549
Coralville Iowa COPS Series 2016 E (BB/NR)
460,000	4.000	06/01/2020	463,155
500,000	4.000	06/01/2021	506,660
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project RB Refunding Series 2019 (B+/NR)
2,335,000	3.125	12/01/2022	2,362,063

			4,531,427

Kentucky – 2.6%
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A-/A1)(d)
	(3 Mo. LIBOR + 0.53%),
10,490,000	2.258	11/01/2027	10,295,201
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
1,200,000	4.000	06/01/2037	1,277,628
400,000	4.000	06/01/2045	420,780
Kentucky Public Energy Authority Gas Supply RB Series 2018 B (NR/A1)(c)(f)
25,000,000	4.000	01/01/2025	27,586,000
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A3)(c)(f)
16,000,000	4.000	06/01/2025	17,629,440
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A3)(c)(f)
42,080,000	4.000	06/01/2025	46,402,878

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky State Property & Building Commission RB Refunding Project No. 112 Series 2016 B (ST APPROP) (A-/A1)
$8,100,000	5.000%	11/01/2025	$ 9,565,533
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (A/NR)
2,000,000	4.000	10/01/2034	2,141,460
Louisville & Jefferson County Metropolitan Government PCRB for Louisville Gas & Electric Company Project Series 2001 B (AMT) (A/A1)(c)(f)
3,080,000	2.550	05/03/2021	3,137,750
Louisville & Jefferson County Metropolitan Sewer District RB for Kentucky Sewer & Drainage System Series 2011 A (AA/Aa3)
2,295,000	5.000	05/15/2030	2,476,787
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 (SP-1+/MIG1)
10,000,000	4.000	11/01/2019	10,086,000
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 A (AA/Aa3)
10,000,000	4.000	05/15/2038	11,104,000
University of Kentucky General Receipts Refunding Bonds Series 2015 A (AA/Aa2)
3,260,000	4.000	04/01/2026	3,689,016

			145,812,473

Louisiana – 0.7%
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AA/A2)(a)
1,230,000	5.250	08/01/2019	1,233,887
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (BBB/Baa2)
14,185,000	3.500	11/01/2032	14,685,163
Louisiana Local Government Environmental Facilities & Community Development Authority Subordinate Lien RB for East Baton Rouge Sewerage Commission Projects Series 2014 A (A+/A1)
6,250,000	4.375	02/01/2039	6,700,250
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
900,000	2.750	10/01/2023	940,284
670,000	5.000	10/01/2023	760,973
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
2,125,000	3.375	09/01/2028	2,156,110
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
1,625,000	3.500	06/01/2030	1,652,137
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A-/A3)
3,695,000	4.000	05/15/2042	3,881,265
3,000,000	5.000	05/15/2046	3,423,510
New Orleans Aviation Board GARBs Series 2015 B (AMT) (A-/A3)
3,750,000	5.000	01/01/2034	4,226,362
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A3)
1,000,000	5.000	01/01/2048	1,135,500
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (A/A3)
500,000	5.000	04/01/2030	549,110

			41,344,551

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maine – 0.6%
Finance Authority of Maine RB Refunding for Supplemental Education Loan Series 2019 A-1 (AMT) (AGM) (AA/A2)
$250,000	5.000%	12/01/2020	$ 261,392
305,000	5.000	12/01/2021	328,098
400,000	5.000	12/01/2022	441,356
500,000	5.000	12/01/2023	564,450
500,000	5.000	12/01/2024	575,895
450,000	5.000	12/01/2025	527,594
1,530,000	5.000	12/01/2026	1,819,369
1,500,000	5.000	12/01/2027	1,806,375
1,000,000	5.000	12/01/2028	1,208,690
Maine Turnpike Authority RB Refunding Series 2015 (AA-/Aa3)
1,575,000	5.000	07/01/2026	1,884,582
State of Maine GO Bonds Series 2018 D (AA/Aa2)
9,765,000	5.000	06/01/2024	11,458,153
10,470,000	5.000	06/01/2025	12,588,500

			33,464,454

Maryland – 1.5%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
425,000	4.000	09/01/2027	448,583
650,000	4.500	09/01/2033	689,618
City of Annapolis GO Refunding Bonds for Public Improvements Series 2015 B (AA+/Aa2)
1,725,000	4.000	08/01/2027	2,032,222
County of Montgomery GO Bonds for Consolidated Public Improvement Series 2017 E (AAA/Aaa)(c)(f)
5,000,000	1.920	07/01/2019	5,000,000
County of Montgomery MD Public Improvement GO Bonds Series 2013 A (AAA/Aaa)
13,475,000	4.000	11/01/2027	14,870,202
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (ASSURED GTY) (AA/NR)
80,000	5.600	07/01/2020	80,265
555,000	5.700	07/01/2029	559,673
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (NR/Baa3)
1,000,000	5.000	06/01/2044	1,176,040
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (A-/Baa1)
6,620,000	1.700	09/01/2022	6,645,950
Maryland State Economic Development Corporation Student Housing RB Refunding for University of Maryland College Park Projects Series 2016 (AGM) (AA/A2)
600,000	4.000	06/01/2020	613,836
Maryland State GO Bonds for State & Local Facilities Loan Second Series 2014 B (AAA/Aaa)(a)
15,900,000	5.000	08/01/2022	17,686,047
Maryland State GO Bonds for State & Local Facilities Loan Series 2013 B (AAA/Aaa)
10,000,000	5.000	03/15/2025	11,966,400
State of Maryland Department of Transportation RB Series 2015 (AAA/Aa1)
15,780,000	4.000	02/01/2030	17,129,348
State of Maryland Department of Transportation Third Issue RB Series 2015 (AAA/Aa1)
5,145,000	4.000	12/15/2026	5,717,793

			84,615,977

Massachusetts – 1.7%
Commonwealth of Massachusetts GO Bonds Series 2014 A (AA/Aa1)
14,440,000	5.000	12/01/2041	15,498,019
Massachusetts Development Finance Agency RB for Harvard University Series 2010 B-2 (AAA/Aaa)(a)
5,000,000	5.250	02/01/2021	5,311,200

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency RB for Harvard University Series 2016 A (AAA/Aaa)
$5,000,000	5.000%	07/15/2036	$ 6,826,050
16,500,000	5.000	07/15/2040	23,018,160
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (BB/NR)(g)
2,000,000	4.000	11/15/2023	2,048,720
1,200,000	5.000	11/15/2028	1,349,964
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
825,000	5.000	07/01/2038	972,988
1,850,000	5.000	07/01/2039	2,176,137
Massachusetts Health & Educational Facilities Authority RB for Tufts University Series 2008 N-2 (AA-/Aa2)(c)(f)
3,500,000	1.740	07/01/2019	3,500,000
Massachusetts Health & Educational Facilities Authority RB for Tufts University Series 2012 G (AA-/Aa2)(c)(f)
3,600,000	1.740	07/01/2019	3,600,000
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(d)
	(3 Mo. LIBOR + 0.57%),
5,485,000	2.298	05/01/2037	5,350,782
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(d)
	(3 Mo. LIBOR + 0.57%),
4,830,000	2.298	05/01/2037	4,711,810
Massachusetts State GO Bonds Consolidated Loan Series 2018 D (AA/Aa1)
7,500,000	4.000	05/01/2039	8,316,750
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Series 2019 A (AA/Aa2)(c)(f)
5,525,000	5.000	01/01/2023	6,178,994
Massachusetts Water Resources Authority RB Refunding Series 2012 B (AA+/Aa1)
7,220,000	5.000	08/01/2029	7,964,165

			96,823,739

Michigan – 2.7%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(f)
23,263,183	4.000	04/01/2034	20,389,482
City of Detroit Financial Recovery Series 2014 B-2 (NR/NR)(f)
331,114	4.000	04/01/2034	290,211
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
1,075,000	5.000	07/01/2026	1,229,058
1,130,000	5.000	07/01/2027	1,288,516
1,000,000	5.000	07/01/2028	1,136,720
1,000,000	5.000	07/01/2029	1,132,660
3,435,000	5.000	07/01/2033	3,845,517
3,330,000	5.000	07/01/2036	3,704,259
Great Lakes Water Authority Water Supply System Revenue Refunding Senior Lien RB Series 2016C (AA-/A2)
8,300,000	5.250	07/01/2033	10,008,140
17,775,000	5.250	07/01/2034	21,377,815
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
1,850,000	5.000	11/15/2048	2,198,799
3,700,000	4.000	11/15/2050	3,998,257
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
3,750,000	4.000	02/15/2047	4,015,725
17,000,000	4.000	02/15/2050	18,068,450
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (BB+/NR)
1,000,000	3.875	10/01/2023	1,056,120

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 D-4 (AA-/A2)
$1,000,000	5.000%	07/01/2034	$ 1,134,450
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL-RE) (A+/A3)
650,000	5.000	07/01/2036	733,454
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-1 (A+/A2)
1,000,000	5.000	07/01/2044	1,074,140
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A2)
325,000	5.000	07/01/2032	371,576
250,000	5.000	07/01/2033	284,670
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A/A3)
1,945,000	5.000	07/01/2033	2,245,289
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (AA/A2)
400,000	5.000	07/01/2035	452,420
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (AA-/A2)
1,000,000	5.000	07/01/2029	1,173,480
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2011 (AA-/Aa3)
4,470,000	5.000	12/01/2039	4,798,590
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2015 (AA-/Aa3)
4,290,000	5.000	12/01/2035	4,673,311
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (AA/A2)
15,000,000	4.250	12/31/2038	16,371,600
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(c)(f)
1,115,000	1.450	09/01/2021	1,110,562
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(e)
9,500,000	0.000	06/01/2052	482,790
Okemos Public Schools GO Bonds Series 2019 (Q-SBLF) (NR/Aa1)
2,000,000	5.000	05/01/2023	2,266,600
2,125,000	5.000	05/01/2024	2,475,710
University of Michigan General RB Series 2012 B (AAA/Aaa)(c)(f)
3,000,000	1.860	07/01/2019	3,000,000
Van Buren Public Schools Michigan GO Unlimited Refunding Bonds Series 2019 (Q-SBLF) (AA/NR)
2,485,000	4.000	11/01/2026	2,885,855
2,585,000	4.000	11/01/2027	3,018,686
Warren Consolidated School District Unlimited Tax GO Refunding Bonds for School Building and Site Bonds Series 2016 (Q-SBLF) (AA/NR)
1,145,000	5.000	05/01/2025	1,348,558
1,215,000	5.000	05/01/2026	1,462,301
3,705,000	5.000	05/01/2027	4,441,665
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2015 B (Q-SBLF) (AA/NR)
2,160,000	5.000	05/01/2022	2,357,683

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2017 B (AMT) (A/A2)
$400,000	5.000%	12/01/2033	$ 480,588
1,065,000	5.000	12/01/2034	1,275,007
650,000	5.000	12/01/2035	775,704
800,000	5.000	12/01/2036	951,688
880,000	5.000	12/01/2037	1,043,671

			156,429,777

Minnesota – 0.3%
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (AA-/A2)
3,300,000	5.000	05/01/2048	3,946,008
1,325,000	4.000	05/01/2049	1,435,174
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (A-/NR)
1,535,000	4.250	02/15/2048	1,661,177
Duluth Independent School District No.709 COPS Refunding Series 2019 A (NR/Ba2)
340,000	3.000	03/01/2020	341,642
390,000	3.000	03/01/2021	393,849
610,000	3.000	03/01/2022	617,174
630,000	3.000	03/01/2023	636,974
650,000	3.250	03/01/2024	661,837
Duluth Independent School District No.709 COPS Refunding Series 2019 B (SD CRED PROG) (NR/Aa2)
365,000	5.000	02/01/2020	372,117
300,000	5.000	02/01/2021	315,420
320,000	5.000	02/01/2022	346,528
380,000	5.000	02/01/2023	423,027
400,000	5.000	02/01/2024	456,544
375,000	5.000	02/01/2025	437,704
370,000	5.000	02/01/2027	448,614
350,000	5.000	02/01/2028	431,088
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BBB-/NR)
500,000	5.000	05/01/2047	556,390
Minnesota State Trunk Highway GO Refunding Bonds Series 2017 E (AAA/Aa1)
1,680,000	3.000	10/01/2029	1,808,974
University of Minnesota GO Bonds Series 2013 A (AA/Aa1)
3,185,000	4.000	02/01/2029	3,439,545

			18,729,786

Mississippi – 0.4%
County of Warren RB Refunding for International Paper Co. Series 2018 (BBB/Baa2)(c)(f)
2,700,000	2.900	09/01/2023	2,781,189
Jackson County PCRB Refunding for Chevron U.S.A., Inc. Project Series 1993 (AA/Aa2)(c)(f)
5,000,000	2.000	07/01/2019	5,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development RB for Chevron USA, Inc. Series 2007 B (AA/Aa2)(c)(f)
3,040,000	2.000	07/01/2019	3,040,000
Mississippi Business Finance Corp. RB for Mississippi Power Co. Project First Series 2010 (A-/NR)(c)(f)
4,120,000	2.750	12/09/2021	4,165,608
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
5,950,000	2.500	04/01/2022	5,946,609
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (AA/A1)(a)
1,095,000	5.375	10/01/2019	1,106,081

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi State GO Bonds Series 2015 F (AA/Aa2)
$1,000,000	4.000%	11/01/2035	$ 1,102,110

			23,141,597

Missouri – 0.8%
Branson IDA Tax Increment RB Refunding for Branson Shoppes Redevelopment Project Series 2017 A (NR/NR)
400,000	3.000	11/01/2019	400,796
400,000	3.000	11/01/2020	402,748
350,000	3.000	11/01/2021	352,663
350,000	4.000	11/01/2022	362,691
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(g)
1,000,000	4.500	12/01/2029	1,026,620
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 A (AMT) (A/A2)
4,200,000	5.000	03/01/2030	5,213,082
4,410,000	5.000	03/01/2031	5,432,591
4,630,000	5.000	03/01/2032	5,676,843
4,865,000	5.000	03/01/2033	5,944,738
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (A-/NR)
800,000	5.000	09/01/2038	933,736
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
420,000	4.000	02/15/2037	464,155
675,000	4.000	02/15/2038	741,730
500,000	4.000	02/15/2039	548,340
1,850,000	4.000	02/15/2044	2,018,591
5,000,000	4.000	02/15/2049	5,422,800
Missouri Health & Educational Facilities Authority RB Series 2003 B (AA+/Aa1)(c)(f)
3,500,000	1.620	07/01/2019	3,500,000
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for Union Electric Co. Project Series 1992 (A/NR)
4,270,000	1.600	12/01/2022	4,278,327
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,405,000	4.375	11/15/2035	1,466,553

			44,187,004

Montana – 0.0%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
575,000	5.000	07/01/2029	710,349

Nevada – 0.7%
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
100,000	3.000	06/01/2020	100,664
135,000	3.000	06/01/2021	136,378
245,000	3.000	06/01/2022	247,455
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
250,000	4.250	06/01/2034	258,228
300,000	4.500	06/01/2039	311,424
250,000	4.625	06/01/2043	259,760
400,000	4.625	06/01/2049	413,724
Clark County School District Building GO Bonds Series 2018 A (A+/A1)
7,335,000	5.000	06/15/2033	8,874,176
Clark County School District GO Building Bonds Series 2018 A (A+/A1)
5,000,000	5.000	06/15/2030	6,141,200
11,180,000	5.000	06/15/2031	13,647,203
Henderson Nevada Local Improvement District No. T-18 (Inspirada) Special Assessment Refunding Limited Obligation Series 2016 (NR/NR)
1,285,000	4.000	09/01/2025	1,347,181

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
State of Nevada GO Refunding Bonds for Capital Improvements & Cultural Affairs Series 2015 B (AA/Aa2)
$5,000,000	5.000%	11/01/2026	$ 5,962,950

			37,700,343

New Hampshire – 1.1%
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (A-/Baa1)(c)(f)
2,695,000	2.800	10/02/2023	2,792,613
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2018 A (AMT) (A-/NR)(c)
(SIFMA Municipal Swap Index Yield + 0.75%),
7,400,000	2.650	10/01/2021	7,383,868
New Hampshire Health and Education Facilities Authority RB Refunding Dartmouth-Hitchcock Obligation Group Series 2017 A (A/NR)
8,965,000	5.000	08/01/2032	10,589,189
3,880,000	5.000	08/01/2033	4,569,321
4,075,000	5.000	08/01/2034	4,784,417
4,290,000	5.000	08/01/2035	5,020,072
4,505,000	5.000	08/01/2036	5,251,794
4,735,000	5.000	08/01/2037	5,501,218
4,980,000	5.000	08/01/2038	5,767,089
5,235,000	5.000	08/01/2039	6,052,131
5,505,000	5.000	08/01/2040	6,345,613

			64,057,325

New Jersey – 4.4%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
300,000	5.000	03/01/2024	342,534
250,000	5.000	03/01/2026	298,618
Borough of Stone Harbor GO Bonds Series 2018 (AA/NR)
1,345,000	4.000	11/01/2026	1,532,143
Garden State Preservation Trust Capital Appreciation RB Series 2003 B (AGM) (AA/A2)(e)
2,560,000	0.000	11/01/2021	2,467,840
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (BBB-/NR)
500,000	5.000	07/01/2032	563,120
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (BBB+/Baa1)(a)
360,000	5.000	09/01/2019	362,106
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB+/Baa1)
4,000,000	5.500	06/15/2033	4,682,800
New Jersey Economic Development Authority RB for School Facilities Construction Series 2018 EEE (BBB+/Baa1)
5,805,000	5.000	06/15/2028	6,915,787
10,295,000	5.000	06/15/2029	12,287,082
New Jersey Economic Development Authority RB Refunding for Port Newark Container Terminal LLC Project Series 2017 (AMT) (NR/Ba1)
4,325,000	5.000	10/01/2047	4,780,898
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,300,000	5.000	06/01/2042	1,498,848
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (BBB+/Baa1)
9,340,000	5.000	06/15/2029	11,147,290
New Jersey Economic Development Authority RB Refunding for The Seeing Eye, Inc.-2017 Project Series 2017 (A/NR)
785,000	3.000	06/01/2032	806,768
1,545,000	5.000	06/01/2032	1,868,956

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (BBB+/Baa1)
$5,380,000	5.000%	06/15/2037	$ 6,103,018
New Jersey Educational Facilities Authority RB for Princeton University Series 2014 A (AAA/Aaa)
8,210,000	5.000	07/01/2026	9,642,891
New Jersey Educational Facilities Authority RB Refunding for Princeton University Series 2017 I (AAA/Aaa)
2,675,000	5.000	07/01/2033	3,326,844
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A/A2)
1,250,000	3.000	07/01/2040	1,254,813
New Jersey State Turnpike Authority RB Refunding Series 2017 C-5 (A+/A2)(c)
	(1 Mo. LIBOR + 0.46%),
5,000,000	2.168	01/01/2021	5,006,000
New Jersey State Turnpike Authority RB Series 2015 E (A+/A2)
8,930,000	5.000	01/01/2032	10,353,263
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(e)
24,175,000	0.000	12/15/2035	13,782,409
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(e)
9,755,000	0.000	12/15/2026	7,910,915
3,185,000	0.000	12/15/2029	2,293,901
1,155,000	0.000	12/15/2031	766,654
5,000,000	0.000	12/15/2036	2,705,450
1,495,000	0.000	12/15/2037	774,918
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
755,000	5.000	06/15/2046	826,597
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(e)
18,200,000	0.000	12/15/2031	12,319,762
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (AMBAC) (BBB+/Baa1)
1,470,000	5.250	12/15/2022	1,636,874
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2013 A (BBB+/Baa1)
2,585,000	5.000	06/15/2020	2,664,773
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB+/Baa1)(e)
25,925,000	0.000	12/15/2036	14,027,758
12,030,000	0.000	12/15/2037	6,235,630
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB+/Baa1)(e)
15,210,000	0.000	12/15/2038	7,542,943
15,000,000	0.000	12/15/2039	7,127,700
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/Baa1)
6,515,000	5.500	06/15/2041	6,878,863
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (BBB+/Baa1)
1,000,000	5.000	06/15/2042	1,043,460
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
2,290,000	5.000	06/15/2030	2,659,652
1,825,000	5.000	06/15/2031	2,105,320
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB+/Baa1)
2,905,000	4.000	12/15/2031	3,162,935
2,000,000	5.000	12/15/2032	2,344,540
3,320,000	5.000	12/15/2033	3,875,071
7,775,000	5.000	12/15/2034	9,032,839
2,770,000	5.000	12/15/2035	3,199,655
3,455,000	5.000	12/15/2036	3,967,860
2,410,000	4.250	12/15/2038	2,584,870

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (BBB+/Baa1)
$10,000,000	5.000%	06/15/2037	$ 11,445,300
10,000,000	4.500	06/15/2049	10,741,900
New Jersey Transportation Trust Fund Authority Transportation Programme RB Series 2019 AA (BBB+/Baa1)
3,060,000	5.000	06/15/2034	3,561,565
3,000,000	5.250	06/15/2043	3,455,850
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM) (AA/A2)
3,195,000	5.500	12/15/2022	3,593,449
South Jersey Port Corp. RB Refunding for Marine Terminal Series 2012 R (AMT) (BBB-/Baa1)
1,670,000	4.000	01/01/2023	1,760,130
730,000	4.000	01/01/2024	766,931
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB/NR)
2,000,000	5.000	06/01/2046	2,143,980
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB+/NR)
1,985,000	3.200	06/01/2027	2,105,251
Township of Rockaway GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa1)
1,535,000	2.000	07/15/2022	1,563,735

			247,851,059

New Mexico – 0.1%
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 A (BBB+/Baa2)(c)(f)
1,200,000	5.200	06/01/2020	1,235,916
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB+/Baa2)
2,500,000	5.900	06/01/2040	2,588,275

			3,824,191

New York – 6.3%
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BBB-/Baa3)
200,000	5.875	04/01/2042	204,060
City of New Rochelle Corp. for Local Development RB for Iona College Project Series 2015 A (BBB/Baa2)
325,000	5.000	07/01/2025	374,787
335,000	5.000	07/01/2026	385,113
425,000	5.000	07/01/2027	487,568
County of Suffolk GO Bonds Series 2018 (SP-1/NR)
16,000,000	5.000	07/24/2019	16,033,280
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 (AAA/Aaa)(d)(g)
	(1 Mo. LIBOR + 0.50%),
7,234,496	2.904	01/25/2033	7,183,337
Long Island Power Authority RB Refunding Series 2014 C (A-/A3)(c)
	(1 Mo. LIBOR + 0.75%),
9,000,000	2.458	10/01/2023	9,005,670
Metropolitan Transportation Authority RB Refunding RMKT 11/01/16 Subseries 2012 G-3 (A/A1)(c)
	(1 Mo. LIBOR + 0.70%),
5,000,000	2.335	02/01/2020	5,006,450
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (A/A1)(c)
	(1 Mo. LIBOR + 0.55%),
7,600,000	2.185	11/01/2022	7,554,476
Metropolitan Transportation Authority RB Series 2011 B (A/A1)(c)
	(1 Mo. LIBOR + 0.55%),
7,510,000	2.185	11/01/2022	7,465,015
New York City GO Bonds Fiscal 2006 Series H Subseries H1 (AA/Aa1)(c)(f)
3,500,000	1.950	07/01/2019	3,500,000
New York City GO Bonds Fiscal 2006 Series H Subseries H2 (AA/Aa1)(c)(f)
5,010,000	1.950	07/01/2019	5,010,000

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City GO Bonds Fiscal 2014 Series D Subseries D-3 (AA/Aa1)(c)(f)
$5,085,000	1.950%	07/01/2019	$ 5,085,000
New York City GO Bonds Fiscal 2014 Series I Subseries I-2 (AA/Aa1)(c)(f)
4,550,000	1.950	07/01/2019	4,550,000
New York City GO Bonds Fiscal 2015 Series F Subseries F6 (AA/Aa1)(c)(f)
1,900,000	1.950	07/01/2019	1,900,000
New York City Housing Development Corp. Multi-Family RB for Sustainable Neighborhood Series 2018 L-1 (AA+/Aa2)(c)(f)
3,500,000	2.750	12/29/2023	3,613,050
New York City Municipal Water Finance Authority RB for Water & Sewer System General Resolution Fiscal 2009 Series FF-2 (AA+/Aa1)
7,365,000	5.500	06/15/2040	7,387,316
New York City Municipal Water Finance Authority RB for Water & Sewer System Second General Resolution Fiscal 2014 Series AA Subseries AA1 (AA+/Aa1)(c)(f)
8,505,000	1.950	07/01/2019	8,505,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2015 B-1 (AAA/Aa1)
5,655,000	5.000	08/01/2039	6,479,669
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (AAA/Aa1)
15,685,000	2.570	11/01/2023	15,962,938
17,020,000	2.640	11/01/2024	17,433,756
11,900,000	2.740	11/01/2025	12,225,227
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured Tax Exempt RB Series 2019 A-4 (AAA/Aa1)(c)(f)
5,000,000	1.950	07/01/2019	5,000,000
New York City Transitional Finance Authority RB Future Tax Secured Var-Nyc Recovery-Series 1 Subseries 2002 C (AAA/Aa1)(c)(f)
2,250,000	1.950	07/01/2019	2,250,000
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Subseries C-4 (AAA/Aa1)(c)(f)
3,585,000	1.950	07/01/2019	3,585,000
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2015 Subseries E-3 (AAA/Aa1)(c)(f)
5,000,000	1.950	07/01/2019	5,000,000
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2016 Subseries E-4 (AAA/Aa1)(c)(f)
3,550,000	1.950	07/01/2019	3,550,000
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2018 Subseries B-4 (AAA/Aa1)(c)(f)
3,500,000	1.950	07/01/2019	3,500,000
New York City Water & Sewer System RB Refunding Series 2012 AA (AA+/Aa1)
20,600,000	5.000	06/15/2033	22,001,624
New York City Water & Sewer System Second General Resolution RB Refunding Series 2019 EE (AA+/Aa1)
19,225,000	4.000	06/15/2040	21,504,701
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
4,840,000	3.500	02/15/2048	4,998,558
New York State Dormitory Authority Columbia University RB Series 2011 A (AAA/Aaa)
12,125,000	5.000	10/01/2041	12,870,324
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 A (AA+/Aa1)
1,400,000	5.000	02/15/2027	1,731,646
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (AA+/Aa1)
6,190,000	5.000	02/15/2027	7,656,349
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (AA+/Aa1)
25,000,000	5.000	03/15/2024	29,224,500
5,275,000	5.000	03/15/2026	6,481,656
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 A (NR/Baa1)
1,400,000	5.000	07/01/2033	1,718,360

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (NR/Baa1)
$100,000	3.560%	07/01/2026	$ 102,310
100,000	3.670	07/01/2027	102,231
40,000	3.760	07/01/2028	40,953
200,000	3.820	07/01/2029	204,686
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (BBB+/Baa1)
540,000	5.000	07/01/2032	662,828
465,000	5.000	07/01/2034	566,900
505,000	5.000	07/01/2035	612,323
440,000	5.000	07/01/2036	533,399
545,000	4.000	07/01/2040	589,875
590,000	5.000	07/01/2041	708,201
2,315,000	4.000	07/01/2045	2,494,829
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (AA+/Aa1)
425,000	4.900	03/15/2023	464,980
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A2)(f)
5,350,000	3.367	07/08/2019	5,350,000
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2014 A (AA+/Aa1)
5,000,000	5.000	03/15/2031	5,761,600
New York State Urban Development Corporation Taxable Refunding RB Series 2017 B (AA+/Aa1)
16,745,000	2.860	03/15/2024	17,169,318
New York State Urban Development Corporation Taxable Refunding RB Series 2017 D-1 (AA+/Aa1)
11,875,000	2.980	03/15/2025	12,319,125
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BBB-/Baa3)
1,700,000	5.000	01/01/2033	2,017,169
1,200,000	5.000	01/01/2034	1,419,156
9,310,000	4.000	01/01/2036	9,963,003
2,450,000	5.000	01/01/2036	2,878,064
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM) (AA/A2)
1,500,000	4.000	07/01/2046	1,570,815
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (NR/Baa3)
700,000	5.000	07/01/2041	770,665
1,875,000	5.250	01/01/2050	2,076,394
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (BB-/NR)
3,615,000	5.000	08/01/2021	3,830,563
2,250,000	5.000	08/01/2031	2,367,045
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (NR/Baa3)
2,075,000	5.000	07/01/2046	2,277,748
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB-/Baa2)
1,000,000	5.000	11/01/2023	1,130,210
1,000,000	5.000	11/01/2024	1,155,820

			355,564,640

North Carolina – 1.4%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/2038	2,070,040

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
County of Mecklenburg GO Bonds for Public Improvement Series 2018 (AAA/Aaa)
$5,250,000	5.000%	03/01/2029	$ 6,699,997
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2014 A (AA+/Aa1)
38,115,000	5.000	10/01/2041	41,214,893
North Carolina Capital Facilities Finance Agency RB Refunding for Duke University Project Series 2014 B (AA+/Aa1)
25,000,000	5.000	10/01/2044	27,012,250
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
620,000	4.000	09/01/2025	642,928

			77,640,108

Ohio – 2.1%
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 1st Subordinate Series 2007 B (BBB+/NR)(e)
73,450,000	0.000	06/01/2047	4,256,427
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 2nd Subordinate Series 2007 C (NR/NR)(e)
132,000,000	0.000	06/01/2052	4,114,440
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
1,000,000	6.500	06/01/2047	1,005,000
2,400,000	5.875	06/01/2047	2,348,952
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Ca)
47,390,000	5.125	06/01/2024	45,873,520
5,150,000	5.875	06/01/2030	5,051,068
1,750,000	5.750	06/01/2034	1,700,720
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (B-/Caa3)
1,700,000	6.250	06/01/2037	1,708,891
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
275,000	5.000	11/01/2020	283,165
285,000	5.000	11/01/2021	298,515
400,000	5.000	11/01/2022	425,292
420,000	5.000	11/01/2023	452,264
City of Columbus Various Purpose Unlimited Tax Bonds Series 2017 A (AAA/Aaa)
11,470,000	4.000	04/01/2033	12,955,021
County of Miami Ohio Hospital Facilities Improvement RB Kettering Health Network Series 2019 (A+/A2)
5,000,000	5.000	08/01/2049	5,811,250
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (BBB-/Baa3)
10,000,000	8.223	02/15/2040	13,268,700
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
2,865,000	5.500	02/15/2057	3,287,444
Lakewood City School District GO Refundable Bonds Series 2014 C (AA/Aa2)
3,215,000	5.000	12/01/2027	3,788,042
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(g)
700,000	4.500	01/15/2048	744,352
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (A-/NR)
2,800,000	3.250	11/01/2022	2,923,480
Ohio Water Development Authority RB for Water Pollution Control Loan Fund Series 2014 (AAA/Aaa)
6,085,000	5.000	06/01/2021	6,515,149

			116,811,692

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oklahoma – 0.4%
Cleveland County Educational Facilities Authority RB for Norman Public Schools Project Series 2019 (A+/NR)
$4,235,000	5.000%	06/01/2024	$ 4,905,866
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (AA/A2)
3,670,000	4.000	08/15/2048	3,981,363
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
2,150,000	5.000	08/15/2029	2,598,576
5,000,000	5.250	08/15/2048	5,859,950
Oklahoma Turnpike Authority RB Second Senior Series 2017 C (AA-/Aa3)
1,400,000	4.000	01/01/2042	1,523,746
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(c)(f)
1,500,000	5.000	06/01/2025	1,673,355

			20,542,856

Oregon – 0.8%
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
1,385,000	3.500	03/01/2029	1,420,055
1,540,000	3.750	03/01/2032	1,582,704
Oregon State Business Development Commission Intel Corporation Project RB Series 2019 (AMT) (A+/A1)(c)(f)
10,000,000	5.000	03/01/2022	10,852,100
Oregon State Department of Transportation Highway User Tax RB Refunding Series 2015 A (AAA/Aa1)
3,180,000	5.000	11/15/2025	3,768,427
Oregon State Facilities Authority RB Refunding For Reed College Project Series 2017 A (AA-/Aa2)
8,895,000	5.000	07/01/2047	10,518,426
Port of Portland RB for International Airport Series 2019 25-B (AMT) (AA-/NR)
1,000,000	5.000	07/01/2032	1,241,500
1,000,000	5.000	07/01/2033	1,236,400
1,000,000	5.000	07/01/2034	1,231,070
1,000,000	5.000	07/01/2035	1,226,360
Portland Oregon Community College District GO Bonds Series 2013 (AA+/Aa1)
2,000,000	5.000	06/15/2026	2,274,580
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aaa)
7,090,000	4.000	04/01/2029	8,089,619
Washington County School District No. 1 GO Bonds Series 2017 (SCH BD GTY) (NR/Aa1)
4,155,000	5.000	06/15/2029	5,163,876

			48,605,117

Pennsylvania – 4.2%
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
4,000,000	5.000	04/01/2030	4,847,280
18,400,000	4.000	04/01/2044	19,706,032
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A+/A1)
3,050,000	4.000	07/15/2035	3,388,886
3,180,000	4.000	07/15/2036	3,506,045
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba3)(g)
2,420,000	5.000	05/01/2027	2,771,795
1,600,000	5.000	05/01/2032	1,812,240
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (NR/Ba3)(g)
750,000	5.000	05/01/2023	811,777
750,000	5.000	05/01/2028	868,238

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
$100,000	5.000%	10/01/2031	$ 112,895
390,000	5.000	10/01/2032	439,347
410,000	5.000	10/01/2033	460,938
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
1,000,000	5.000	08/01/2025	1,175,450
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (AA/A1)
24,905,000	4.000	06/01/2039	27,076,218
Commonwealth of Pennsylvania COP Series 2018 A (A/A2)
1,250,000	4.000	07/01/2046	1,358,075
Commonwealth of Pennsylvania GO Bonds Series 2015 (A+/Aa3)
3,925,000	5.000	08/15/2025	4,720,323
Delaware County Authority RB for Villanova University Series 2015 (AA-/A1)
4,945,000	5.000	08/01/2045	5,700,893
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000	5.000	12/01/2038	826,162
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa3)(d)
	(3 Mo. LIBOR + 0.77%),
15,800,000	2.498	05/01/2037	15,045,550
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (AA-/Aa3)
725,000	4.000	06/01/2044	794,593
1,300,000	5.000	06/01/2044	1,563,562
3,325,000	4.000	06/01/2049	3,620,892
2,350,000	5.000	06/01/2049	2,808,861
Lancaster County Hospital Authority RB for Brethren Village Project Series 2017 (BB+/NR)
855,000	3.000	07/01/2019	855,000
1,155,000	5.000	07/01/2020	1,182,108
900,000	5.000	07/01/2022	956,277
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A/A2)
850,000	4.000	09/01/2037	921,400
850,000	4.000	09/01/2038	918,637
850,000	4.000	09/01/2039	916,045
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (BBB+/NR)
155,000	5.000	05/01/2020	159,119
230,000	5.000	05/01/2021	243,018
155,000	5.000	05/01/2022	168,198
50,000	5.000	05/01/2023	55,538
100,000	5.000	05/01/2024	113,402
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 10/01/10 Series 2008 (A/A1)
2,500,000	4.000	10/01/2023	2,581,500
Pennsylvania Economic Development Financing Authority RB for CarbonLite P LLC Project Series 2019 (AMT) (NR/NR)(g)(h)
1,750,000	5.250	06/01/2026	1,791,142
Pennsylvania Economic Development Financing Authority RB for Solid Waste Disposal Project Series 2009 (A-/NR)(c)(f)
6,460,000	2.800	12/01/2021	6,606,190
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (BBB/NR)
750,000	5.000	06/30/2042	838,462
Pennsylvania Economic Development Financing Authority RB Refunding for American Water Co. Project Series 2019 (A+/A1)
8,250,000	3.000	04/01/2039	8,272,935

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2011 (AMT) (A-/NR)(c)(f)
$5,000,000	2.150%	07/01/2024	$ 5,000,000
Pennsylvania Higher Educational Facilities Authority Duquesne University of the Holy Spirit RB Series 2019 A (A/A2)
350,000	4.000	03/01/2037	388,454
675,000	5.000	03/01/2038	819,666
500,000	5.000	03/01/2039	605,505
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB/WR)(d)
	(3 Mo. LIBOR + 0.60%),
1,550,000	2.336	07/01/2027	1,509,204
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM) (AA/Aa3)
4,000,000	5.000	09/15/2025	4,841,240
Pennsylvania State GO Bonds Consolidated Loan of 2018 Series 2018 A (A+/Aa3)
6,675,000	5.000	08/15/2023	7,650,685
Pennsylvania Turnpike Commission RB Refunding Series 2018 B (A+/A1)(d)
(SIFMA Municipal Swap Index Yield + 0.70%),
6,050,000	2.600	12/01/2023	6,087,389
Pennsylvania Turnpike Commission RB Series 2013 C (A+/A1)(a)
1,720,000	5.500	12/01/2023	2,024,836
Pennsylvania Turnpike Commission RB Series 2018 A (AA/Aa3)
30,675,000	5.250	12/01/2044	37,323,806
Pennsylvania Turnpike Commission RB Series 2019 A (A-/A3)
4,250,000	5.000	12/01/2036	5,085,975
4,250,000	5.000	12/01/2038	5,056,990
Pennsylvania Turnpike Commission RB Subordinate Series 2017 A (A-/A3)
3,500,000	5.500	12/01/2042	4,173,925
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (NR/A3)
5,000,000	5.250	06/01/2047	5,802,550
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
4,500,000	5.000	07/01/2028	5,221,215
Pittsburgh Water & Sewer Authority First Lien RB Refunding Series 2017 C (AGM) (AA/A2)(c)
	(1 Mo. LIBOR + 0.64%),
2,500,000	2.390	12/01/2020	2,500,975
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (AA/A2)(h)
850,000	5.000	09/01/2034	1,047,736
1,485,000	5.000	09/01/2035	1,823,476
1,700,000	5.000	09/01/2036	2,080,001
1,700,000	5.000	09/01/2037	2,073,762
Pittsburgh Water & Sewer Authority Subordinate RB Refunding Series 2019 B (AGM) (AA/NR)(h)
2,125,000	4.000	09/01/2034	2,389,988
425,000	4.000	09/01/2035	476,123
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
265,000	5.000	11/15/2021	272,979
450,000	5.000	11/15/2028	462,092
State Public School Building Authority RB Refunding for Philadelphia School District Project Series 2016 A (AGM) (ST AID WITHHLDG) (AA/A2)
2,500,000	5.000	06/01/2031	2,950,250
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,250,535

			238,914,380

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – 3.8%
Commonwealth of Puerto Rico GO Bonds Public Improvement Series 1999 (NR/WR)
$125,000	5.250%	07/01/2018	$ 92,812
Commonwealth of Puerto Rico GO Bonds Public Improvement Series 2006 B (NR/WR)
390,000	5.250	07/01/2016	289,575
500,000	5.250	07/01/2017	371,250
Commonwealth of Puerto Rico Public Improvement Refunding GO Bonds series 2009 B (NR/Ca)(i)
2,000,000	6.000	07/01/2039	1,485,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (NR/Ca)
2,890,000	6.125	07/01/2024	2,987,538
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (NR/Ca)
1,060,000	5.750	07/01/2037	1,086,500
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)(i)
31,450,000	8.000	07/01/2035	16,275,375
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2001 A (AMBAC) (D/WR)
880,000	5.500	07/01/2019	880,000
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (NR/Ca)(i)
3,955,000	5.000	07/01/2041	2,313,675
Puerto Rico Commonwealth GO Refunding Bonds Subseries 2003 C-7 (NATL-RE) (NR/Baa2)
2,000,000	6.000	07/01/2027	2,041,860
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
215,000	5.250	07/01/2041	236,074
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/C)
6,090,000	5.250	07/01/2038	6,572,572
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
2,050,000	5.250	07/01/2033	2,329,333
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)(e)
360,000	0.000	07/01/2028	234,940
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(d)
	(3 Mo. LIBOR + 0.52%),
21,755,000	2.257	07/01/2029	21,483,063
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL-RE) (NR/Baa2)
350,000	5.250	07/01/2029	379,750
215,000	5.250	07/01/2030	233,142
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (D/NR)(i)
1,000,000	5.250	07/01/2019	783,750
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (D/NR)(i)
8,215,000	6.750	07/01/2036	6,592,538
Puerto Rico Electric Power Authority RB Series 2016 E-1-RSA-1 (NR/NR)(i)
590,915	10.000	01/01/2021	521,482
Puerto Rico Electric Power Authority RB Series 2016 E-2-RSA-1 (NR/NR)(i)
590,915	10.000	07/01/2021	521,482
Puerto Rico Electric Power Authority RB Series 2016 E-3-RSA-1 (NR/NR)(i)
196,972	10.000	01/01/2022	173,828
Puerto Rico Electric Power Authority RB Series 2016 E-4-RSA-1 (NR/NR)(i)
196,972	10.000	07/01/2022	173,828
Puerto Rico Highway & Transportation Authority Ambac Tcrs BNY RB Series 2007 N (AMBAC) (NR/C)
160,000	5.500	07/01/2026	176,238
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (NR/Baa2)
5,365,000	5.250	07/01/2035	5,765,497

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (AGM-CR) (AA/A2)
$120,000	5.250%	07/01/2034	$ 135,768
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (FGIC) (AA/A3)
180,000	5.250	07/01/2039	199,053
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (NR/C)
1,295,000	5.250	07/01/2030	1,416,510
1,530,000	5.250	07/01/2031	1,672,581
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
165,000	5.250	07/01/2034	186,681
165,000	5.250	07/01/2036	184,001
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (NR/Baa2)
255,000	5.250	07/01/2032	276,282
930,000	5.250	07/01/2033	1,006,902
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-RE-IBC) (NR/Baa2)
5,265,000	4.750	07/01/2038	5,239,359
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (NR/Ca)(f)
3,240,000	10.000	07/01/2035	3,488,702
Puerto Rico Public Buildings Authority RB Series 2003 H (AMBAC) (COMWLTH GTD) (NR/WR)
120,000	5.500	07/01/2019	120,000
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(e)
515,000	0.000	07/01/2024	437,724
16,583,000	0.000	07/01/2027	12,692,960
2,039,000	0.000	07/01/2029	1,428,931
7,167,000	0.000	07/01/2031	4,484,249
1,726,000	0.000	07/01/2033	963,816
11,769,000	0.000	07/01/2046	2,691,570
9,587,000	0.000	07/01/2051	1,617,231
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
7,544,000	4.500	07/01/2034	7,783,899
640,000	4.550	07/01/2040	640,000
8,614,000	4.750	07/01/2053	8,373,325
25,839,000	5.000	07/01/2058	25,839,000
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-2 (NR/NR)
61,894,000	4.550	07/01/2040	59,727,710
139,000	4.750	07/01/2053	131,170
4,169,000	5.000	07/01/2058	4,033,508

			218,772,034

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (AGM) (MUN GOVT GTD) (AA/Aa3)
500,000	5.000	05/15/2024	573,995

South Carolina – 0.6%
Clemson University Athletic Facilities RB Series 2015 (NR/Aa3)
1,385,000	4.000	05/01/2025	1,564,676
1,570,000	4.000	05/01/2026	1,760,566
Lexington County School District No. 1/SC GO Refunding Bonds Series 2019 A (SCSDE) (AA/Aa1)
2,495,000	5.000	02/01/2031	3,146,295
Lexington County School District No. 2 GO Bonds Series 2017 C (SCSDE) (AA/Aa1)
4,520,000	5.000	03/01/2031	5,540,571
1,590,000	4.000	03/01/2032	1,786,222

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Ports Authority RB Series 2018 (AMT) (A+/A1)
$3,750,000	5.000%	07/01/2037	$ 4,479,000
South Carolina Transportation Infrastructure Bank RB Refunding Series 2012 A (A/A1)
5,665,000	5.000	10/01/2024	6,114,688
South Carolina Transportation Infrastructure Bank RB Refunding Series 2013 B (A/A1)(c)
	(1 Mo. LIBOR + 0.45%),
12,565,000	2.054	10/01/2022	12,549,545

			36,941,563

South Dakota – 0.0%
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
630,000	5.000	01/01/2024	725,527
1,075,000	5.000	01/01/2025	1,266,640
730,000	5.000	01/01/2026	879,869

			2,872,036

Tennessee – 0.5%
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
6,020,000	5.000	07/01/2034	6,671,966
1,800,000	4.000	07/01/2040	1,893,276
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA) (NR/NR)(c)(f)
940,000	4.850	06/01/2025	952,455
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
400,000	5.000	07/01/2040	461,092
700,000	5.000	07/01/2046	800,296
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (BBB-/NR)
115,000	3.000	10/01/2024	117,240
Metropolitan Government Nashville & Davidson County Industrial Development Board RB for Waste Management, Inc. Series 2001 (A-/NR)(c)(f)
3,000,000	2.850	08/02/2021	3,061,620
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(g)
650,000	4.500	06/01/2028	698,080
Tennergy Corporation Tenn Gas Supply RB Series 2019 A (AA/Aa2)(c)(f)
11,325,000	5.000	10/01/2024	13,082,980

			27,739,005

Texas – 7.2%
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (A-/Baa1)
250,000	5.000	01/01/2040	284,333
435,000	5.000	01/01/2046	490,980
City of Anna Special Assessment Bond for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(g)
250,000	5.750	09/01/2029	255,312
City of Austin RB Refunding for Airport System Series 2019 (AMT) (A/A1)
1,510,000	5.000	11/15/2022	1,682,533
1,950,000	5.000	11/15/2023	2,230,702
4,775,000	5.000	11/15/2024	5,590,093
1,150,000	5.000	11/15/2025	1,377,424
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(g)
1,450,000	4.000	11/01/2023	1,481,392
1,975,000	4.500	11/01/2024	2,010,906
2,815,000	4.000	11/01/2028	2,890,836

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
$250,000	4.200%	09/01/2027	$ 250,295
575,000	4.800	09/01/2037	581,566
650,000	5.250	09/01/2046	657,690
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(g)
155,000	4.375	09/01/2023	157,089
300,000	5.375	09/01/2038	314,121
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
245,000	4.625	09/01/2023	248,482
370,000	5.000	09/01/2028	382,957
City of Fort Worth Water & Sewer System RB Refunding & Improvement Series 2015 A (AA+/Aa1)
8,245,000	5.000	02/15/2024	9,574,506
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
425,000	4.125	09/01/2027	432,714
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases #13-16 Project Series 2017 (NR/NR)
175,000	3.250	09/01/2022	175,541
570,000	4.500	09/01/2027	594,658
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
425,000	4.000	09/01/2024	462,298
440,000	4.000	09/01/2025	481,127
460,000	4.000	09/01/2026	505,807
480,000	4.000	09/01/2027	530,179
City of Houston RB Refunding for Airport System Subordinated Lien Series 2012 B (A+/NR)
23,090,000	5.000	07/01/2028	25,416,087
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(g)
785,000	3.875	09/01/2024	788,752
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(g)
425,000	4.250	09/01/2029	425,463
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
1,415,000	4.000	09/01/2025	1,523,304
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(g)(h)
200,000	3.500	09/15/2024	200,202
280,000	3.750	09/15/2029	280,582
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(g)
200,000	5.000	09/15/2024	200,136
400,000	5.250	09/15/2029	400,500
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(g)
530,000	4.250	09/15/2024	530,334
490,000	5.125	09/15/2024	490,289
795,000	4.500	09/15/2029	796,041
775,000	5.375	09/15/2029	775,961
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(g)
250,000	4.000	09/01/2028	254,505
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(g)
191,000	3.500	09/01/2024	191,239
369,000	3.750	09/01/2029	370,022
436,000	4.250	09/01/2039	437,408

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
$280,000	4.000%	09/01/2024	$ 282,881
415,000	4.250	09/01/2029	423,674
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2018 (AA-/Aa2)(c)(f)
2,800,000	2.750	12/01/2022	2,892,400
Clifton Higher Education Finance Corp. RB Refunding for IDEA Public Schools Series 2017 (PSF-GTD) (AAA/NR)
4,370,000	4.000	08/15/2036	4,807,087
3,875,000	4.000	08/15/2037	4,242,660
Comal Independent School District GO Refunding Bonds Series 2017 (PSF-GTD) (NR/Aaa)
1,970,000	5.000	02/01/2025	2,338,508
2,095,000	5.000	02/01/2026	2,545,844
County of Cameron State Highway 550 Project GO Bond Series 2012 (AGM) (AA/Aa3)
8,870,000	5.000	02/15/2030	9,620,757
County of Fort Bend GO Refunding Bonds Series 2015 B (AA+/Aa1)
3,740,000	5.000	03/01/2023	4,216,663
Dallas-Fort Worth International Airport Joint Improvement RB Series 2012 D (AMT) (A+/A1)
18,430,000	5.000	11/01/2042	19,543,909
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (A+/NR)
2,500,000	5.250	11/01/2030	2,821,375
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(g)
175,000	3.750	08/15/2024	176,218
235,000	4.000	08/15/2029	237,942
775,000	4.500	08/15/2035	789,485
575,000	5.000	08/15/2044	592,376
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(g)
395,000	5.000	09/01/2027	416,907
225,000	5.000	09/01/2032	232,292
330,000	5.125	09/01/2037	338,273
Grand Parkway Transportation Corp. System RB Subordinate Tier Series 2018 A (AA+/NR)
18,225,000	5.000	10/01/2037	22,030,016
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(b)
2,925,000	0.000	10/01/2046	3,014,563
4,075,000	0.000	10/01/2047	4,191,749
Gulf Coast IDA RB for Exxon Mobil Project Series 2012 (AA+/Aaa)(c)(f)
4,935,000	1.880	07/01/2019	4,935,000
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(d)
(SIFMA Municipal Swap Index Yield + 0.95%),
6,770,000	2.850	06/01/2023	6,847,246
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(d)
	(3 Mo. LIBOR + 0.67%),
14,920,000	2.357	08/15/2035	14,267,698
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(g)(h)
745,000	4.000	09/01/2029	745,857
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
95,000	3.000	09/01/2024	99,530
100,000	3.500	09/01/2025	107,148
100,000	3.500	09/01/2026	107,238
105,000	3.500	09/01/2027	112,292
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (BB/NR)
2,495,000	5.000	07/15/2028	2,961,914

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Houston Airport System RB Refunding for United Airlines, Inc. Series 2015 B-2 (AMT) (BB/NR)
$2,500,000	5.000%	07/15/2020	$ 2,567,900
Houston Airport System RB Refunding Subordinate Lien Series 2018 B (A/A1)
350,000	5.000	07/01/2031	433,265
325,000	5.000	07/01/2032	400,575
Houston Airport System RB Refunding Subordinate Lien Series 2018 D (A/A1)
2,000,000	5.000	07/01/2029	2,511,760
2,150,000	5.000	07/01/2030	2,679,997
2,000,000	5.000	07/01/2031	2,475,800
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)
3,425,000	4.000	02/15/2042	3,726,537
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (BB/NR)
1,545,000	5.000	12/01/2019	1,558,194
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(g)
1,315,000	5.000	09/01/2038	1,347,954
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(a)(e)
33,515,000	0.000	08/15/2024	11,044,441
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2016 (PSF-GTD) (AAA/NR)(e)
2,500,000	0.000	08/16/2020	2,462,250
Lower Colorado River Authority LCRA Transmission Serives Corporation Project RB Refunding Series 2019 (A/NR)
2,000,000	5.000	05/15/2030	2,540,640
1,495,000	5.000	05/15/2031	1,886,301
Lower Neches Valley Authority Industrial Development Corporation Exxonmobil Project RB Series 2012 (AA+/Aaa)(c)(f)
5,000,000	1.890	07/01/2019	5,000,000
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (A-/Baa1)
1,300,000	6.300	11/01/2029	1,330,316
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 2001 A (A-/NR)(h)
6,350,000	2.600	11/01/2029	6,424,740
Mission Economic Development Corp. RB for Waste Management, Inc. Series 2008 (A-/NR) (c)
2,500,000	2.500	08/01/2020	2,501,850
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(g)
5,000,000	4.625	10/01/2031	5,350,400
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (BBB-/NR)
1,370,000	5.000	09/15/2032	1,546,073
710,000	5.000	09/15/2033	800,674
750,000	5.000	09/15/2034	843,420
790,000	5.000	09/15/2035	885,716
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (BB+/Ba1)
765,000	5.000	04/01/2027	826,598
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2014 A (BBB-/NR)
1,000,000	5.000	04/01/2039	1,027,970

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BB/B1)
$645,000	4.000%	04/01/2022	$ 648,805
320,000	4.000	04/01/2023	321,757
275,000	4.000	04/01/2024	275,696
365,000	4.000	04/01/2025	364,982
375,000	4.000	04/01/2026	373,882
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
250,000	5.000	04/01/2030	274,680
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA/NR)(a)(b)
1,000,000	0.000	09/01/2031	1,223,660
North Texas Tollway Authority RB First Tier Series 2009 A (A+/A1)
205,000	6.250	01/01/2039	205,701
North Texas Tollway Authority RB First Tier Series 2009 A (A+/NR)
470,000	6.250	01/01/2024	471,664
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A+/A1)
2,750,000	5.000	01/01/2038	3,295,600
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
2,000,000	5.000	01/01/2032	2,389,640
North Texas Tollway Authority RB Special Project System Series 2011 A (AA/NR)(a)
1,000,000	5.500	09/01/2021	1,087,960
1,000,000	6.000	09/01/2021	1,098,590
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A+/A1)
550,000	5.000	01/01/2022	598,829
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A+/A1)
6,000,000	6.500	01/01/2043	7,421,700
Round Rock Independent School District Unrefunded GO Bonds for School Building Series 2009 (AA/Aaa)(a)
1,685,000	5.250	08/01/2019	1,690,392
State of Texas College Student Loan GO Unlimited Bonds Series 2019 (AMT) (AAA/Aaa)
3,005,000	4.000	08/01/2025	3,403,012
5,905,000	5.000	08/01/2026	7,160,580
4,590,000	5.000	08/01/2027	5,652,034
5,010,000	5.000	08/01/2028	6,261,699
6,835,000	5.000	08/01/2029	8,593,577
State of Texas RB Series 2018 (SP-1+/MIG1)
35,000,000	4.000	08/29/2019	35,135,450
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
2,475,000	5.000	05/15/2020	2,524,153
2,100,000	5.000	05/15/2021	2,183,895
2,730,000	5.000	05/15/2022	2,878,949
Tarrant County Cultural Education Facilities Finance Corporation Christus Health Obligation Group RB Series 2018 B (A+/A1)
13,655,000	5.000	07/01/2036	16,476,669
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(d)
	(3 Mo. LIBOR + 0.70%),
6,260,000	2.315	12/15/2026	6,232,456
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/A2)
4,600,000	6.250	12/15/2026	5,374,916
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A-/A2)(d)
(SIFMA Municipal Swap Index Yield + 0.55%),
3,290,000	2.450	09/15/2027	3,242,262

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
$17,410,000	6.875%	12/31/2039	$ 17,860,571
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (BBB+/Baa1)
1,380,000	5.000	08/15/2042	1,532,048
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases 2-3 Project Series 2018 (NR/NR)(g)
170,000	4.750	09/01/2023	172,535
360,000	5.250	09/01/2028	372,834
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(g)
425,000	4.500	09/01/2027	426,862
University Houston Consolidated RB Refunding Series 2017 C (AA/Aa2)
8,500,000	3.250	02/15/2041	8,599,960
University of Texas System Revenue Financing System RB Refunding Series 2017 C (AAA/Aaa)
5,865,000	5.000	08/15/2026	7,240,929
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2018 (NR/NR)
412,000	4.000	12/01/2023	419,948
520,000	4.250	12/01/2029	531,107
1,159,000	4.625	12/01/2035	1,186,121
1,604,000	5.000	12/01/2045	1,645,399

			411,688,743

Utah – 1.4%
Jordan School District GO School Building Bonds Series 2019 B (SCH BD GTY) (AAA/Aaa)
1,600,000	5.000	06/15/2022	1,773,056
2,175,000	5.000	06/15/2023	2,484,416
2,355,000	5.000	06/15/2024	2,768,797
2,400,000	5.000	06/15/2025	2,892,936
2,750,000	5.000	06/15/2027	3,471,105
Salt Lake City Corporation Airport RB Series 2018 A (AMT) (A+/A2)
18,635,000	5.000	07/01/2037	22,224,474
18,640,000	5.250	07/01/2048	22,331,465
Salt Lake City RB for International Airport Series 2017 A (AMT) (A+/A2)
2,650,000	5.000	07/01/2047	3,067,004
Salt Lake City RB for International Airport Series 2018 A (AMT) (A+/A2)
5,000,000	5.000	07/01/2029	6,181,550
5,500,000	5.000	07/01/2030	6,749,105
Utah Transit Authority Sales Tax RB Refunding Subordinate Series 2015 A (AA/Aa2)
3,065,000	4.000	06/15/2034	3,346,888

			77,290,796

Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
745,000	5.000	05/01/2025	815,365
585,000	5.000	05/01/2026	644,974

			1,460,339

Virgin Islands – 0.2%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa2)
685,000	5.000	10/01/2020	691,850
1,410,000	5.000	10/01/2029	1,424,100
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa2)
700,000	5.000	10/01/2032	700,000
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B/NR)
1,450,000	5.000	10/01/2039	1,363,000

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virgin Islands – (continued)
Virgin Islands Public Finance Authority RB Series 2014 A (AGM) (AA/A2)(g)
$5,000,000	5.000%	10/01/2034	$ 5,510,050

			9,689,000

Virginia – 1.9%
Amelia County IDA Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(c)(f)
2,500,000	2.125	04/01/2020	2,506,550
Chesapeake Economic Development Authority RB for Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(c)(f)
1,700,000	1.900	06/01/2023	1,713,821
County of Arlington GO Bonds for Public Improvement Series 2019 (AAA/Aaa)
6,990,000	5.000	06/15/2030	9,101,469
Fairfax County Economic Development Authority Residential Care Facilities Mortgage RB Refunding for Goodwin House Incorporated Series 2016 A (BBB+/NR)
1,250,000	4.000	10/01/2042	1,286,987
Louisa Industrial Development Authority RB for Virginia Electric & Power Co. Project Series 2008 A (BBB+/A2)(c)(f)
1,000,000	1.900	06/01/2023	1,010,970
Louisa Industrial Development Authority RB for Virginia Electric & Power Co. Project Series 2008 C (BBB+/A2)(c)(f)
1,850,000	1.800	04/01/2022	1,859,417
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC+/NR)(e)
122,865,000	0.000	06/01/2047	13,037,205
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (CCC/NR)(e)
13,500,000	0.000	06/01/2047	1,304,235
University of Virginia RB Series 2013 (AAA/Aaa)
50,850,000	5.000	06/01/2037	56,428,245
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (A/WR)(a)
2,750,000	5.000	07/01/2025	3,284,380
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (NR/Baa3)
2,580,000	5.000	12/31/2047	2,913,052
1,000,000	5.000	12/31/2052	1,124,580
1,885,000	5.000	12/31/2056	2,114,197
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB/NR)
950,000	5.000	07/01/2034	1,010,382
3,325,000	5.000	01/01/2040	3,520,045
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (BBB/NR)
750,000	5.500	01/01/2042	813,225
Virginia Small Business Financing Authority Solid Waste Disposal Facilities RB for Covanta Holding Corp. Project Series 2018 (AMT) (B/NR)(c)(f)(g)
300,000	5.000	07/01/2038	313,008
York County Economic Development Authority PCRB for Virginia Electric & Power Co. Project Series 2009 A (BBB+/A2)(c)(f)
3,200,000	1.900	06/01/2023	3,224,352

			106,566,120

Washington – 1.8%
City of Seattle Limited Tax GO Improvement & Refunding Bonds Series 2015 A (AAA/Aaa)
5,000,000	5.000	06/01/2026	6,005,350
City of Seattle RB for Municipal Light & Power Improvement Series 2018 A (AA/Aa2)
3,340,000	4.000	01/01/2033	3,771,996
6,715,000	4.000	01/01/2034	7,557,598
11,655,000	4.000	01/01/2043	12,682,621

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
City of Seattle RB Refunding for Drainage & Wastewater Series 2014 (AA+/Aa1)
$13,715,000	4.000%	05/01/2044	$ 14,556,004
City of Seattle RB Refunding for Drainage & Wastewater Series 2017 (AA+/Aa1)
6,555,000	4.000	07/01/2035	7,321,476
County of King RB for Sewer RMKT 12/03/18 Series 2012 (AA/Aa2)(c)(f)
5,900,000	2.600	12/01/2021	5,981,479
Port of Seattle Wash RB Refunding Series 2011 B (AMT) (AA-/Aa2)
1,625,000	5.000	09/01/2022	1,744,990
State of Washington GO Bonds Various Purpose Series 2014 D (AA+/Aa1)
15,055,000	5.000	02/01/2026	17,424,055
University of Washington RB Refunding Series 2012 A (AA+/Aaa)
2,500,000	5.000	07/01/2029	2,752,625
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 A (AGC) (AA/Aa3)(a)
250,000	6.000	08/15/2019	251,392
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 B (ASSURED GTY) (AA/Aa3)(a)
250,000	6.000	08/15/2019	251,363
Washington State Convention Center Public Facilities District RB Series 2018 (AA-/Aa3)
6,825,000	5.000	07/01/2048	7,982,179
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 C (AMBAC) (AA+/Aa1)(e)
6,855,000	0.000	06/01/2028	5,720,977
Washington State Various Purpose GO Bonds Series 2018 C (AA+/Aa1)
8,950,000	5.000	02/01/2043	10,693,818

			104,697,923

West Virginia – 0.5%
State of West Virginia GO Bonds Series 2018 B (AA-/Aa2)
8,740,000	5.000	06/01/2035	10,765,495
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
770,000	5.000	01/01/2033	922,876
910,000	5.000	01/01/2034	1,084,183
1,095,000	5.000	01/01/2035	1,296,513
2,330,000	5.000	01/01/2036	2,742,876
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (NR/Baa1)
2,325,000	5.000	09/01/2029	2,884,209
2,645,000	5.000	09/01/2030	3,257,238
2,100,000	5.000	09/01/2031	2,569,791
1,700,000	5.000	09/01/2032	2,072,317

			27,595,498

Wisconsin – 0.3%
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB/Baa3)
1,000,000	4.300	11/01/2030	1,052,540
Public Finance Authority Minnesota College of Osteopathic Medicine Senior RB Series 2019 A-1 (BBB-/NR)(g)
800,000	5.500	12/01/2048	855,736
Public Finance Authority Minnesota College of Osteopathic Medicine Senior Taxable RB Series 2019 A-2 (BBB-/NR)(g)
1,700,000	7.250	12/01/2048	1,781,277
Public Finance Authority RB for Denver International Airport Great Hall Project Series 2017 (AMT) (BBB-/NR)
1,100,000	5.000	09/30/2037	1,278,288
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (BBB-/NR)
500,000	5.200	12/01/2037	573,575

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (AMT) (BBB+/NR)
$2,000,000	5.250%	07/01/2028	$ 2,175,780
Public Finance Authority Waste Management Inc. Project RB Refunding Series 2016 A-3 (AMT) (A-/NR)(c)(f)
10,000,000	2.000	06/01/2021	10,031,100
Wisconsin State Health & Educational Facilities Authority RB for Saint John’s Communities, Inc. Project Series 2018 A (BBB-/NR)
275,000	4.000	09/15/2021	284,078
225,000	4.000	09/15/2022	235,318
250,000	4.000	09/15/2023	264,250
365,000	4.000	09/15/2024	384,020
Wisconsin State Health & Educational Facilities Authority RB Refunding for Fort Healthcare, Inc. Series 2014 (BBB+/NR)
410,000	5.000	05/01/2020	420,107

			19,336,069

Wyoming – 0.4%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A/A3)
21,840,000	3.625	07/15/2039	22,530,362

TOTAL MUNICIPAL BONDS (Cost $5,349,120,524)			$5,587,663,231

Corporate Bonds – 0.3%
Health Care Equipment & Services – 0.1%
Catholic Health Initiatives
$470,000	4.350%	11/01/2042	$ 472,535
Prime Healthcare Foundation, Inc. Series B
4,975,000	7.000	12/01/2027	5,949,501

			6,422,036

Metals and Mining – 0.2%
United States Steel Corp.
10,275,000	6.875	08/15/2025	9,709,875

TOTAL CORPORATE BONDS (Cost $14,561,236)			$ 16,131,911

TOTAL INVESTMENTS – 98.7% (Cost $5,363,681,760)			$5,603,795,142

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%			71,258,903

NET ASSETS – 100.0%			$5,675,054,045

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b)	Zero coupon bond until next reset date.

(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2019.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

(f)	Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(h)	When-issued security.

(i)	Security is currently in default.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GARB	— General Airport Revenue Bond
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
SIFMA	— The Securities Industry and Financial Markets Association
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
U.S.	— United States
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury Ultra Bond	(44)	09/19/2019	$(7,805,875)	$(278,737)

SWAP CONTRACTS — At June 30, 2019, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2019(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.169%	Bank of America	03/20/2023	USD 1,000	$30,321	$(18,460)	$ 48,781
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.169	JPMorgan Chase Bank NA	03/20/2023	1,000	30,320	(18,461)	48,781

TOTAL						$60,641	$(36,921)	$97,562

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.250%	3 Month LIBOR	12/21/2041	USD	19,600		$(193,983)	$(1,164,008)	$970,025
3.250	3 Month LIBOR	09/18/2049		392,350	(b)	(91,955,601)	(87,046,894)	(4,908,707)

TOTAL						$(92,149,584)	$(88,210,902)	$(3,938,682)

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent on June 30, 2019.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 98.2%
Alabama – 1.9%
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
$850,000	5.000%	10/01/2024	$ 971,983
850,000	5.000	10/01/2025	989,553
4,125,000	5.000	10/01/2030	4,735,459
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(a)
5,750,000	0.000	10/01/2038	5,510,742
6,000,000	0.000	10/01/2042	5,730,600
2,325,000	0.000	10/01/2046	2,217,167
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
8,300,000	6.000	10/01/2042	9,805,703
19,850,000	7.000	10/01/2051	24,209,259
78,270,000	6.500	10/01/2053	93,754,154

			147,924,620

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
6,280,000	5.000	06/01/2046	6,233,214
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (NR/NR)(b)
6,780,000	0.000	06/01/2046	696,442

			6,929,656

Arizona – 1.9%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (A-/A3)
4,500,000	4.500	03/01/2030	4,742,325
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(c)
	(3 Mo. LIBOR + 0.81%),
59,820,000	2.546	01/01/2037	58,703,161
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (BBB+/NR)
1,000,000	5.000	01/01/2043	1,117,960
4,050,000	4.500	01/01/2049	4,253,108
2,300,000	5.000	01/01/2054	2,531,012
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (BBB/NR)
575,000	5.000	01/01/2043	628,170
3,200,000	5.000	01/01/2049	3,472,640
1,000,000	5.125	01/01/2054	1,091,610
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (NR/Baa1)
1,000,000	5.000	05/01/2038	1,134,460
2,780,000	5.000	05/01/2043	3,135,062
2,500,000	5.000	05/01/2048	2,807,450
2,000,000	5.000	05/01/2051	2,239,440
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,250,000	6.250	12/01/2042	1,324,100
1,325,000	6.250	12/01/2046	1,402,287
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
635,000	3.500	07/01/2029	645,598
600,000	4.100	07/01/2034	611,316
1,925,000	4.750	07/01/2043	1,960,285
La Paz County Industrial Development Authority RB for American Fiber Optics LLC Series 2018 A (NR/NR)(d)
3,100,000	6.000	08/01/2028	3,151,863
16,130,000	6.250	08/01/2040	16,465,020

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BBB+/Baa2)
$5,000,000	6.250%	01/01/2038	$ 5,158,450
Maricopa County IDA RB for Banner Health Series 2017 A (AA-/NR)
16,075,000	4.000	01/01/2041	17,474,811
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (A-/A3)
5,350,000	4.500	06/01/2030	5,664,259
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (A-/A3)
3,390,000	4.000	09/01/2029	3,581,501
The Industrial Development Authority of the City of Phoenix RB for Downtown Phoenix Student Housing LLC Series 2018 (NR/Baa3)
1,000,000	5.000	07/01/2042	1,138,880
The Industrial Development Authority of the City of Phoenix RB Refunding for Downtown Phoenix Student Housing LLC Series 2018 (NR/Baa3)
850,000	5.000	07/01/2037	977,644
University Medical Center Corp. RB Series 2011 (NR/WR)(e)
3,500,000	6.000	07/01/2021	3,815,280

			149,227,692

California – 14.9%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE) (AA-/Aa2)(b)
1,600,000	0.000	08/01/2026	1,390,768
Alameda County Oakland Unified School District GO Bonds Election of 2012 Series 2015 A (A-/A1)
3,000,000	5.000	08/01/2040	3,405,990
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (AA/Aa2)(b)
4,995,000	0.000	08/01/2037	2,920,976
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A2)(b)
1,210,000	0.000	08/01/2036	679,354
Atascadero Unified School District GO Bonds for 2014 Election Series 2014 B (NATL-RE) (NR/Aa3)
3,000,000	4.000	08/01/2042	3,238,110
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
465,000	5.000	05/01/2040	549,607
1,000,000	5.000	05/01/2043	1,179,960
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA/A2)(b)
1,055,000	0.000	08/01/2025	939,393
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (BBB-/NR)
2,755,000	5.250	05/01/2048	3,171,005
2,850,000	5.250	05/01/2053	3,268,522
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (BB+/NR)(b)
130,120,000	0.000	06/01/2055	9,211,195
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (AA/A1)
1,500,000	5.000	02/01/2042	1,744,875
4,000,000	5.000	02/01/2047	4,634,280
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A+/A1)
8,100,000	5.000	11/15/2056	9,321,480
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
1,800,000	5.000	02/01/2042	2,063,196
17,675,000	5.000	02/01/2047	20,126,522

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
$250,000	5.000%	10/01/2034	$ 301,767
250,000	5.000	10/01/2036	299,708
300,000	5.000	10/01/2037	357,864
300,000	5.000	10/01/2038	356,901
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB+/NR)
5,525,000	5.000	12/31/2037	6,526,738
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(d)
7,550,000	6.750	12/01/2028	7,646,338
37,550,000	7.500	12/01/2040	38,255,940
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (BBB-/Baa3)(d)
9,200,000	5.000	07/01/2039	10,987,744
15,850,000	5.000	11/21/2045	18,754,829
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
1,835,000	5.000	09/01/2030	2,101,093
1,945,000	5.000	09/01/2037	2,184,216
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
850,000	4.000	09/02/2044	907,069
685,000	5.000	09/02/2049	801,875
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2018 B (NR/NR)
1,800,000	5.000	09/02/2033	2,107,350
1,620,000	5.000	09/02/2038	1,860,489
625,000	5.000	09/02/2043	712,250
1,940,000	5.000	09/02/2048	2,201,357
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
1,425,000	5.000	09/02/2039	1,650,064
950,000	5.000	09/02/2044	1,092,025
1,000,000	5.000	09/02/2048	1,145,770
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(d)
375,000	5.000	06/01/2034	437,145
475,000	5.000	06/01/2039	544,958
1,340,000	5.000	06/01/2051	1,515,500
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/2043	2,110,144
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (BB-/NR)(d)
9,000,000	5.500	12/01/2058	10,432,710
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (A-/NR)
500,000	5.000	08/01/2038	600,030
3,000,000	4.000	08/01/2045	3,102,450
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (BB+/NR)(d)
2,350,000	5.250	07/01/2039	2,696,531
3,125,000	5.250	07/01/2049	3,532,281
1,450,000	5.250	07/01/2052	1,632,526
California Statewide Communities Development Authority RB Refunding for California Baptist University Series 2017 A (NR/NR)(d)
1,685,000	3.000	11/01/2022	1,707,983
935,000	5.000	11/01/2032	1,097,484
1,875,000	5.000	11/01/2041	2,148,038
California Statewide Communities Development Authority RB Refunding for Enloe Medical Center Series 2015 (CA MTG INS) (AA-/NR)
2,850,000	5.000	08/15/2038	3,318,625

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
$1,200,000	5.000%	04/01/2047	$ 1,388,352
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (BB-/NR)
6,235,000	5.500	12/01/2054	6,912,059
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
2,220,000	5.000	09/02/2038	2,549,559
2,500,000	5.000	09/02/2048	2,836,800
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
3,750,000	5.000	05/15/2042	4,366,950
5,750,000	5.000	05/15/2047	6,677,820
5,640,000	5.000	05/15/2050	6,528,977
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (CCC/NR)(b)
35,000,000	0.000	06/01/2046	5,772,200
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE) (NR/Baa2)(b)
7,000,000	0.000	09/01/2033	4,506,390
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)
750,000	6.500	12/01/2026	838,177
2,830,000	7.000	12/01/2036	3,199,004
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000	09/01/2045	3,342,090
City of Goleta Redevelopment Agency Tax Allocation for Goleta Old Town Redevelopment Project Series 2011 (NR/NR)
670,000	7.750	12/01/2031	672,727
5,000,000	8.000	06/01/2044	5,021,650
City of Oroville RB for Oroville Hospital Series 2019 (BB+/NR)
1,900,000	5.250	04/01/2034	2,270,462
3,565,000	5.250	04/01/2039	4,189,624
14,580,000	5.250	04/01/2049	16,821,675
13,840,000	5.250	04/01/2054	15,903,267
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (A-/NR)
600,000	5.000	09/02/2030	660,624
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(d)
280,000	5.000	09/01/2032	314,692
700,000	5.000	09/01/2037	782,418
1,745,000	5.000	09/01/2047	1,937,945
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
1,225,000	5.000	09/01/2044	1,388,991
200,000	4.000	09/01/2045	208,732
1,420,000	5.000	09/01/2049	1,603,790
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL-RE) (A-/Baa2)(b)
1,305,000	0.000	08/01/2027	1,091,097
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
1,540,000	5.000	09/01/2027	1,745,420
2,285,000	5.000	09/01/2037	2,630,675
6,680,000	5.000	09/01/2047	7,589,148
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL-RE) (A-/Baa2)(b)
5,400,000	0.000	08/01/2032	3,813,210
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (XLCA) (AA-/WR)(b)
4,180,000	0.000	04/01/2029	3,321,219

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL-RE) (AA-/Aa3)(b)
$3,360,000	0.000%	10/01/2032	$ 2,332,478
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (AA/A2)(b)
12,000,000	0.000	01/15/2035	7,516,800
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (A-/Baa2)
37,510,000	3.950	01/15/2053	39,314,606
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (A-/Baa2)
13,535,000	6.000	01/15/2053	15,849,485
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (AA/A2)(a)
1,000,000	0.000	01/15/2032	1,058,160
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2014 Subseries B-3 (A-/Baa2)(f)(g)
4,425,000	5.500	01/15/2023	4,933,787
Fullerton Public Financing Authority Tax Allocation Series 2005 (AMBAC) (A/WR)
200,000	5.000	09/01/2027	201,224
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(b)
77,260,000	0.000	06/01/2047	12,133,683
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(b)
147,670,000	0.000	06/01/2047	23,191,574
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/A1)
7,975,000	5.000	06/01/2040	9,199,083
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
8,900,000	5.000	06/01/2047	8,906,319
5,400,000	5.250	06/01/2047	5,464,584
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)
3,500,000	5.000	06/01/2047	3,502,485
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B+/B3)
27,780,000	5.300	06/01/2037	28,629,512
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (CCC/NR)(b)
100,945,000	0.000	06/01/2036	33,005,987
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (CCC/NR)(b)
51,235,000	0.000	06/01/2047	7,864,060
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (CCC/NR)(b)
260,660,000	0.000	06/01/2057	16,572,763
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (A-/NR)
2,075,000	3.678	06/01/2038	2,135,300
Irvine Community Facilities District No. 2013-3 Special Tax Series 2018 (AGM) (AA/NR)
1,150,000	5.000	09/01/2051	1,331,964
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,655,000	5.000	09/01/2047	1,893,038
1,925,000	5.000	03/01/2057	2,173,614
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
2,750,000	6.000	09/01/2043	3,129,390

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
$215,000	6.625%	08/01/2024	$ 215,748
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(b)
49,925,000	0.000	08/01/2050	16,724,376
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A/NR)
1,625,000	6.750	09/01/2026	1,804,172
1,500,000	7.000	09/01/2031	1,675,050
875,000	7.250	09/01/2038	981,750
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(b)
3,750,000	0.000	08/01/2035	2,413,688
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
14,850,000	6.500	11/01/2039	22,371,674
M-S-R Energy Authority Gas RB Series 2009 B (BBB+/NR)
2,000,000	6.500	11/01/2039	3,013,020
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
10,000,000	6.125	11/01/2029	12,694,900
21,765,000	6.500	11/01/2039	32,789,190
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa2)(a)
7,000,000	0.000	08/01/2030	7,315,140
Natomas Unified School District GO Bonds Election of 2014 Series 2013 (BAM) (AA/A1)
14,535,000	4.000	08/01/2042	15,646,782
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (ASSURED GTY) (AA/Aa3)(b)
860,000	0.000	08/01/2025	769,459
1,105,000	0.000	08/01/2026	964,543
5,550,000	0.000	08/01/2030	4,232,652
7,830,000	0.000	08/01/2032	5,536,280
7,000,000	0.000	08/01/2034	4,587,380
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
3,000,000	5.250	08/15/2045	3,380,070
Orange County California Community Facilities District No. 2017-1 Village of Esencia Special Tax Bonds Series 2018 A (NR/NR)
250,000	5.000	08/15/2027	299,352
200,000	5.000	08/15/2028	242,724
2,900,000	5.000	08/15/2047	3,359,650
Oxnard School District GO Bonds Election of 2016 Series 2016 B (BAM) (AA/NR)(g)
7,800,000	2.000	08/01/2021	8,263,710
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
11,500,000	5.000	11/01/2047	13,388,875
Palomar Pomerado Health COPS Series 2010 (NR/Ba1)(e)
6,500,000	6.000	11/01/2020	6,907,810
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(a)
10,750,000	0.000	08/01/2038	14,602,478
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE) (AA/Aa2)(b)
1,805,000	0.000	08/01/2025	1,623,742
Poway Unified School District GO Bonds Capital Appreciation for School Facility Improvement Series 2011 B (AA-/Aa3)(b)
1,300,000	0.000	08/01/2040	701,129
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
500,000	4.000	09/01/2029	541,050
500,000	4.000	09/01/2030	538,015
650,000	4.000	09/01/2031	694,440
900,000	3.000	09/01/2032	892,233
820,000	3.000	09/01/2033	807,856
750,000	3.000	09/01/2034	732,953

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (AA/A1)(b)
$6,170,000	0.000%	08/01/2036	$ 3,505,856
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,835,000	5.375	09/01/2031	5,228,666
880,000	5.250	09/01/2034	946,150
6,815,000	5.500	09/01/2045	7,371,649
River Islands Public Financing Authority Special Tax for Community Facilities District No. 2003-1 Series 2015 B (NR/NR)
22,500,000	5.500	09/01/2045	24,337,800
Riverside County Public Financing Authority Tax Allocation RB Refunding Series 2017 A (BAM) (AA/NR)
4,245,000	4.000	10/01/2040	4,600,094
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)(b)
2,220,000	0.000	10/01/2033	1,434,608
2,220,000	0.000	10/01/2035	1,322,032
1,840,000	0.000	10/01/2037	1,007,970
5,100,000	0.000	10/01/2038	2,685,099
8,425,000	0.000	10/01/2039	4,253,193
13,395,000	0.000	10/01/2040	6,484,118
7,275,000	0.000	10/01/2041	3,387,677
6,360,000	0.000	10/01/2042	2,856,467
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)
1,225,000	6.500	10/01/2025	1,362,163
1,950,000	6.750	10/01/2030	2,172,183
Riverside County Redevelopment Successor Agency Tax Allocation Refunding for Mid-County Redevelopment Project Area Series 2017 C (BAM) (AA/NR)
3,355,000	4.000	10/01/2040	3,638,196
Riverside County Redevelopment Successor Agency Tax Allocation Refunding Series 2017 A (BAM) (AA/NR)
8,585,000	4.000	10/01/2039	9,368,725
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (BBB/NR)
2,000,000	5.750	06/01/2048	2,209,520
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
770,000	5.000	09/01/2029	920,489
1,865,000	5.000	09/01/2033	2,185,892
2,250,000	5.000	09/01/2035	2,619,630
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa3)(c)
	(3 Mo. LIBOR + 0.53%),
6,405,000	2.219	12/01/2035	6,310,014
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(c)
	(3 Mo. LIBOR + 0.55%),
3,920,000	2.239	06/01/2034	3,759,241
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE) (A+/A1)(b)
1,420,000	0.000	08/01/2025	1,265,149
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (AA-/Aa2)(b)
10,000,000	0.000	07/01/2030	7,697,800
3,000,000	0.000	07/01/2031	2,230,380
San Francisco City & County Airport Commission San Francisco International Airport RB Series 2019 A (AMT) (A+/A1)
17,765,000	5.000	05/01/2044	21,324,218
80,475,000	5.000	05/01/2049	96,083,931

Principal Amount		Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)(e)
	$500,000	6.750%	02/01/2021	$ 544,140
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB+/NR)(e)
	435,000	6.625	02/01/2021	472,549
	2,500,000	7.000	02/01/2021	2,728,800
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (A-/NR)
	3,000,000	5.000	01/15/2029	3,478,530
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE) (A+/Aa2)(b)
	1,580,000	0.000	08/01/2024	1,455,765
	1,595,000	0.000	08/01/2025	1,433,107
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)
	2,000,000	5.000	09/01/2042	2,125,400
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2014 (NR/NR)
	2,000,000	5.500	09/01/2044	2,156,660
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
	2,000,000	5.000	07/01/2032	2,146,420
	2,000,000	5.000	07/01/2042	2,135,760
Santee Community Development Commission Tax Allocation for Santee Community Redevelopment Project Series 2011 A (A/NR)(e)
	3,000,000	7.000	02/01/2021	3,274,560
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Asset Backed RB Series 2007 C (NR/NR)(b)
	88,700,000	0.000	06/01/2056	7,540,387
State of California GO Unlimited Various Purpose Bonds Series 2019 (AA-/Aa3)
	4,030,000	4.000	04/01/2049	4,452,787
	4,730,000	5.000	04/01/2049	5,781,763
State of California Various Purpose GO Bonds for Bid Group B Series 2019 (AA-/Aa3)
	71,860,000	3.050	04/01/2029	74,738,712
Stockton Public Financing Authority Water RB for Delta Water Supply Project Series 2010 A (A/A3)
	2,000,000	6.250	10/01/2040	2,369,120
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
	4,000,000	5.250	09/01/2042	4,315,880
Temecula Redevelopment Agency Tax Allocation for Housing Redevelopment Project No. 1 Series 2011 A (BBB+/NR)(e)
	1,000,000	6.750	08/01/2021	1,114,790
	2,100,000	7.000	08/01/2021	2,349,963
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BB+/B2)
	2,235,000	5.000	06/01/2037	2,246,309
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
	750,000	5.000	09/01/2040	838,282
	1,000,000	5.000	09/01/2045	1,113,530
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A+/NR)(e)
	1,500,000	6.875	12/01/2021	1,705,380
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(c)
	(3 Mo. LIBOR + 0.74%),
	17,120,000	2.427	05/15/2043	16,049,315

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (A-/NR)
$1,000,000	7.250%	09/01/2031	$ 1,132,190
5,000,000	7.500	09/01/2042	5,658,950
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
1,400,000	5.000	09/01/2047	1,579,242
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (AA/Aa2)(b)
8,360,000	0.000	08/01/2034	5,421,962
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (AA-/Aa2)(a)
19,135,000	0.000	08/01/2042	16,947,678

			1,154,787,397

Colorado – 3.7%
9th Avenue Metropolitan District No. 2 Limited Tax GO Bonds Series 2018 (NR/NR)
2,470,000	5.000	12/01/2048	2,565,960
Amber Creek Metropolitan District GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
750,000	5.000	12/01/2037	773,610
1,065,000	5.125	12/01/2047	1,091,550
Arista Metropolitan District GO Refunding Bonds Series 2018 A (NR/NR)
3,000,000	5.125	12/01/2048	3,128,490
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
2,375,000	5.125	12/01/2046	2,462,851
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Subordinate Series 2017 B (NR/NR)
670,000	7.000	12/15/2047	678,408
Broadway Station Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
2,500,000	5.125	12/01/2048	2,602,975
Bromley Park Metropolitan District No. 2 GO Bonds Subordinate Series 2018 B (NR/NR)
1,000,000	6.375	12/15/2047	1,022,750
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
2,250,000	5.375	12/01/2048	2,315,677
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,750,000	6.000	12/01/2037	1,813,858
4,000,000	6.125	12/01/2047	4,124,640
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
2,000,000	6.125	12/01/2047	2,033,220
Centerra Metropolitan District No. 1 Special RB Refunding & Improvement Bonds Series 2017 (NR/NR)(d)
6,500,000	5.000	12/01/2047	6,748,755
Clear Creek Station Metropolitan District No. 2 GO Bonds Subordinate Series 2017 B (NR/NR)
500,000	7.375	12/15/2047	514,065
Clear Creek Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
790,000	4.375	12/01/2032	810,184
Colorado Crossing Metropolitan District No. 2 Limited Property Tax Supported RB Series 2017 (NR/NR)
7,390,000	7.500	12/01/2047	7,618,055
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (A-/NR)
3,500,000	4.500	12/01/2033	3,523,660
3,500,000	5.000	12/01/2033	3,780,140
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (A-/NR)
3,000,000	5.750	12/01/2036	3,443,100

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2013 (BBB+/WR)
$3,000,000	5.625%	06/01/2043	$ 3,327,330
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (BBB+/NR)
4,410,000	5.000	06/01/2047	5,020,565
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (BBB/NR)
965,000	5.000	12/31/2047	1,055,999
965,000	5.000	12/31/2051	1,053,452
2,980,000	5.000	12/31/2056	3,243,730
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB+/Baa3)
12,860,000	6.000	01/15/2041	13,317,430
Colorado Springs Urban Renewal Authority RB for Canyon Creek Project Series 2018 A (NR/NR)
3,000,000	5.750	12/01/2047	3,057,780
Copperleaf Metropolitan District No. 2 Limited Tax Convertible to Unlimited Tax GO Refunding Series 2015 (NR/NR)
500,000	5.250	12/01/2030	524,450
2,000,000	5.750	12/01/2045	2,097,200
Copperleaf Metropolitan District No. 3 GO Bonds Series 2017 A (NR/NR)
500,000	5.000	12/01/2037	516,590
700,000	5.125	12/01/2047	720,573
Copperleaf Metropolitan District No. 3 GO Bonds Subordinate Series 2017 B (NR/NR)
506,000	7.625	12/15/2047	517,496
Copperleaf Metropolitan District No. 6 GO Bonds Series 2018 A (NR/NR)
2,000,000	5.250	12/01/2048	2,054,240
Copperleaf Metropolitan District No. 6 GO Bonds Subordinate Series 2018 B (NR/NR)
820,000	7.500	12/15/2048	840,787
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
1,000,000	5.125	12/01/2037	1,049,780
2,100,000	5.250	12/01/2047	2,201,115
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (BB/NR)
11,310,000	5.000	10/01/2032	12,297,250
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(d)
5,555,000	5.000	12/01/2028	6,627,504
7,200,000	5.000	12/01/2034	8,352,000
4,800,000	4.000	12/01/2035	5,127,600
4,800,000	4.000	12/01/2036	5,111,040
Denver Colorado Health and Hospital Authority Healthcare RB Series 2007 B (BBB/NR)(c)
	(3 Mo. LIBOR + 1.10%),
16,160,000	2.789	12/01/2033	15,977,715
Denver Connection West Metropolitan District GO Bonds Series 2017 A (NR/NR)
2,470,000	5.375	08/01/2047	2,546,125
Denver Connection West Metropolitan District GO Bonds Subordinate Series 2017 B (NR/NR)
1,269,000	8.000	08/01/2047	1,286,868
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
425,000	5.000	12/01/2032	499,928
1,825,000	4.000	12/01/2038	1,940,285
1,690,000	5.000	12/01/2048	1,929,912
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL-RE) (A/A2)(b)
3,000,000	0.000	09/01/2039	1,232,490
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A2)(b)
15,000,000	0.000	09/01/2028	12,036,000
4,100,000	0.000	09/01/2034	2,542,574
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (A/A2)(b)
1,715,000	0.000	09/01/2028	1,069,062

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
E-470 Public Highway Authority RB Series 2010 A (A/A2)(b)
$20,000,000	0.000%	09/01/2040	$ 9,652,000
Forest Trace Metropolitan District No. 3 GO Unlimited Bonds Series 2016 A (NR/NR)
1,000,000	5.000	12/01/2046	1,028,100
Green Gables Metropolitan District No. 2 GO Bonds Senior Series 2018 A (NR/NR)
4,500,000	5.750	12/01/2048	4,661,640
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL-RE) (NR/Baa2)
3,930,000	4.000	12/01/2047	4,163,521
Lakes at Centerra Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
1,695,000	5.125	12/01/2037	1,757,850
3,445,000	5.250	12/01/2047	3,568,848
Leyden Rock Metropolitan District No. 10 Limited Tax GO Refunding & Improvement Bonds Series 2016 A (NR/NR)
1,250,000	5.000	12/01/2045	1,299,850
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
1,260,000	5.500	12/01/2048	1,282,945
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
3,270,000	5.625	12/01/2037	3,404,463
5,380,000	5.750	12/01/2047	5,601,817
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
2,135,000	4.375	12/01/2031	2,141,576
1,825,000	5.000	12/01/2046	1,866,573
Palisade Park West Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,500,000	5.125	12/01/2049	1,501,860
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(d)
1,000,000	5.000	12/01/2040	1,042,650
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
800,000	5.000	12/01/2049	808,824
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
2,000,000	5.625	12/01/2048	2,062,180
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported RB Refunding Series 2017 A (NR/NR)(d)
3,000,000	5.000	12/15/2041	3,124,860
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A-/A2)
4,200,000	6.500	11/15/2038	6,185,088
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,150,000	5.000	12/01/2049	1,152,185
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
550,000	5.125	12/01/2037	575,328
1,000,000	5.125	12/01/2043	1,040,270
Serenity Ridge Metropolitan District No. 2 Subordinated GO Limited Tax Bonds Series 2018 B (NR/NR)
635,000	7.250	12/15/2035	647,236
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
750,000	4.500	12/01/2031	757,875
1,500,000	5.500	12/01/2046	1,555,980
South Timnath Metropolitan District No. 1 GO Limited Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000	8.000	12/15/2048	2,254,721
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	511,885

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
$2,550,000	5.125%	12/01/2047	$ 2,627,801
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/Baa2)
650,000	5.000	12/01/2039	735,690
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
6,920,000	5.000	12/01/2038	7,117,843
18,250,000	5.000	12/01/2047	18,560,615
Stone Creek Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
2,000,000	5.625	12/01/2047	2,046,700
Takoda Metropolitan District Limited Tax GO Refunding Bonds Series 2018 (NR/Baa3)
8,000,000	6.000	12/01/2050	9,483,920
Timnath Ranch Metropolitan District No. 4 Limited Tax GO Refunding Improvement Bonds Series 2018 A (NR/NR)
880,000	5.250	12/01/2037	900,011
2,400,000	5.375	12/01/2047	2,455,080
Vista Ridge Metropolitan District GO Refunding Bonds Limited Tax Subseries 2006 B (NR/NR)(e)
1,725,000	9.500	12/01/2021	2,084,663
Westown Metropolitan District GO Bonds Series 2017 A (NR/NR)
880,000	5.000	12/01/2047	898,348
Whispering Pines Metropolitan District No. 1 GO Bonds Subordinated Series 2017 B (NR/NR)
1,490,000	7.375	12/15/2047	1,517,610
Whispering Pines Metropolitan District No. 1 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	1,031,480
2,500,000	5.000	12/01/2047	2,560,475
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bond Series 2018 A (NR/NR)
3,470,000	5.375	12/01/2048	3,573,441
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000	6.500	12/01/2047	1,658,475

			291,129,095

Connecticut – 0.5%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
900,000	5.500	08/01/2034	1,070,415
500,000	5.500	08/01/2035	592,640
420,000	5.500	08/01/2036	496,251
400,000	5.500	08/01/2037	470,972
410,000	5.500	08/01/2038	481,483
Connecticut State GO Bonds Series 2018 C (A/A1)
1,850,000	5.000	06/15/2028	2,299,199
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (B-/NR)(d)
20,240,000	7.000	02/01/2045	21,046,969
State of Connecticut GO Bonds Series 2018 (A/A1)
4,860,000	5.000	06/15/2027	5,950,584
2,100,000	5.000	06/15/2029	2,592,723
450,000	5.000	06/15/2032	545,674
State of Connecticut GO Unlimited Bonds Series 2019 A (A/A1)
1,000,000	5.000	04/15/2030	1,243,810
1,000,000	5.000	04/15/2034	1,219,000
500,000	4.000	04/15/2037	554,355
Town of Hamden Refunding GO Series 2013 (AGM) (AA/A2)
500,000	5.000	08/15/2023	563,230

			39,127,305

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Delaware – 0.3%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
$4,774,000	5.450%	07/01/2035	$ 4,774,716
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (A-/Baa1)
3,000,000	5.400	02/01/2031	3,113,130
Delaware Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 B (A-/NR)
3,785,000	5.000	11/15/2048	4,322,546
Delaware Economic Development Authority RB for Indian River Power LLC Project Series 2010 (NR/Baa3)
2,050,000	5.375	10/01/2045	2,121,340
Delaware Health Facilities Authority RB Refunding for Bayhealth Medical Center Obligated Group Series 2017 A (AA-/NR)
6,130,000	4.000	07/01/2043	6,567,191

			20,898,923

District of Columbia – 1.3%
District of Columbia RB for International School Series 2019 (BBB/NR)(h)
1,275,000	5.000	07/01/2049	1,476,221
1,140,000	5.000	07/01/2054	1,309,415
Metropolitan Washington Airports Authority RB Refunding Series 2018 A (AMT) (AA-/Aa3)
14,485,000	5.000	10/01/2043	17,229,763
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (BBB+/Baa1)
37,100,000	6.500	10/01/2044	48,947,514
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Third Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 C (ASSURED GTY) (AA/A3)
25,000,000	6.500	10/01/2041	32,173,500

			101,136,413

Florida – 12.7%
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
635,000	5.000	05/01/2039	666,140
1,035,000	5.100	05/01/2049	1,085,508
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
3,270,000	6.300	05/01/2035	3,302,635
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
1,725,000	3.500	05/01/2031	1,777,578
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (AA/NR)
4,000,000	3.500	05/01/2032	4,186,840
6,755,000	3.700	05/01/2036	7,076,065
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
755,000	4.625	05/01/2028	773,475
1,875,000	5.000	05/01/2036	1,970,831
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B (NR/NR)
5,885,000	6.900	05/01/2025	6,503,396
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
3,675,000	6.900	05/01/2036	4,002,259
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
960,000	6.900	05/01/2036	1,036,051
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(d)
1,845,000	5.100	05/01/2039	1,932,047
3,080,000	5.200	05/01/2049	3,224,637

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
$750,000	5.750%	05/01/2048	$ 809,580
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
1,850,000	6.000	05/01/2048	1,976,984
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-2 (NR/NR)
365,000	6.000	05/01/2029	378,804
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (A-/NR)
1,070,000	3.625	05/01/2031	1,142,171
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)
900,000	4.500	06/01/2039	914,373
650,000	4.625	06/01/2049	660,315
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
290,000	4.250	11/01/2021	295,403
920,000	4.750	11/01/2026	960,296
705,000	5.000	11/01/2031	737,620
6,035,000	5.250	11/01/2046	6,349,424
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(d)
935,000	5.000	11/01/2049	972,447
750,000	5.125	11/01/2049	780,165
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
370,000	4.500	11/01/2025	384,730
995,000	5.000	11/01/2036	1,070,192
1,095,000	5.000	11/01/2048	1,154,196
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
1,960,000	4.250	05/01/2029	2,156,137
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
990,000	5.000	05/01/2035	1,034,401
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
960,000	3.750	05/01/2031	1,039,671
1,120,000	4.000	05/01/2037	1,182,507
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
1,610,000	4.250	05/01/2031	1,760,905
2,810,000	4.250	05/01/2037	3,023,223
Beaumont Community Development District Special Assessment Bonds for Assessment Area Two-Commercial Project Series 2019 (NR/NR)(d)
2,800,000	6.375	11/01/2049	2,926,840
Bellagio Community Development District Special Assessment Bonds Series 2013 (BBB/NR)
655,000	6.000	11/01/2027	748,632
490,000	3.750	11/01/2031	513,931
2,985,000	6.500	11/01/2043	3,704,803
1,495,000	4.125	11/01/2046	1,559,704
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
775,000	6.125	11/01/2033	898,000
1,000,000	6.500	11/01/2043	1,175,760
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
190,000	3.500	05/01/2021	191,096
500,000	4.100	05/01/2026	512,560
1,755,000	4.700	05/01/2036	1,802,350
3,200,000	4.875	05/01/2047	3,277,280

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$900,000	4.250%	06/15/2039	$ 906,534
1,150,000	4.500	06/15/2049	1,162,868
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
7,305,000	5.750	05/01/2035	7,975,015
Brookstone Community Development District Special Assessment RB Series 2018 (NR/NR)(d)
600,000	3.875	11/01/2023	605,010
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (BBB/NR)
13,000,000	5.875	07/01/2054	14,779,310
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(d)
47,885,000	5.250	12/01/2058	48,953,314
Carlton Lakes Community Development District Special Assessment RB Series 2018 (NR/NR)
355,000	4.000	05/01/2024	359,295
500,000	5.125	05/01/2038	516,390
1,000,000	5.250	05/01/2049	1,032,620
Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
375,000	4.125	12/15/2027	388,961
500,000	4.500	12/15/2032	529,515
975,000	4.700	12/15/2037	1,035,372
Century Parc Community Development District Special Assessment Refunding Series 2012 (A/NR)
200,000	3.500	11/01/2020	206,128
210,000	3.750	11/01/2021	221,474
215,000	3.875	11/01/2022	228,251
25,000	4.000	11/01/2023	26,664
1,705,000	4.500	11/01/2031	1,819,644
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(d)
900,000	5.500	10/01/2036	943,974
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(d)
5,400,000	5.000	10/01/2049	5,689,872
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
1,750,000	4.000	10/01/2034	1,895,653
City of Jacksonville RB for Jacksonville University Project Series 2018 B (NR/NR)(d)
3,000,000	5.000	06/01/2053	3,225,300
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (AA/A2)(a)
25,620,000	0.000	05/01/2046	22,773,618
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
2,250,000	5.000	05/01/2026	2,562,930
Coco Palms Community Development District Expansion Area Project Special Assessment Bonds Series 2019 (NR/NR)(d)
500,000	4.750	06/15/2039	521,760
1,000,000	5.000	06/15/2049	1,043,000
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
2,990,000	3.500	05/01/2032	3,108,583
1,500,000	3.625	05/01/2035	1,561,485
1,750,000	3.750	05/01/2046	1,811,443
Concorde Estates Community Development District RB for Capital Improvement Series 2017 B (NR/NR)(b)
4,705,000	0.000	11/01/2027	3,113,016
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(i)
3,305,000	5.850	05/01/2035	33

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(i)
$3,980,000	5.000%	05/01/2011	$ 40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,325,000	5.850	05/01/2035	3,327,593
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
1,770,000	5.850	05/01/2035	1,556,095
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)(b)(i)
2,939,931	0.000	05/01/2017	1,558,163
Copper Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
220,000	3.875	11/01/2024	223,511
270,000	4.000	11/01/2029	278,154
500,000	4.750	11/01/2038	527,215
1,000,000	5.000	11/01/2049	1,053,650
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(d)
3,700,000	5.125	11/01/2050	3,862,023
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
782,000	4.000	05/01/2031	845,107
1,407,000	4.250	05/01/2038	1,507,896
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (A-/NR)
960,000	3.750	05/01/2029	1,015,075
Covington Park Community Development District Special Assessment RB for Capital Improvement Bonds Series 2018 (BBB/NR)
1,175,000	4.125	05/01/2048	1,241,575
Covington Park Community Development District Special Assessment RB for Capital Improvement Series 2018 (BBB/NR)
500,000	4.000	05/01/2038	526,740
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(d)
1,570,000	4.700	11/01/2039	1,587,851
2,500,000	4.750	11/01/2049	2,507,950
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
3,170,000	5.125	11/01/2048	3,305,327
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
2,100,000	5.400	05/01/2039	2,186,016
3,130,000	5.500	05/01/2044	3,269,880
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
2,665,000	5.400	05/01/2049	2,809,416
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,000,000	4.750	12/15/2038	1,045,910
2,995,000	5.000	12/15/2048	3,130,464
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
3,110,000	3.750	05/01/2034	3,273,990
4,295,000	4.000	05/01/2037	4,559,186
East Bonita Beach Road Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,000,000	5.000	11/01/2048	1,031,920
East Homestead Community Development District Special Assessment Expansion Area Bonds Project Series 2019 (NR/NR)
500,000	4.750	11/01/2039	522,405
920,000	5.000	11/01/2049	964,592
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (A-/A3)
27,000,000	6.000	08/15/2036	28,200,960

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
$1,005,000	6.375%	11/01/2026	$ 1,121,892
3,245,000	7.000	11/01/2045	3,898,543
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2015 (NR/NR)
900,000	5.250	11/01/2035	945,072
1,360,000	5.375	11/01/2046	1,426,667
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(d)
1,245,000	5.000	11/01/2039	1,270,099
1,800,000	5.125	11/01/2049	1,836,054
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (A-/NR)
1,480,000	4.375	05/01/2034	1,554,755
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(d)
3,150,000	5.000	12/15/2049	3,508,029
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(d)(f)(g)
3,000,000	6.250	01/01/2024	2,941,500
14,940,000	6.375	01/01/2026	14,551,411
42,000,000	6.500	01/01/2029	40,792,500
Florida Development Finance Corp. Solid Waste Disposal RB for Waste Pro USA, Inc. Project Series 2017 (AMT) (NR/NR)(d)(f)(g)
1,850,000	5.000	08/01/2022	1,959,742
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(d)
1,750,000	4.750	06/01/2038	1,882,878
3,000,000	5.000	06/01/2048	3,253,410
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (BBB-/NR)
1,295,000	5.000	03/01/2044	1,449,649
1,550,000	5.000	03/01/2049	1,728,405
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (A-/NR)
600,000	5.000	04/01/2032	649,332
5,820,000	5.250	04/01/2042	6,335,186
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
725,000	5.000	11/01/2047	768,203
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
700,000	4.000	05/01/2031	752,654
1,000,000	4.125	05/01/2038	1,059,680
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
3,165,000	5.000	11/15/2026	3,426,239
5,000,000	5.000	11/15/2036	5,292,000
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A+/A1)
3,540,000	5.000	10/01/2047	4,108,205
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,525,000	4.500	05/01/2036	1,553,334
2,305,000	4.625	05/01/2046	2,350,409
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(d)
1,725,000	4.000	05/01/2031	1,885,063
1,335,000	4.250	05/01/2035	1,452,173
1,810,000	4.250	05/01/2039	1,947,487
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
900,000	5.000	05/01/2034	979,029
2,170,000	5.125	05/01/2045	2,383,268

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (A/NR)
$500,000	5.050%	05/01/2031	$ 548,340
500,000	5.150	05/01/2034	545,245
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
1,540,000	3.400	05/01/2037	1,575,251
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
1,975,000	5.700	05/01/2036	1,987,936
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
2,205,000	4.200	05/01/2031	2,388,125
2,000,000	4.350	05/01/2036	2,131,160
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(d)
1,000,000	4.875	12/15/2038	1,042,840
1,000,000	5.000	12/15/2048	1,043,850
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,000,000	4.250	05/01/2031	1,105,080
2,150,000	4.250	05/01/2036	2,313,335
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
2,295,000	5.000	11/01/2048	2,375,623
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(d)
470,000	5.125	11/01/2049	491,653
Islands at Doral III Community Development District Special Assessment Refunding Series 2013 (A-/NR)
2,500,000	4.125	05/01/2035	2,606,750
Isles Bartram Park Community Development District Special Assessment Bonds Series 2017 (NR/NR)
995,000	5.000	11/01/2047	1,032,691
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
2,100,000	6.700	05/01/2033	2,276,085
4,765,000	7.000	05/01/2043	5,218,199
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
6,320,000	5.600	05/01/2044	6,903,715
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
530,000	4.400	05/01/2039	534,611
810,000	4.500	05/01/2049	813,151
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(d)
1,000,000	5.000	05/01/2037	1,052,180
2,370,000	5.125	05/01/2047	2,481,034
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
1,000,000	4.400	05/01/2039	1,008,700
1,140,000	4.500	05/01/2049	1,144,435
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)
19,280,000	8.000	05/01/2040	21,252,537
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
490,000	4.000	05/01/2022	498,776
1,125,000	4.625	05/01/2027	1,187,853
2,500,000	5.250	05/01/2037	2,697,700
5,820,000	5.375	05/01/2047	6,259,934
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
1,175,000	5.000	05/01/2038	1,219,885
2,545,000	5.100	05/01/2048	2,643,950

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)(d)
$3,760,000	5.450%	05/01/2048	$ 4,045,647
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
990,000	4.000	05/01/2021	1,002,890
1,325,000	4.250	05/01/2026	1,364,061
3,540,000	5.000	05/01/2036	3,684,857
14,020,000	5.125	05/01/2046	14,600,428
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
1,160,000	4.700	05/01/2039	1,197,665
1,250,000	4.875	05/01/2049	1,291,913
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BBB+/NR)
2,600,000	6.500	11/15/2031	2,878,018
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
1,435,000	4.000	05/01/2031	1,572,990
1,860,000	4.000	05/01/2036	2,014,454
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
985,000	5.125	05/01/2048	1,027,227
1,775,000	5.125	05/01/2049	1,833,184
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
3,755,000	5.400	05/01/2030	3,747,640
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
1,830,000	5.375	05/01/2030	1,831,373
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
900,000	4.625	05/01/2039	905,607
1,400,000	4.750	05/01/2050	1,403,192
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)(h)
1,765,000	4.000	06/15/2039	1,745,815
1,465,000	4.375	06/15/2049	1,463,740
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,940,000	5.000	05/01/2032	1,990,149
McJunkin Parkland Community Development District Special Assessment Bond Series 2018 (NR/NR)(d)
2,800,000	5.125	11/01/2038	2,948,736
4,750,000	5.250	11/01/2049	4,990,397
Meadow Pointe II Community Development District Special Assessment RB Series 2018 (AGM) (AA/NR)
1,605,000	4.125	05/01/2039	1,739,066
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)(i)
880,000	5.250	05/01/2015	61,600
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(i)
1,380,000	6.150	11/01/2014	96,600
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)
385,000	6.000	05/01/2036	396,769
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)
750,000	6.250	05/01/2038	782,190
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 B (NR/NR)
100,000	6.810	05/01/2020	100,841
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
590,000	7.250	05/01/2035	645,761

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 B (NR/NR)
$125,000	7.250%	05/01/2022	$ 133,311
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(i)
1,075,000	5.250	05/01/2015	75,250
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
1,000,000	4.750	05/01/2037	1,032,550
1,700,000	5.000	05/01/2048	1,756,015
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center of Florida Series 2014 (A-/Baa1)
1,500,000	5.000	11/15/2039	1,670,640
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (A+/Aa3)(d)
11,760,000	5.000	03/01/2030	13,077,826
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
600,000	4.000	11/01/2023	617,262
600,000	4.750	11/01/2027	644,016
4,000,000	5.125	11/01/2039	4,309,920
4,135,000	5.250	11/01/2049	4,461,417
Miami-Dade County Educational Facilities Authority RB for University of Miami Series 2018 A (A-/A3)
10,085,000	4.000	04/01/2053	10,762,208
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,445,000	5.000	05/01/2029	3,638,712
3,515,000	5.000	05/01/2037	3,685,583
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
2,720,000	5.000	05/01/2028	2,887,226
1,665,000	5.000	05/01/2035	1,739,708
Monterra Community Development District Special Assessment Refunding Bonds Series 2015 (AGM) (AA/NR)
1,820,000	3.500	05/01/2036	1,877,093
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
740,000	5.250	11/01/2035	785,791
1,240,000	5.625	11/01/2045	1,326,019
Naples Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,185,000	5.125	11/01/2048	1,230,421
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-1 (NR/NR)
1,800,000	5.750	05/01/2038	1,800,702
New River Community Development District Special Assessment Series 2006 B (NR/NR)(i)
3,260,000	5.000	05/01/2013	33
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
1,680,000	5.000	04/01/2024	1,812,737
1,765,000	5.000	04/01/2025	1,901,275
1,005,000	5.000	04/01/2026	1,083,933
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,680,000	5.375	11/01/2038	1,793,837
3,300,000	5.500	11/01/2049	3,522,222
Overoaks Community Development District Special Assessment for Capital Improvement Series 2010 A-1 (NR/NR)
885,000	6.125	05/01/2035	893,912
Overoaks Community Development District Special Assessment for Capital Improvement Series 2010 A-2 (NR/NR)
1,225,000	6.125	05/01/2035	1,238,695

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
$400,000	4.000%	11/01/2038	$ 431,524
3,290,000	4.200	11/01/2048	3,551,654
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
3,155,000	3.750	05/01/2031	3,359,760
2,040,000	4.000	05/01/2036	2,176,680
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
700,000	4.000	05/01/2027	726,376
2,380,000	5.000	05/01/2039	2,578,064
Panther Trace II Community Development District Special Assessment RB Refunding Series 2014 (AGM) (AA/NR)
530,000	4.125	05/01/2035	562,902
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)(d)
925,000	5.250	05/01/2039	920,421
2,455,000	5.375	05/01/2050	2,431,064
Parkland Preserve Community Development District Special Assessment RB Series 2019 B (NR/NR)(d)
1,100,000	5.500	11/01/2032	1,106,105
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
2,285,000	4.700	05/01/2049	2,534,202
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
800,000	4.375	05/01/2031	880,656
1,065,000	4.500	05/01/2034	1,168,763
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
3,225,000	4.375	05/01/2036	3,530,730
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (BBB/NR)
2,805,000	4.750	05/01/2033	2,979,387
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000	5.375	11/01/2049	1,098,556
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 1 (NR/NR)
2,890,000	6.600	05/01/2033	2,920,518
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 2 (NR/NR)
810,000	6.600	05/01/2036	818,554
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 3 (NR/NR)
2,365,000	6.600	05/01/2033	2,389,974
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
3,070,000	5.000	05/01/2025	3,236,517
6,830,000	5.000	05/01/2033	7,138,306
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)(i)
2,170,000	7.200	05/01/2022	22
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
470,000	4.500	05/01/2039	475,189
1,520,000	4.625	05/01/2050	1,533,665
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.500	05/01/2040	1,000,730
1,000,000	4.750	05/01/2050	1,000,720
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
2,390,000	4.000	05/01/2031	2,583,686

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
$4,475,000	5.450%	05/01/2036	$ 4,498,046
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
1,410,000	4.125	06/15/2039	1,411,114
2,280,000	4.250	06/15/2049	2,264,656
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
1,080,000	5.500	05/01/2020	1,086,178
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
2,200,000	5.250	11/01/2039	2,294,314
2,825,000	5.375	11/01/2049	2,939,525
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
3,800,000	5.250	11/01/2049	3,959,068
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
4,000,000	5.000	05/01/2049	4,170,160
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(d)
2,100,000	5.125	11/01/2039	2,199,393
3,485,000	5.250	11/01/2049	3,634,402
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,310,000	5.000	05/01/2038	1,357,212
2,505,000	5.375	05/01/2049	2,618,527
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,345,000	4.250	11/01/2037	1,440,347
330,000	4.125	11/01/2040	345,926
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (A/NR)
800,000	3.500	05/01/2032	838,824
500,000	3.625	05/01/2035	523,330
1,715,000	3.750	05/01/2038	1,793,153
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
465,000	4.350	05/01/2026	473,709
490,000	4.875	05/01/2035	503,867
95,000	5.000	05/01/2038	97,874
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,010,000	5.250	05/01/2034	2,168,348
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,715,000	5.800	05/01/2035	3,669,231
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,775,000	5.800	05/01/2035	2,505,714
Spencer Creek Community Development District Special Assessment RB Series 2019 (NR/NR)
350,000	3.750	05/01/2024	353,157
425,000	4.375	05/01/2029	437,605
1,000,000	5.000	05/01/2039	1,028,890
1,750,000	5.250	05/01/2049	1,813,805
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(d)
1,250,000	5.125	11/01/2037	1,312,888
1,790,000	5.250	11/01/2047	1,884,834
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
1,195,000	4.800	05/01/2035	1,197,259

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)(i)
$418,112	5.500%	11/01/2010	$ 267,592
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,160,000	5.000	05/01/2034	2,291,825
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000	4.500	06/15/2039	1,123,001
2,600,000	4.625	06/15/2049	2,638,298
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,750,000	5.125	11/01/2034	1,980,073
3,500,000	5.500	11/01/2044	4,059,475
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,435,000	6.500	05/01/2039	2,771,371
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
345,000	3.250	05/01/2021	344,990
965,000	3.750	05/01/2026	967,557
1,550,000	4.000	05/01/2033	1,559,145
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,370,000	5.250	11/01/2034	1,419,745
2,360,000	6.000	11/01/2044	2,566,004
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
390,000	4.250	05/01/2026	404,453
1,110,000	4.800	05/01/2036	1,155,821
1,715,000	5.000	05/01/2046	1,788,402
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (A+/NR)
700,000	3.375	05/01/2032	723,688
1,345,000	3.600	05/01/2037	1,392,062
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
1,650,000	3.500	05/01/2032	1,737,615
1,795,000	3.750	05/01/2040	1,875,506
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(d)
410,000	5.625	05/01/2040	431,570
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	5.125	05/01/2039	312,411
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,170,000	4.250	05/01/2037	1,170,924
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(d)
8,970,000	4.400	05/01/2040	8,976,638
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
380,000	5.750	11/01/2027	416,449
1,965,000	6.250	11/01/2044	2,251,124
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
2,840,000	5.375	11/01/2039	3,008,895
4,750,000	5.500	11/01/2049	5,055,567
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,560,000	4.625	06/15/2038	1,594,991
2,445,000	4.750	06/15/2048	2,511,357
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (A-/Baa1)
13,300,000	5.000	04/01/2048	15,293,404

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Trevesta Community Development District Special Assessment Area 1 Pase 2 Project Series 2018 (NR/NR)(d)
$1,000,000	5.375%	11/01/2049	$ 1,053,420
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
1,550,000	5.250	11/01/2027	1,627,562
2,745,000	6.125	11/01/2046	3,006,955
Triple Creek Community Development District Special Assessment Series 2018 A (NR/NR)(d)
830,000	4.700	11/01/2029	867,549
1,605,000	5.125	11/01/2038	1,716,307
2,295,000	5.375	11/01/2048	2,454,112
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)(d)
1,000,000	4.625	05/01/2039	998,010
2,000,000	4.750	05/01/2050	1,974,360
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000	5.000	11/01/2039	1,251,696
1,850,000	5.125	11/01/2049	1,929,217
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
570,000	3.500	11/01/2021	572,377
1,340,000	4.000	11/01/2027	1,361,976
3,160,000	4.625	11/01/2037	3,223,832
2,790,000	4.750	11/01/2047	2,849,957
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
250,000	4.250	11/01/2021	253,895
2,430,000	5.625	11/01/2045	2,631,787
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (A/NR)
2,265,000	4.375	05/01/2035	2,444,547
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
1,710,000	3.500	05/01/2032	1,806,119
2,550,000	3.625	05/01/2037	2,680,127
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
615,000	4.750	05/01/2037	630,350
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(d)
1,530,000	3.250	12/15/2022	1,537,329
2,000,000	4.000	12/15/2028	2,045,720
1,000,000	5.000	12/15/2032	1,096,630
1,705,000	5.000	12/15/2037	1,858,740
3,800,000	5.000	12/15/2047	4,105,862
Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)(d)
2,425,000	5.500	11/01/2047	2,562,958
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
500,000	5.500	05/01/2034	522,235
750,000	6.125	05/01/2042	797,235
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
505,000	6.000	11/01/2027	568,984
2,050,000	6.500	11/01/2043	2,678,776
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
725,000	6.375	11/01/2027	787,713
2,300,000	7.125	11/01/2044	2,671,749
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(d)
335,000	4.000	05/01/2024	339,781
4,655,000	5.125	05/01/2049	4,838,267

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
$1,000,000	5.000%	11/01/2039	$ 1,040,960
1,700,000	5.125	11/01/2049	1,769,207
Veranda Community Development District II Special Assessment Area 2 Preserve West Project Series 2018 A (NR/NR)
980,000	5.000	11/01/2039	1,020,141
1,600,000	5.125	11/01/2049	1,665,136
Veranda Community Development District II Special Assessment Area 3 4 & 5 Series 2018 B (NR/NR)
2,155,000	5.875	11/01/2032	2,177,024
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
730,000	3.375	05/01/2021	732,307
2,450,000	3.750	05/01/2026	2,452,107
4,360,000	4.000	05/01/2031	4,372,731
1,700,000	4.125	05/01/2034	1,709,486
1,000,000	4.250	05/01/2037	1,007,620
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(d)
1,985,000	4.000	05/01/2031	2,143,740
2,940,000	4.000	05/01/2037	3,099,907
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
745,000	5.125	11/01/2035	797,329
1,000,000	5.250	11/01/2046	1,068,180
Village Community Development District No. 09 Special Assessment RB Series 2011 (NR/NR)
4,445,000	7.000	05/01/2041	4,871,098
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
2,600,000	5.000	05/01/2032	2,793,570
5,990,000	5.125	05/01/2043	6,476,628
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
4,500,000	6.000	05/01/2044	5,098,140
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(d)
1,000,000	4.250	05/01/2043	1,046,150
13,785,000	4.375	05/01/2050	14,458,673
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (A/NR)
1,540,000	4.000	05/01/2033	1,597,088
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (A/NR)
1,220,000	4.000	05/01/2034	1,263,383
Village Community Development District No. 8 Special Assessment Refunding Phase II Series 2010 (NR/NR)
7,435,000	6.125	05/01/2039	7,685,485
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
1,865,000	5.500	05/01/2042	1,976,471
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
1,000,000	4.625	05/01/2039	1,002,290
1,515,000	4.875	05/01/2050	1,518,424
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
1,000,000	3.750	11/01/2031	1,038,820
1,000,000	4.000	11/01/2036	1,034,390
1,300,000	4.125	11/01/2046	1,348,581
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
3,005,000	5.500	05/01/2034	3,209,190
3,825,000	5.750	05/01/2044	4,114,399

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Watergrass Community Development District II Special Assessment Bonds Series 2018 (NR/NR)
$4,040,000	5.250%	05/01/2049	$ 4,171,785
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
14,000	5.350	05/01/2039	14,002
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)
285,000	6.600	05/01/2039	286,596
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
3,235,000	4.200	05/01/2036	3,437,446
Waterset Central Community Development District Special Assessment Bond Series 2018 (NR/NR)(d)
440,000	4.000	11/01/2024	445,733
1,640,000	5.125	11/01/2038	1,700,336
2,800,000	5.250	11/01/2049	2,902,424
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,210,000	5.125	11/01/2035	1,275,885
1,950,000	5.500	11/01/2045	2,061,228
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
2,340,000	4.750	05/01/2039	2,374,772
3,790,000	5.000	05/01/2050	3,860,494
Westside Community Development District Special Assessment RB for Solara Phase 1 Assessment Area Series 2018 (NR/NR)(d)
535,000	5.000	05/01/2038	554,324
600,000	5.200	05/01/2048	627,528
Westside Community Development District Special Assessment RB for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000	4.625	05/01/2039	1,005,988
1,590,000	4.850	05/01/2049	1,622,309
Westside Community Development District Special Assessment RB Series 2019 (NR/NR)
1,200,000	5.000	05/01/2039	1,224,216
2,000,000	5.200	05/01/2050	2,039,960
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
2,375,000	4.250	06/15/2039	2,386,447
3,525,000	4.375	06/15/2049	3,534,800
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
970,000	5.000	11/01/2049	1,005,599
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
140,000	4.000	11/01/2020	141,011
400,000	4.375	11/01/2025	417,624
1,770,000	5.000	11/01/2045	1,841,207
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
440,000	5.375	05/01/2035	467,949
3,045,000	5.625	05/01/2045	3,254,313
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
780,000	4.875	05/01/2036	803,463
1,445,000	5.000	05/01/2047	1,486,240

			989,436,816

Georgia – 1.4%
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (A+/Aa3)
1,500,000	5.250	07/01/2040	1,758,600
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A/A1)
1,000,000	4.000	07/01/2040	1,056,840

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (BB+/Baa3)
$11,700,000	8.750%	06/01/2029	$ 12,440,493
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
1,690,000	5.250	11/01/2028	1,690,169
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BBB-/NR)
900,000	5.000	03/01/2047	982,431
900,000	5.125	03/01/2052	983,601
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
6,650,000	5.000	05/15/2043	7,723,576
24,875,000	5.000	05/15/2049	33,486,725
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(c)
	(3 Mo. LIBOR + 0.65%),
49,820,000	2.386	10/01/2033	46,995,704
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(d)
3,500,000	4.000	01/01/2038	3,651,235

			110,769,374

Guam – 0.8%
A.B. Won Pat International Airport Authority RB Refunding General Series 2013 B (AGM) (AA/A2)
1,500,000	5.750	10/01/2043	1,730,340
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B+/NR)
2,500,000	6.625	12/01/2030	2,566,400
3,355,000	6.875	12/01/2040	3,456,858
Guam Government Limited Obligation RB Section 30 Series 2016 A (BB/NR)
500,000	5.000	12/01/2031	563,320
4,515,000	5.000	12/01/2046	4,928,393
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (AGM) (AA/A2)
7,300,000	6.125	10/01/2043	8,483,403
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (BBB+/Baa2)
2,560,000	6.375	10/01/2043	2,965,862
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Baa2)
14,455,000	5.500	07/01/2043	15,777,922
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
9,675,000	5.000	01/01/2046	10,702,485
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
1,150,000	5.000	07/01/2033	1,317,302
960,000	5.000	07/01/2035	1,092,307
1,920,000	5.000	07/01/2036	2,178,413
1,365,000	5.000	07/01/2037	1,543,679
Port Authority of Guam RB Series 2018 A (A/Baa2)
2,500,000	5.000	07/01/2048	2,866,175

			60,172,859

Illinois – 14.2%
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (B+/B2)
1,400,000	5.382	12/01/2023	1,439,844
5,440,000	5.482	12/01/2024	5,622,675
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A/NR)
16,000,000	6.000	04/01/2046	18,740,160

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A/NR)
$1,700,000	5.000%	04/01/2042	$ 1,865,597
1,625,000	5.000	04/01/2046	1,778,676
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (B+/Baa2)(b)
4,415,000	0.000	12/01/2027	3,429,660
440,000	0.000	12/01/2028	330,084
9,125,000	0.000	12/01/2029	6,555,582
6,905,000	0.000	12/01/2030	4,732,204
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (B+/Baa2)(b)
125,000	0.000	12/01/2029	89,802
775,000	0.000	12/01/2030	531,131
Chicago Illinois Board of Education GO Bonds Series 2017 A (B+/NR)(d)
5,500,000	7.000	12/01/2046	6,844,750
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (B+/Baa2)(b)
22,095,000	0.000	12/01/2031	14,545,580
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL-RE) (B+/Baa2)
9,685,000	5.500	12/01/2026	11,004,581
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (B+/B2)
8,965,000	5.500	12/01/2029	10,655,351
Chicago Illinois Board of Education GO Refunding Bonds Series 2010 F (B+/B2)
1,300,000	5.000	12/01/2031	1,328,574
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (B+/NR)
19,705,000	5.250	12/01/2035	21,413,621
10,235,000	5.250	12/01/2039	11,039,164
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2011 A (B+/B2)
515,000	5.500	12/01/2039	538,175
790,000	5.000	12/01/2041	815,588
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (B+/B2)
2,300,000	5.500	12/01/2030	2,730,169
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (B+/B2)
9,750,000	6.038	12/01/2029	10,381,020
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2012 B (B+/B2)
9,025,000	4.000	12/01/2035	8,864,716
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (B+/NR)
54,375,000	7.000	12/01/2044	65,270,119
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (B+/NR)
61,035,000	6.500	12/01/2046	72,855,038
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
1,500,000	5.000	12/01/2029	1,800,120
1,250,000	5.000	12/01/2030	1,490,062
1,025,000	5.000	12/01/2031	1,215,466
1,000,000	5.000	12/01/2032	1,181,730
1,250,000	5.000	12/01/2034	1,466,250
1,000,000	5.000	12/01/2035	1,168,940
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (AA/NR)
6,535,000	5.000	12/01/2029	7,842,523
1,000,000	5.000	12/01/2030	1,192,050
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(b)
11,415,000	0.000	01/01/2032	7,096,135

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
$1,700,000	5.500%	01/01/2037	$ 1,867,552
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
8,375,000	5.250	01/01/2033	9,045,503
6,295,000	5.000	01/01/2034	6,710,029
10,500,000	5.000	01/01/2036	11,153,835
Chicago Illinois GO Bonds Project Refunding Series 2017 A (BBB+/NR)
6,100,000	6.000	01/01/2038	7,091,799
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
6,170,000	5.250	01/01/2035	6,357,013
3,000,000	5.000	01/01/2040	3,071,070
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
18,325,000	5.000	01/01/2033	18,999,726
3,850,000	5.000	01/01/2034	3,984,057
Chicago Illinois GO Bonds Series 2010 B (BBB+/Ba1)
3,145,000	7.517	01/01/2040	3,706,068
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
4,180,000	5.500	01/01/2039	4,575,762
Chicago Illinois GO Bonds Series 2015 B (BBB+/NR)
14,603,000	7.375	01/01/2033	17,357,856
Chicago Illinois GO Bonds Series 2019 (BBB+/NR)
3,750,000	5.500	01/01/2049	4,257,450
Chicago Illinois GO Refunding & Project Bonds Series 2009 C (BBB+/Ba1)
245,000	5.000	01/01/2034	245,541
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 E (BBB+/Ba1)
3,775,000	5.500	01/01/2042	4,117,392
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 F (BBB+/Ba1)
2,500,000	5.500	01/01/2042	2,726,750
Chicago Illinois GO Refunding Bonds Series 2012 B (BBB+/Ba1)
6,615,000	5.432	01/01/2042	6,526,227
Chicago Illinois GO Refunding Bonds Series 2014 A (BBB+/Ba1)
4,230,000	5.000	01/01/2035	4,501,566
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
14,455,000	5.000	01/01/2038	15,571,215
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (A/NR)
11,630,000	4.000	01/01/2044	12,589,359
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
1,500,000	5.000	01/01/2039	1,652,625
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
1,950,000	5.250	01/01/2042	2,275,338
5,460,000	4.000	01/01/2052	5,740,207
Chicago Park District GO Bonds Limited Tax Series 2018 A (AA+/NR)
2,585,000	4.000	01/01/2041	2,685,065
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (BBB+/Ba1)
2,635,000	5.500	01/01/2037	2,894,706
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM) (AGM) (AA/A2)
735,000	5.432	01/01/2042	849,190
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM) (AGM) (AA/A2)
7,350,000	6.314	01/01/2044	9,471,872
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
1,987,000	5.800	03/01/2037	1,955,148
County of Will Illinois GO Bonds Series 2019 (AA+/Aa1)
2,500,000	4.000	11/15/2047	2,689,375
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
1,312,000	5.625	03/01/2036	1,313,614

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for BHF Chicago Housing Group C LLC Project Series 2018 A-1 (D/NR)(i)
$1,500,000	5.100%	12/01/2043	$ 525,000
2,150,000	5.250	12/01/2053	752,500
Illinois Finance Authority RB for Blue Island LLC Series 2018 A-1 (BBB-/NR)
1,400,000	5.000	12/01/2053	1,372,882
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (BBB-/NR)
805,000	6.125	05/15/2027	828,079
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (NR/NR)(e)
445,000	6.125	05/15/2020	463,098
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,645,000	4.000	05/15/2027	1,709,122
2,825,000	5.000	05/15/2037	3,056,594
1,055,000	5.000	05/15/2047	1,123,079
Illinois Finance Authority RB Refunding for Franciscan Communities, Inc. Series 2013 A (BBB-/NR)
4,500,000	5.250	05/15/2047	4,744,125
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa1)
490,000	5.000	09/01/2036	558,629
3,470,000	5.000	09/01/2046	3,900,315
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A2)
1,780,000	6.000	05/15/2039	1,857,911
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (BB-/B1)(g)
15,650,000	6.750	10/15/2040	16,293,215
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa3)
50,750,000	5.100	06/01/2033	53,443,810
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
500,000	5.000	03/01/2031	527,120
750,000	5.000	03/01/2037	784,950
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
5,050,000	5.500	07/01/2038	5,509,803
Illinois State GO Bonds Series 2014 (AGM) (AA/A2)
20,000,000	5.000	02/01/2039	21,849,600
Illinois State GO Bonds Series 2014 (BBB-/Baa3)
2,500,000	5.000	05/01/2029	2,739,675
10,000,000	5.000	05/01/2030	10,917,000
2,000,000	5.000	04/01/2031	2,173,300
5,000,000	5.000	05/01/2031	5,438,700
5,000,000	5.000	05/01/2039	5,355,500
Illinois State GO Bonds Series 2016 (BBB-/Baa3)
4,415,000	5.000	11/01/2021	4,722,372
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
9,500,000	5.000	12/01/2035	10,609,030
1,770,000	4.500	12/01/2041	1,863,863
4,730,000	5.000	12/01/2042	5,197,986
Illinois State GO Bonds Series 2017 C (BBB-/Baa3)
59,670,000	5.000	11/01/2029	68,343,035
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
5,845,000	5.000	11/01/2025	6,644,947
67,685,000	5.000	11/01/2027	78,350,802
19,465,000	5.000	11/01/2028	22,423,291
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
5,280,000	5.000	05/01/2042	5,827,483
5,280,000	5.000	05/01/2043	5,822,520
Illinois State GO Refunding Bonds Series 2012 (BBB-/Baa3)
7,300,000	5.000	08/01/2021	7,755,301
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
20,175,000	4.000	02/01/2030	21,996,399

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
$1,946,000	6.250%	03/01/2034	$ 1,949,347
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(b)
13,500,000	0.000	12/15/2032	8,734,635
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (ETM) (NATL-RE) (NR/NR)(b)(e)
530,000	0.000	06/15/2030	423,438
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/NR)(b)
9,370,000	0.000	06/15/2030	6,740,684
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (AA/A2)(b)
3,200,000	0.000	06/15/2044	1,284,960
Metropolitan Pier & Exposition Authority RB Refunding for Mccormick Place Expansion Dedicated Sales Tax Project Series 2010 B2 (ST APPROP) (BBB/Ba1)
50,030,000	5.000	06/15/2050	50,806,466
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (BBB/NR)(b)
66,700,000	0.000	12/15/2056	14,025,009
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (AA/A2)(b)
18,400,000	0.000	12/15/2056	4,271,744
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB/NR)(b)
64,400,000	0.000	12/15/2054	14,992,964
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)(i)
4,544,000	6.000	03/01/2036	3,408,000
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	4.750	10/01/2029	904,394
1,010,000	4.750	10/01/2032	1,066,358
Regional Transportation Authority Illinois GO Bonds Series 2016 A (AA/A2)
7,730,000	4.000	06/01/2046	8,172,156
Sales Tax Securitization Corporation RB Refunding Series 2017 A (AA-/NR)
3,750,000	5.000	01/01/2028	4,482,337
5,830,000	5.000	01/01/2029	6,913,564
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (NR/NR)(e)
19,200,000	7.125	11/01/2023	23,756,928
5,000,000	7.625	11/01/2023	6,291,250
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
13,625,000	4.000	03/01/2040	14,323,554
State of Illinois GO Bonds Series 2010 A (BBB-/Baa3)
3,500,000	4.000	01/01/2021	3,607,450
State of Illinois GO Bonds Series 2010-1 (BBB-/Baa3)
630,000	6.630	02/01/2035	726,661
State of Illinois GO Bonds Series 2017 D (BBB-/Baa3)
13,955,000	3.250	11/01/2026	14,032,590
16,695,000	5.000	11/01/2026	19,168,030
State of Illinois GO Refunding Bonds Series 2018 A (BBB-/Baa3)
3,000,000	5.000	10/01/2027	3,469,530
8,230,000	5.000	10/01/2028	9,591,160
State of Illinois GO Unlimited Bonds Series 2017 A (BBB-/Baa3)
2,750,000	4.000	12/01/2033	2,858,130
7,950,000	4.250	12/01/2037	8,297,654
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (BBB-/Baa3)
2,000,000	5.000	10/01/2025	2,270,800

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Village of Romeoville RB Refunding for Lewis University Series 2018 B (BBB+/NR)
$540,000	4.125%	10/01/2041	$ 551,334
1,080,000	4.125	10/01/2046	1,101,287

			1,107,541,497

Indiana – 0.4%
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (BBB+/NR)
1,300,000	5.000	02/01/2029	1,469,260
1,250,000	5.250	02/01/2034	1,407,337
1,500,000	5.000	02/01/2039	1,650,240
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2011 N (AA/Aa2)(e)
2,000,000	5.125	03/01/2021	2,123,440
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (BB+/Ba1)
6,825,000	5.000	06/01/2039	7,005,043
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (BBB+/NR)
6,250,000	5.000	07/01/2048	6,771,438
Indiana Municipal Power Agency Power Supply System RB Refunding Series 2016 A (A+/A1)
7,750,000	5.000	01/01/2042	8,970,393
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (NR/WR)(i)
7,520,823	6.500	11/15/2031	2,256

			29,399,407

Iowa – 0.1%
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project RB Refunding Series 2019 (B+/NR)
3,945,000	3.125	12/01/2022	3,990,723

Kentucky – 1.3%
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A-/A1)(c)
	(3 Mo. LIBOR + 0.53%),
8,680,000	2.258	11/01/2027	8,518,812
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BB+/Baa3)(e)
8,000,000	6.375	06/01/2020	8,356,320
8,250,000	6.500	06/01/2020	8,625,953
Kentucky Economic Development Finance Authority Hospital RB Refunding for Louisville Arena Authority, Inc. Series 2017 A (AGM) (AA/A2)
900,000	4.000	12/01/2041	965,880
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
3,300,000	4.000	06/01/2037	3,513,477
2,925,000	4.000	06/01/2045	3,076,954
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (AA/A2)
1,000,000	4.000	06/01/2037	1,065,420
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A3)(f)(g)
37,725,000	4.000	06/01/2025	41,566,914
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A3)(f)(g)
16,230,000	4.000	06/01/2025	17,897,308
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2013 A (A/NR)
5,000,000	5.750	10/01/2042	5,673,600

			99,260,638

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – 1.9%
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlake Chemical Corp. Projects Series 2010 A-2 (BBB/Baa2)
$5,000,000	6.500%	11/01/2035	$ 5,296,550
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Women’s Hospital Foundation Project Series 2010 A (NR/A2)(e)
19,265,000	6.000	10/01/2020	20,378,710
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
2,600,000	5.000	10/01/2039	3,040,518
4,850,000	4.000	10/01/2041	5,159,818
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
14,475,000	3.375	09/01/2028	14,686,914
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
13,950,000	3.500	06/01/2030	14,182,965
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A-/A3)
12,725,000	4.000	05/15/2042	13,366,467
21,250,000	5.000	05/15/2046	24,249,863
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A-/A3)
32,395,000	5.000	01/01/2045	35,923,139
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A3)
4,850,000	5.000	01/01/2048	5,507,175
Port of New Orleans Board of Commissioners RB Series 2018 A (AGM) (AA/A2)
2,000,000	5.000	04/01/2048	2,345,040

			144,137,159

Maine – 0.1%
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center 2018 A (A+/A1)
4,000,000	5.000	07/01/2043	4,698,880
5,250,000	5.000	07/01/2048	6,135,570

			10,834,450

Maryland – 0.5%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
2,950,000	4.500	09/01/2033	3,129,802
1,500,000	5.000	09/01/2038	1,629,645
County of Prince George’s Special Obligation Bonds for Westphalia Town Center Project Series 2018 (NR/NR)(d)
1,885,000	5.250	07/01/2048	2,055,385
Frederick County Maryland Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 A (NR/NR)
2,955,000	7.250	07/01/2043	3,119,919
Frederick County Maryland Tax Incremental & Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 B (NR/NR)(d)
8,825,000	7.125	07/01/2043	8,917,751
Maryland Economic Development Corp. RB for Baltimore City Project Series 2018 A (BBB/NR)
2,375,000	5.000	06/01/2058	2,639,931
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (NR/Baa3)
3,050,000	5.000	06/01/2049	3,567,555
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (BB+/WR)(e)
9,500,000	5.750	07/01/2020	9,917,525

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB/Baa2)
$2,100,000	5.000%	07/01/2031	$ 2,256,597

			37,234,110

Massachusetts – 0.7%
Commonwealth of Massachusetts GO Limited Bonds Series 2016 E (AA/Aa1)
10,130,000	3.000	04/01/2044	10,115,413
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (BB/NR)(d)
1,000,000	5.000	11/15/2033	1,102,910
900,000	5.000	11/15/2038	981,792
2,350,000	5.125	11/15/2046	2,560,396
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (BBB+/Baa1)
1,950,000	5.000	10/01/2036	2,214,556
Massachusetts Development Finance Agency RB for Suffolk University Issue Series 2009 A (NR/Baa2)
4,215,000	5.750	07/01/2039	4,215,000
Massachusetts Development Finance Agency RB Series 2013 A (NR/NR)(d)(e)
2,250,000	6.500	11/15/2023	2,727,225
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
2,125,000	5.000	07/01/2044	2,475,753
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(c)
	(3 Mo. LIBOR + 0.57%),
15,015,000	2.298	05/01/2037	14,647,583
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(c)
	(3 Mo. LIBOR + 0.57%),
2,895,000	2.298	05/01/2037	2,824,159
Massachusetts State GO Bonds Consolidated Loan Series 2018 D (AA/Aa1)
6,370,000	4.000	05/01/2039	7,063,693

			50,928,480

Michigan – 2.4%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(g)
51,115,536	4.000	04/01/2034	44,801,234
City of Detroit Financial Recovery Series 2014 B-2 (NR/NR)(g)
971,333	4.000	04/01/2034	851,344
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
3,495,000	5.000	07/01/2037	3,879,380
15,335,000	5.000	07/01/2048	16,845,344
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC) (Q-SBLF) (AA/Aa1)
3,500,000	6.000	05/01/2020	3,627,365
3,000,000	6.000	05/01/2021	3,238,830
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (AA/A2)(c)
	(3 Mo. LIBOR + 0.60%),
4,675,000	2.336	07/01/2032	4,663,967
Detroit Michigan Water & Sewerage Department Sewage Disposal System RB Refunding Senior Lien Series 2012 A (A+/A2)
2,000,000	5.250	07/01/2039	2,173,780
Karegnondi Water Authority Water Supply System RB Refunding for Karegnondi Water Pipeline Series 2018 (A/NR)
1,425,000	5.000	11/01/2045	1,642,042
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
2,800,000	5.000	11/15/2048	3,327,912
5,975,000	4.000	11/15/2050	6,456,645

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
$5,250,000	4.000%	02/15/2047	$ 5,622,015
24,000,000	4.000	02/15/2050	25,508,400
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A2)
2,175,000	5.000	07/01/2032	2,486,699
1,750,000	5.000	07/01/2033	1,992,690
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A/A3)
355,000	5.000	07/01/2033	409,809
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (AA/A2)
2,600,000	5.000	07/01/2035	2,940,730
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-1 (AA-/A2)
1,250,000	5.000	07/01/2034	1,446,550
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-2 (A+/A3)
2,100,000	5.000	07/01/2034	2,425,101
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (AA-/A2)
750,000	5.000	07/01/2035	866,235
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (AA/A2)
22,545,000	4.125	06/30/2035	24,597,948
7,065,000	4.500	06/30/2048	7,763,304
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC+/NR)(b)
238,600,000	0.000	06/01/2052	12,395,270
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(b)
180,100,000	0.000	06/01/2052	9,152,682

			189,115,276

Minnesota – 0.7%
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (AA-/A2)
5,725,000	5.000	05/01/2048	6,845,726
2,300,000	4.000	05/01/2049	2,491,245
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
2,500,000	5.750	06/15/2032	2,731,175
3,750,000	6.000	06/15/2039	4,129,725
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (A-/NR)
3,265,000	4.250	02/15/2048	3,533,383
23,575,000	5.250	02/15/2053	27,508,017
Duluth Independent School District No.709 COPS Refunding Series 2019 A (NR/Ba2)
640,000	3.250	03/01/2025	649,139
660,000	4.000	03/01/2026	708,517
755,000	4.000	03/01/2029	805,260
1,260,000	4.000	03/01/2032	1,327,108
685,000	4.200	03/01/2034	711,900
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BBB-/NR)
2,400,000	5.000	05/01/2047	2,670,672

			54,111,867

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – 0.2%
Mississippi Business Finance Corp. Solid Waste Disposal RB for Waste Pro USA, Inc. Project Series 2017 (AMT) (NR/NR)(d)(f)(g)
$2,000,000	5.000%	08/01/2022	$ 2,118,640
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
9,800,000	2.500	04/01/2022	9,794,414

			11,913,054

Missouri – 0.3%
Branson Regional Airport Transportation Development District Taxable RB for Branson Airport Project Series 2018 A (NR/NR)(d)(g)
458,717	5.000	04/01/2023	70,464
Branson Regional Airport Transportation Development District Taxable RB for Branson Airport Project Series 2018 B (NR/NR)(d)(g)
2,315,999	5.000	04/01/2023	355,761
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (BBB-/Baa3)
1,925,000	5.000	03/01/2036	2,176,424
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(d)
4,750,000	5.250	12/01/2048	4,896,775
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)(d)
1,000,000	5.000	04/01/2036	1,032,860
1,150,000	5.000	04/01/2046	1,171,666
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (A-/NR)
2,430,000	5.000	09/01/2043	2,818,411
2,470,000	5.000	09/01/2048	2,860,260
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
8,000,000	4.000	02/15/2054	8,646,400
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,900,000	4.750	11/15/2047	1,987,628
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)(i)
1,250,000	5.750	04/01/2027	350,000

			26,366,649

Nevada – 0.2%
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
525,000	4.000	06/01/2020	532,061
670,000	4.000	06/01/2021	687,963
365,000	5.000	06/01/2022	388,159
320,000	5.000	06/01/2023	345,341
200,000	4.250	06/01/2024	210,770
200,000	5.000	06/01/2024	218,040
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
315,000	4.250	06/01/2037	318,581
470,000	4.375	06/01/2042	473,271
540,000	4.500	06/01/2047	546,437
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
350,000	4.250	06/01/2034	361,519
465,000	4.500	06/01/2039	482,707
350,000	4.625	06/01/2043	363,664
600,000	4.625	06/01/2049	620,586

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
$1,830,000	5.000%	03/01/2020	$ 1,820,521
1,830,000	5.100	03/01/2021	1,807,967
955,000	5.100	03/01/2022	934,620
2,560,000	5.125	03/01/2025	2,446,131
Henderson Local Improvement District No. T-18 Limited Obligation Series 2016 (NR/NR)
2,200,000	4.000	09/01/2035	2,205,346

			14,763,684

New Hampshire – 1.2%
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2018 A (AMT) (A-/NR)(f)
(SIFMA Municipal Swap Index Yield + 0.75%),
16,450,000	2.650	10/01/2021	16,414,139
New Hampshire Health and Education Facilities Authority RB Refunding Dartmouth-Hitchcock Obligation Group Series 2017 A (A/NR)
6,595,000	5.000	08/01/2033	7,766,668
6,930,000	5.000	08/01/2034	8,136,444
7,290,000	5.000	08/01/2035	8,530,612
7,660,000	5.000	08/01/2036	8,929,798
8,055,000	5.000	08/01/2037	9,358,460
8,470,000	5.000	08/01/2038	9,808,683
8,900,000	5.000	08/01/2039	10,289,201
9,360,000	5.000	08/01/2040	10,789,272

			90,023,277

New Jersey – 7.2%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
725,000	5.000	03/01/2032	860,220
965,000	5.000	03/01/2037	1,127,853
1,205,000	5.000	03/01/2042	1,394,438
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB+/Baa1)
2,500,000	5.000	06/15/2026	2,692,150
1,000,000	5.000	06/15/2028	1,073,050
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa2)
1,000,000	4.750	06/15/2032	1,056,920
1,000,000	5.000	06/15/2037	1,060,170
1,000,000	5.125	06/15/2043	1,061,350
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (BBB+/Baa2)
3,500,000	4.000	07/01/2032	3,735,865
New Jersey Economic Development Authority Private Activity RB for Goethals Bridge Replacement Project Series 2013 (AMT) (BBB/NR)
1,000,000	5.375	01/01/2043	1,117,960
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (BBB-/NR)
500,000	5.000	07/01/2037	555,695
1,150,000	5.000	07/01/2047	1,258,123
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB+/Baa1)
4,500,000	5.000	06/15/2041	4,995,720
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (BB/Ba3)
7,500,000	5.500	04/01/2028	7,517,700
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (BB/Ba3)
8,500,000	5.250	09/15/2029	9,315,830

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (BB/Ba3)
$5,000,000	5.625%	11/15/2030	$ 5,738,150
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (BB/Ba3)
5,000,000	5.625	11/15/2030	5,738,150
New Jersey Economic Development Authority State Lease RB for Health Department Project Series 2018 A (BBB+/Baa1)
2,470,000	5.000	06/15/2047	2,758,125
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (BBB+/Baa1)
5,000,000	5.000	06/15/2042	5,606,950
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
1,000,000	5.000	07/01/2028	1,176,170
1,000,000	5.000	07/01/2029	1,172,640
900,000	5.000	07/01/2030	1,047,789
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (AA/A2)
9,700,000	4.125	07/01/2038	10,260,757
5,600,000	5.000	07/01/2046	6,267,240
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(b)
134,115,000	0.000	12/15/2035	76,460,303
63,370,000	0.000	12/15/2036	34,643,745
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (BBB+/Baa1)(b)
41,545,000	0.000	12/15/2035	23,456,722
5,000,000	0.000	12/15/2038	2,479,600
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(b)
12,000,000	0.000	12/15/2026	9,731,520
9,180,000	0.000	12/15/2029	6,611,620
1,900,000	0.000	12/15/2034	1,118,302
New Jersey Transportation Trust Fund Authority RB for Federal Highway Reimbursement Notes Subseries 2016 A-1 (A+/Baa1)
3,335,000	5.000	06/15/2030	3,873,336
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB+/Baa1)
26,070,000	5.000	06/15/2038	28,438,981
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
2,500,000	5.250	06/15/2041	2,780,175
5,075,000	5.000	06/15/2045	5,560,627
1,750,000	5.000	06/15/2046	1,915,952
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (AA/A2)(b)
11,150,000	0.000	12/15/2033	7,169,227
25,400,000	0.000	12/15/2034	15,671,292
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(b)
12,500,000	0.000	12/15/2027	9,860,125
23,445,000	0.000	12/15/2030	16,499,184
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB+/Baa1)(b)
52,985,000	0.000	12/15/2036	28,669,654
48,000,000	0.000	12/15/2037	24,880,320
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB+/Baa1)(b)
2,550,000	0.000	12/15/2033	1,564,425
25,000,000	0.000	12/15/2038	12,398,000
740,000	0.000	12/15/2039	351,633
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/Baa1)
4,350,000	5.500	06/15/2041	4,592,948

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (BBB+/Baa1)
$12,875,000	5.000%	06/15/2042	$ 13,434,548
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
5,765,000	5.000	06/15/2030	6,695,586
4,600,000	5.000	06/15/2031	5,306,560
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB+/Baa1)
6,070,000	4.000	12/15/2031	6,608,955
7,180,000	5.000	12/15/2033	8,380,424
6,070,000	5.000	12/15/2035	7,011,518
7,585,000	5.000	12/15/2036	8,710,918
5,275,000	4.250	12/15/2038	5,657,754
New Jersey Transportation Trust Fund Authority Transportation Programme RB Series 2019 AA (BBB+/Baa1)
5,675,000	5.000	06/15/2034	6,605,189
20,000,000	5.250	06/15/2043	23,039,000
New Jersey Turnpike Authority RB Series 2019 A (A+/A2)
28,250,000	4.000	01/01/2048	30,714,247
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
25,675,000	5.000	01/01/2048	28,483,588
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB/NR)
11,250,000	5.000	06/01/2046	12,059,888

			560,024,881

New Mexico – 0.2%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB+/Baa2)
14,000,000	5.900	06/01/2040	14,494,340
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 F (AMT) (BBB+/Baa2)
1,500,000	6.250	06/01/2040	1,557,000

			16,051,340

New York – 2.7%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (AA/A2)
1,240,000	3.000	07/15/2043	1,237,669
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BBB-/Baa3)
2,650,000	5.875	04/01/2042	2,703,795
Hempstead Town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (BBB/NR)
645,000	5.000	07/01/2030	767,221
865,000	5.000	07/01/2033	1,010,294
815,000	5.000	07/01/2035	946,142
640,000	5.000	07/01/2036	741,363
455,000	5.000	07/01/2038	524,078
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500	02/15/2048	2,105,120
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA/A3)
1,000,000	6.125	01/01/2029	1,003,620
3,000,000	6.375	01/01/2039	3,010,740
5,000,000	6.500	01/01/2046	5,018,550
New York City Resource Corp. RB Refunding for YMCA of Greater New York Project Series 2015 (A-/Baa1)
1,000,000	5.000	08/01/2040	1,131,720
New York City Water & Sewer System Second General Resolution RB Refunding Series 2019 EE (AA+/Aa1)
34,750,000	4.000	06/15/2040	38,870,655

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority Personal Income Tax General Purpose RB Refunding Series 2018 A (AA+/Aa1)
$12,000,000	4.000%	03/15/2048	$ 13,145,760
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (NR/Baa1)
150,000	3.560	07/01/2026	153,465
150,000	3.670	07/01/2027	153,346
60,000	3.760	07/01/2028	61,430
300,000	3.820	07/01/2029	307,029
New York State Urban Development Corporation Personal Income General Purpose RB Series 2019 A (AA+/Aa1)
13,620,000	4.000	03/15/2048	14,990,172
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BBB-/Baa3)
5,025,000	5.000	01/01/2033	5,962,514
3,600,000	5.000	01/01/2034	4,257,468
5,565,000	4.000	01/01/2036	5,955,329
7,100,000	5.000	01/01/2036	8,340,512
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (AGM) (AA/A2)
5,000,000	4.000	07/01/2035	5,312,700
12,600,000	4.000	01/01/2051	13,142,556
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
9,480,000	4.000	07/01/2033	10,027,565
5,000,000	5.000	07/01/2034	5,569,350
12,500,000	4.000	07/01/2041	12,958,500
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (NR/Baa3)
4,540,000	5.000	07/01/2041	4,998,313
21,200,000	5.250	01/01/2050	23,477,092
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (NR/Baa3)
12,250,000	5.000	07/01/2046	13,446,948
Newburgh New York GO Serial Bonds Series 2012 A (NR/Baa2)
1,565,000	5.750	06/15/2035	1,706,398
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (BBB+/A3)
5,000,000	5.125	09/01/2040	5,189,200
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB-/Baa2)
4,375,000	5.000	11/01/2046	4,862,287

			213,088,901

North Carolina – 0.1%
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa2)
1,000,000	5.700	05/01/2034	1,031,990
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)
3,800,000	4.750	03/01/2032	3,946,148
1,000,000	5.000	03/01/2037	1,044,790
1,000,000	5.000	03/01/2042	1,042,190
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
1,000,000	4.500	09/01/2030	1,038,780
2,000,000	5.000	09/01/2037	2,129,800

			10,233,698

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – 4.2%
Bowling Green City Student Housing RB for CFP I LLC - Bowling Green State University Project Series 2010 (NR/NR)(e)
$7,000,000	6.000%	06/01/2020	$ 7,297,850
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 1st Subordinate Series 2007 B (BBB+/NR)(b)
292,520,000	0.000	06/01/2047	16,951,534
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 2nd Subordinate Series 2007 C (NR/NR)(b)
686,320,000	0.000	06/01/2052	21,392,594
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
2,500,000	5.875	06/01/2047	2,446,825
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Ca)
88,195,000	5.125	06/01/2024	85,372,760
35,615,000	5.875	06/01/2030	34,930,836
2,000,000	5.750	06/01/2034	1,943,680
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (B-/Caa3)
23,905,000	6.250	06/01/2037	24,030,023
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000	5.250	11/01/2037	2,633,808
2,700,000	5.250	11/01/2047	2,921,049
2,320,000	5.250	11/01/2050	2,504,834
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (BB/Ba3)
22,320,000	5.375	09/15/2027	22,377,362
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (BBB-/Baa3)
29,500,000	8.223	02/15/2040	39,142,665
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
6,250,000	5.000	02/15/2037	7,023,813
7,500,000	5.000	02/15/2042	8,367,000
7,500,000	4.750	02/15/2047	7,979,775
1,500,000	5.000	02/15/2057	1,656,120
1,000,000	5.500	02/15/2057	1,147,450
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB-/NR)
2,000,000	5.000	01/01/2042	2,117,540
1,610,000	5.000	01/01/2046	1,701,883
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (BB+/Ba2)
8,000,000	5.000	02/15/2048	8,512,640
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(d)
2,400,000	3.750	01/15/2028	2,560,752
2,880,000	4.250	01/15/2038	3,057,840
18,110,000	4.500	01/15/2048	19,257,450

			327,328,083

Oklahoma – 0.9%
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (AA/A2)
2,400,000	4.000	08/15/2052	2,582,184
2,500,000	4.125	08/15/2057	2,695,900
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
15,000,000	5.500	08/15/2052	17,826,750
9,500,000	5.500	08/15/2057	11,248,855
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
2,680,000	5.500	12/01/2035	2,916,001

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oklahoma – (continued)
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
$24,300,000	5.500%	12/01/2035	$ 26,439,858
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(f)(g)
3,400,000	5.000	06/01/2025	3,792,938

			67,502,486

Pennsylvania – 3.1%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB-/NR)
1,500,000	5.000	09/01/2030	1,600,590
1,000,000	5.000	09/01/2035	1,059,280
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
32,000,000	4.000	04/01/2044	34,271,360
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba3)(d)
2,000,000	5.000	05/01/2027	2,290,740
1,400,000	5.000	05/01/2032	1,585,710
6,950,000	5.000	05/01/2042	7,618,381
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (NR/Ba3)(d)
250,000	5.000	05/01/2028	289,413
1,000,000	5.000	05/01/2033	1,143,260
2,750,000	5.000	05/01/2042	3,032,342
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2012 A (NR/Baa3)
18,000,000	5.000	05/01/2042	18,811,260
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
1,150,000	5.000	10/01/2037	1,282,837
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (NR/Baa3)
500,000	5.000	08/01/2035	534,950
1,000,000	5.000	08/01/2045	1,058,110
City of Philadelphia GO Bonds Series 2011 (A/A2)(e)
4,000,000	6.000	08/01/2020	4,202,800
Clairton Municipal Authority Sewer RB Series 2012 B (BBB+/NR)
1,000,000	5.000	12/01/2042	1,071,980
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A/A1)
1,900,000	5.000	06/01/2034	2,271,754
1,900,000	5.000	06/01/2035	2,263,793
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (AA/A1)
6,000,000	4.000	06/01/2039	6,523,080
County of Allegheny GO Notes Refunding Series 2007 C-59B (AGM) (AA/Aa3)(c)
	(3 Mo. LIBOR + 0.55%),
830,000	2.278	11/01/2026	825,692
Cumberland County Municipal Authority RB for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
1,500,000	5.000	01/01/2038	1,631,595
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000	5.000	12/01/2043	1,202,388
900,000	5.000	12/01/2048	981,063
1,750,000	5.000	12/01/2053	1,902,373
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa3)(c)
	(3 Mo. LIBOR + 0.77%),
52,950,000	2.498	05/01/2037	50,421,638

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (AA-/Aa3)
$1,300,000	4.000%	06/01/2044	$ 1,424,787
2,300,000	5.000	06/01/2044	2,766,302
5,700,000	4.000	06/01/2049	6,207,243
4,150,000	5.000	06/01/2049	4,960,329
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (BB+/NR)
1,400,000	5.000	04/01/2027	1,462,692
1,500,000	5.000	04/01/2033	1,551,600
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (BBB+/NR)
945,000	5.000	05/01/2044	1,097,939
1,245,000	5.000	05/01/2049	1,439,979
Pennsylvania Economic Development Financing Authority RB for CarbonLite P LLC Project Series 2019 (AMT) (NR/NR)(d)(h)
5,725,000	5.750	06/01/2036	5,970,259
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB+/Baa3)
7,400,000	6.250	01/01/2032	7,532,164
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (BB-/B1)
2,460,000	8.000	05/01/2029	2,579,605
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB/WR)(c)
	(3 Mo. LIBOR + 0.60%),
12,005,000	2.336	07/01/2027	11,689,028
	(3 Mo. LIBOR + 0.65%),
10,750,000	2.386	07/01/2039	9,423,235
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB-/NR)
4,000,000	5.000	05/01/2042	4,186,000
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (NR/Baa3)
365,000	5.000	07/01/2031	411,749
400,000	5.000	07/01/2035	445,880
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (NR/A3)
3,875,000	5.250	06/01/2047	4,496,976
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
500,000	5.000	07/01/2028	580,135
2,000,000	5.000	07/01/2029	2,306,580
3,000,000	5.000	07/01/2030	3,439,080
2,615,000	5.000	07/01/2031	2,973,229
1,000,000	5.000	07/01/2032	1,129,570
4,425,000	5.000	07/01/2033	4,984,807
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
1,495,000	5.000	11/15/2021	1,540,014
2,450,000	5.000	11/15/2028	2,515,832
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,250,535
2,325,000	5.000	01/01/2038	2,629,668
Washington County Redevelopment Authority RB Refunding for Victory Center Tax Increment Financing Project Series 2018 (BB/NR)
1,000,000	5.000	07/01/2028	1,055,320
1,000,000	5.000	07/01/2035	1,045,040

			240,971,966

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – 5.7%
Commonwealth of Puerto Rico Public Improvement GO Unlimited Refunding Bonds 2011 E (NR/Ca)(i)
$2,000,000	6.000%	07/01/2029	$ 1,430,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (NR/Ca)
7,495,000	6.000	07/01/2044	7,551,212
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (NR/Ca)
115,000	4.500	07/01/2027	114,281
370,000	5.000	07/01/2030	374,163
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 A (NR/Ca)(i)
115,000	5.250	07/01/2030	85,387
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)(i)
68,870,000	8.000	07/01/2035	35,640,225
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (NR/Ca)(i)
5,185,000	5.500	07/01/2039	3,033,225
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
360,000	5.250	07/01/2041	395,287
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/C)
28,730,000	5.250	07/01/2038	31,006,565
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
300,000	5.250	07/01/2033	340,878
680,000	5.250	07/01/2034	769,352
1,025,000	5.250	07/01/2036	1,143,162
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 (NR/C)(i)
215,000	5.000	07/01/2028	24,994
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)
1,560,000	5.500	07/01/2023	1,671,010
1,050,000	5.500	07/01/2027	1,162,822
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (NR/Ca)(i)
4,000,000	5.250	07/01/2032	2,970,000
4,035,000	5.250	07/01/2037	2,995,987
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2011 C (NR/Ca)(i)
155,000	6.000	07/01/2035	110,825
205,000	6.500	07/01/2040	146,575
Puerto Rico Electric Power Authority RB Refunding Series 2005 SS-RSA-1 (D/NR)(i)
130,000	4.625	07/01/2030	101,725
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(c)
	(3 Mo. LIBOR + 0.52%),
52,372,000	2.257	07/01/2029	51,717,350
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL-RE) (NR/Baa2)
435,000	5.250	07/01/2035	469,343
Puerto Rico Electric Power Authority RB Refunding Series 2010 DDD-RSA-1 (D/NR)(i)
215,000	3.300	07/01/2019	161,787
80,000	3.500	07/01/2020	60,200
155,000	3.625	07/01/2021	116,638
60,000	3.750	07/01/2022	45,150
390,000	3.875	07/01/2023	293,475
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (NR/Ca)(i)
1,000	5.000	07/01/2024	764

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (D/NR)(i)
$3,130,000	5.000%	07/01/2019	$ 2,449,225
260,000	4.250	07/01/2020	203,450
25,000	5.250	07/01/2020	19,625
80,000	4.375	07/01/2021	62,600
100,000	4.375	07/01/2022	78,250
65,000	5.000	07/01/2022	50,862
190,000	4.500	07/01/2023	148,675
125,000	5.000	07/01/2024	97,813
90,000	4.625	07/01/2025	70,425
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)(i)
65,000	3.700	07/01/2017	48,912
1,230,000	5.000	07/01/2017	954,788
145,000	4.250	07/01/2018	113,463
Puerto Rico Electric Power Authority RB Series 2007 TT-RSA-1 (D/NR)(i)
300,000	4.200	07/01/2019	234,750
1,295,000	5.000	07/01/2032	1,013,337
1,385,000	5.000	07/01/2037	1,083,763
Puerto Rico Electric Power Authority RB Series 2008 WW-RSA-1 (D/NR)(i)
2,000,000	5.500	07/01/2020	1,577,500
3,765,000	5.250	07/01/2033	2,955,525
Puerto Rico Electric Power Authority RB Series 2010 AAA (NR/Ca)(i)
4,000	5.250	07/01/2027	3,065
4,000	5.250	07/01/2028	3,065
Puerto Rico Electric Power Authority RB Series 2010 AAA-RSA-1 (D/NR)(i)
130,000	5.250	07/01/2023	102,050
1,485,000	5.250	07/01/2027	1,165,725
2,115,000	5.250	07/01/2028	1,660,275
Puerto Rico Electric Power Authority RB Series 2010 BBB-RSA-1 (D/NR)(i)
90,000	5.400	07/01/2028	70,537
Puerto Rico Electric Power Authority RB Series 2010 CCC-RSA-1 (D/NR)(i)
80,000	5.000	07/01/2022	62,600
90,000	4.250	07/01/2023	70,425
60,000	4.500	07/01/2023	46,950
50,000	4.600	07/01/2024	39,125
210,000	4.625	07/01/2025	164,325
900,000	5.000	07/01/2025	704,250
25,000	5.000	07/01/2026	19,562
40,000	4.800	07/01/2027	31,300
Puerto Rico Electric Power Authority RB Series 2010 EEE-RSA-1 (D/NR)(i)
1,175,000	5.950	07/01/2030	926,781
4,620,000	6.050	07/01/2032	3,655,575
115,000	6.250	07/01/2040	90,994
Puerto Rico Electric Power Authority RB Series 2010 XX-RSA-1 (D/NR)(i)
20,000	4.875	07/01/2027	15,650
7,590,000	5.250	07/01/2040	5,958,150
Puerto Rico Electric Power Authority RB Series 2010 YY-RSA-1 (D/NR)(i)
2,130,000	6.125	07/01/2040	1,685,363
Puerto Rico Electric Power Authority RB Series 2012 A-RSA-1 (D/NR)(i)
1,905,000	4.800	07/01/2029	1,490,663
14,720,000	5.000	07/01/2042	11,518,400
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (D/NR)(i)
715,000	7.250	07/01/2030	575,575
5,210,000	7.000	07/01/2033	4,194,050
6,190,000	7.000	07/01/2040	4,982,950
Puerto Rico Electric Power Authority RB Series 2016 A4-RSA-1 (NR/NR)(i)
747,236	10.000	07/01/2019	661,304
Puerto Rico Electric Power Authority RB Series 2016 B4-RSA-1 (NR/NR)(i)
747,235	10.000	07/01/2019	661,303
Puerto Rico Electric Power Authority RB Series 2016 E-1-RSA-1 (NR/NR)(i)
5,036,850	10.000	01/01/2021	4,445,020
Puerto Rico Electric Power Authority RB Series 2016 E-2-RSA-1 (NR/NR)(i)
5,036,850	10.000	07/01/2021	4,445,020
Puerto Rico Electric Power Authority RB Series 2016 E-3-RSA-1 (NR/NR)(i)
1,678,950	10.000	01/01/2022	1,481,673

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Series 2016 E-4-RSA-1 (NR/NR)(i)
$1,678,950	10.000%	07/01/2022	$ 1,481,673
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (NR/Baa2)
830,000	5.250	07/01/2035	891,960
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (NR/C)
3,410,000	5.250	07/01/2031	3,727,778
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
265,000	5.250	07/01/2034	299,821
960,000	5.250	07/01/2036	1,070,554
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (NR/Baa2)
510,000	5.250	07/01/2033	552,172
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-RE-IBC) (NR/Baa2)
4,920,000	4.750	07/01/2038	4,896,040
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (NR/C)(b)
4,785,000	0.000	07/01/2034	2,158,370
3,750,000	0.000	07/01/2035	1,586,550
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 P (COMWLTH GTD) (NR/Ca)(i)
1,000,000	6.125	07/01/2023	868,750
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(b)
2,025,000	0.000	07/01/2024	1,721,149
6,880,000	0.000	07/01/2027	5,266,089
4,736,000	0.000	07/01/2029	3,318,989
4,301,000	0.000	07/01/2031	2,691,050
4,843,000	0.000	07/01/2033	2,704,380
76,371,000	0.000	07/01/2046	17,466,048
39,344,000	0.000	07/01/2051	6,636,939
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
3,939,000	4.500	07/01/2034	4,064,260
2,312,000	4.550	07/01/2040	2,312,000
23,051,000	4.750	07/01/2053	22,406,955
55,274,000	5.000	07/01/2058	55,274,000
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-2 (NR/NR)
90,298,000	4.550	07/01/2040	87,137,570
562,000	4.750	07/01/2053	530,343
8,663,000	5.000	07/01/2058	8,381,452

			443,471,962

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. RB Refunding for Care New England Series 2013 A (BBB-/NR)(e)
2,500,000	6.000	09/01/2023	2,963,525
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC/NR)(b)
124,220,000	0.000	06/01/2052	12,740,003

			15,703,528

South Carolina – 0.2%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
3,262,000	6.875	11/01/2035	3,271,297
South Carolina Jobs - Economic Development Authority Hospital RB Refunding for Palmetto Health Series 2011 A (AGM) (AA/WR)(e)
4,000,000	6.500	08/01/2021	4,423,800

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Jobs-Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 C (A-/NR)
$2,365,000	5.000%	11/15/2047	$ 2,693,286
South Carolina Public Service Authority RB Tax-Exempt Series 2015 E (A/A2)
7,790,000	5.250	12/01/2055	8,926,249

			19,314,632

Tennessee – 0.3%
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
5,230,000	4.000	07/01/2040	5,501,019
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (A-/Baa1)
1,500,000	5.000	08/15/2042	1,593,675
Johnson City Health & Educational Facilities Board RB for Mountain States Health Alliance Series 2010 A (A-/Baa1)(e)
5,500,000	6.500	07/01/2020	5,779,070
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
2,500,000	5.000	07/01/2040	2,881,825
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (BBB-/NR)
315,000	5.000	10/01/2029	373,571
230,000	5.000	10/01/2034	267,444
375,000	5.000	10/01/2039	429,326
450,000	5.000	10/01/2048	508,509
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(d)
850,000	5.125	06/01/2036	923,737
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (NR/NR)
2,000,000	5.375	12/01/2047	2,072,000

			20,330,176

Texas – 4.8%
Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)(d)
825,000	4.250	09/01/2023	830,437
500,000	4.625	09/01/2028	506,430
2,160,000	5.125	09/01/2038	2,202,574
2,580,000	5.250	09/01/2047	2,632,477
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)(e)
3,250,000	6.200	07/01/2020	3,403,952
Board of Managers, Joint Guadalupe County - City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (BB/NR)
1,950,000	5.250	12/01/2035	2,157,090
2,435,000	5.000	12/01/2040	2,585,970
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 A (A-/Baa1)
3,900,000	5.000	01/01/2045	4,373,928
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (A-/Baa1)
1,600,000	5.000	01/01/2040	1,819,728
2,465,000	5.000	01/01/2046	2,782,221
City of Anna Special Assessment Bond for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(d)
2,190,000	6.500	09/01/2048	2,257,080
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(d)
6,000,000	5.125	11/01/2033	6,275,820

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(d)
$400,000	5.500%	09/01/2046	$ 418,724
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
1,125,000	5.625	09/01/2038	1,177,369
1,700,000	5.750	09/01/2047	1,778,693
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Major Improvement Area Project Series 2015 (NR/NR)
3,890,000	7.500	09/01/2045	4,204,390
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Neighorhood Improvement Area #1 Project Series 2015 (NR/NR)
1,820,000	6.250	09/01/2045	1,906,250
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Series 2018 (NR/NR)(d)
910,000	4.350	08/15/2039	918,162
1,920,000	4.500	08/15/2048	1,937,165
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
2,000,000	5.000	09/01/2047	2,075,880
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases #13-16 Project Series 2017 (NR/NR)
1,390,000	4.500	09/01/2037	1,414,645
1,175,000	5.000	09/01/2044	1,222,023
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
2,235,000	4.500	09/01/2032	2,463,998
4,715,000	4.500	09/01/2038	5,096,444
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(d)
1,405,000	4.625	09/01/2039	1,420,834
900,000	4.750	09/01/2044	910,080
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(d)
1,225,000	4.875	09/01/2044	1,215,261
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(d)(h)
785,000	4.250	09/15/2039	786,892
1,240,000	4.375	09/15/2049	1,234,779
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(d)
1,155,000	5.750	09/15/2039	1,156,652
2,055,000	6.000	09/15/2049	2,057,877
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(d)
2,405,000	5.875	09/15/2039	2,408,415
5,000,000	5.125	09/15/2048	5,007,500
3,830,000	6.125	09/15/2048	3,835,324
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(d)
1,355,000	4.125	09/01/2048	1,378,563
1,470,000	4.500	09/01/2048	1,496,857
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2018 (NR/NR)(d)
2,465,000	4.875	09/01/2048	2,539,246
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(d)
500,000	4.375	09/01/2049	500,585
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
400,000	4.875	09/01/2039	409,644
835,000	5.000	09/01/2049	855,007

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR)
$500,000	4.500%	09/01/2023	$ 502,770
780,000	5.000	09/01/2028	789,914
1,935,000	5.600	09/01/2038	1,972,326
2,550,000	5.700	09/01/2047	2,600,821
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Bonds Series 2015 (NR/NR)(d)
3,250,000	5.000	04/01/2032	3,439,280
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(d)
275,000	3.750	08/15/2024	276,914
350,000	4.000	08/15/2029	354,382
1,150,000	4.500	08/15/2035	1,171,493
875,000	5.000	08/15/2044	901,443
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (NR/Baa3)
1,545,000	4.750	05/01/2038	1,605,641
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (NR/Baa3)
5,685,000	4.750	11/01/2042	5,908,136
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(d)
1,575,000	5.000	09/01/2027	1,662,350
895,000	5.000	09/01/2032	924,007
1,315,000	5.125	09/01/2037	1,347,967
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(a)
15,140,000	0.000	10/01/2046	15,603,587
11,100,000	0.000	10/01/2047	11,418,015
Grand Parkway Transportation Corp. System Toll RB First Tier Series 2013 A (BBB/NR)
11,850,000	5.500	04/01/2053	13,290,605
Harris County Cultural Education Facilities Finance Corp. RB First Mortgage for Brazos Presbyterian Homes, Inc. Project Series 2013 B (BBB-/NR)(e)
3,030,000	7.000	01/01/2023	3,604,852
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(c)
	(3 Mo. LIBOR + 0.67%),
23,855,000	2.357	08/15/2035	22,812,059
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(d)(h)
1,340,000	4.500	09/01/2039	1,334,653
1,800,000	4.750	09/01/2049	1,802,772
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
595,000	3.750	09/01/2032	627,481
510,000	3.875	09/01/2037	536,699
955,000	4.000	09/01/2047	1,004,278
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (BB/NR)
15,835,000	5.000	07/15/2028	18,798,362
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (BB/Ba3)
10,000,000	6.625	07/15/2038	10,769,500
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (BB/Ba3)
9,250,000	5.000	07/01/2029	10,314,582
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (BB/NR)
9,250,000	5.000	07/15/2035	10,233,738
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (BB/NR)
1,950,000	5.000	12/01/2045	2,067,526

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(d)
$510,000	4.500%	09/01/2023	$ 513,856
785,000	5.000	09/01/2028	798,337
1,170,000	5.375	09/01/2038	1,198,829
1,930,000	5.125	09/01/2047	1,979,543
1,500,000	5.500	09/01/2047	1,537,860
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (A-/Baa1)
5,200,000	6.300	11/01/2029	5,321,264
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(d)
17,350,000	4.625	10/01/2031	18,565,888
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (BBB-/NR)
1,850,000	5.000	09/15/2043	2,039,995
2,800,000	5.000	09/15/2048	3,079,048
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BB/B1)
335,000	5.000	04/01/2031	346,008
300,000	5.000	04/01/2036	305,478
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
1,000,000	5.000	04/01/2047	1,064,030
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Texas A&M University at Galveston Collegiate Housing Project Series 2014 A (NR/Baa3)
1,385,000	4.750	04/01/2046	1,406,661
North Texas Tollway Authority RB First Tier Series 2009 A (A+/A1)
4,790,000	6.250	01/01/2039	4,806,382
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
8,500,000	5.000	01/01/2048	9,812,230
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A+/A1)
3,000,000	5.000	01/01/2039	3,470,670
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
175,000	5.750	09/15/2036	173,663
460,000	6.000	09/15/2046	456,292
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
7,300,000	5.000	05/15/2045	7,711,939
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(c)
	(3 Mo. LIBOR + 0.70%),
7,200,000	2.315	12/15/2026	7,168,320
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/A2)
17,465,000	6.250	12/15/2026	20,407,154
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (NR/Baa3)
3,900,000	5.000	12/31/2050	4,298,307
3,900,000	5.000	12/31/2055	4,286,295
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000	6.875	12/31/2039	7,694,100
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (NR/Baa3)
5,000,000	6.750	06/30/2043	5,805,050
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (BBB+/Baa1)
7,850,000	5.000	08/15/2042	8,714,913

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Texas Water Development Board RB for Water Implementation Series 2018 B (AAA/NR)
$14,145,000	5.000%	04/15/2049	$ 17,052,080
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases #2-3 Project Series 2018 (NR/NR)(d)
1,353,000	5.875	09/01/2047	1,416,280
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(d)
1,400,000	5.000	09/01/2047	1,419,586
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
187,000	4.000	12/01/2021	192,464
500,000	4.000	12/01/2027	502,405
1,545,000	4.750	12/01/2035	1,577,461

			376,453,507

Utah – 0.4%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (NR/NR)
13,060,000	7.100	08/15/2023	14,017,951
Salt Lake City Corporation Airport RB Series 2018 A (AMT) (A+/A2)
6,000,000	5.000	07/01/2036	7,181,700
Salt Lake City RB for International Airport Series 2017 A (AMT) (A+/A2)
6,000,000	5.000	07/01/2047	6,944,160

			28,143,811

Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000	5.000	05/01/2047	1,085,500

Virgin Islands – 0.5%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa2)
10,775,000	5.000	10/01/2025	10,950,094
7,910,000	5.000	10/01/2029	7,989,100
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa2)
6,080,000	5.000	10/01/2032	6,080,000
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B/NR)
8,350,000	5.000	10/01/2039	7,849,000
Virgin Islands Public Finance Authority RB Refunding Series 2014 C (AGM) (AA/A2)
3,515,000	5.000	10/01/2039	3,847,624
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/Caa3)
2,000,000	6.000	10/01/2039	1,970,000

			38,685,818

Virginia – 1.2%
Alexandria City IDA for Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2015 (BBB+/NR)
2,700,000	5.000	10/01/2045	2,972,349
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
1,830,000	6.250	03/01/2021	1,929,406
2,000,000	6.625	03/01/2026	2,114,040
7,000,000	6.875	03/01/2036	7,417,900
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC+/NR)(b)
236,845,000	0.000	06/01/2047	25,131,623
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (CCC/NR)(b)
34,250,000	0.000	06/01/2047	3,308,892

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (NR/Baa3)
$3,950,000	5.000%	12/31/2052	$ 4,442,091
22,780,000	5.000	12/31/2056	25,549,820
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB/NR)
3,900,000	5.000	07/01/2034	4,147,884
13,650,000	5.000	01/01/2040	14,450,709
Virginia Small Business Financing Authority Solid Waste Disposal Facilities RB for Covanta Holding Corp. Project Series 2018 (AMT) (B/NR)(d)(f)(g)
1,000,000	5.000	07/01/2038	1,043,360

			92,508,074

Washington – 1.5%
Central Puget Sound Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax RB Series 2016 S-1 (AAA/Aa1)
10,000,000	5.000	11/01/2046	14,278,500
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2010 (NR/Baa2)
4,000,000	5.750	12/01/2035	4,177,520
Washington Health Care Facilities Authority RB for Kadlec Regional Medical Center Series 2012 (NR/WR)(e)
3,000,000	5.000	12/01/2021	3,257,670
Washington State Convention Center Public Facilities District RB Series 2018 (AA-/Aa3)
16,450,000	5.000	07/01/2048	19,239,097
37,700,000	4.000	07/01/2058	40,014,403
30,975,000	5.000	07/01/2058	35,804,622

			116,771,812

West Virginia – 0.4%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2010 A (A-/Baa1)
4,000,000	5.375	12/01/2038	4,196,400
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
5,170,000	5.000	01/01/2043	5,979,467
13,000,000	4.125	01/01/2047	13,637,260
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (NR/Baa1)
1,650,000	5.000	09/01/2038	1,967,790
1,525,000	5.000	09/01/2039	1,813,713

			27,594,630

Wisconsin – 0.5%
Public Finance Authority Beyond Boone LLC-Appalachian State University Project RB Bonds Series 2019 A (AGM) (AA/A2)
900,000	5.000	07/01/2044	1,042,506
2,350,000	4.125	07/01/2049	2,515,181
1,300,000	5.000	07/01/2054	1,491,646
1,600,000	5.000	07/01/2058	1,790,560
Public Finance Authority Education RB for North Carolina Leadership Charter Academy, Inc. Series 2019 A (NR/NR)(d)
305,000	4.000	06/15/2029	314,336
385,000	5.000	06/15/2039	406,129
495,000	5.000	06/15/2049	518,047
430,000	5.000	06/15/2054	446,736
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB/Baa3)
5,900,000	4.300	11/01/2030	6,209,986
Public Finance Authority Minnesota College of Osteopathic Medicine Senior RB Series 2019 A-1 (BBB-/NR)(d)
1,380,000	5.500	12/01/2048	1,476,145

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Minnesota College of Osteopathic Medicine Senior Taxable RB Series 2019 A-2 (BBB-/NR)(d)
$2,800,000	7.250%	12/01/2048	$ 2,933,868
Public Finance Authority of Waste Disposal RB Refunding Series 2016 A-4 (AMT) (A-/NR)(f)(g)
7,000,000	2.000	06/01/2021	7,021,630
Public Finance Authority RB for Denver International Airport Great Hall Project Series 2017 (AMT) (BBB-/NR)
4,200,000	5.000	09/30/2037	4,880,736
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (BBB-/NR)
2,600,000	5.200	12/01/2037	2,982,590
1,525,000	5.350	12/01/2045	1,747,314
Public Finance Authority Student Housing RB for CHF-Cullowhee, LLC-Western Carolina University Project Series 2015 A (BBB-/NR)
3,250,000	5.250	07/01/2047	3,484,390

			39,261,800

Wyoming – 0.4%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A/A3)
32,340,000	3.625	07/15/2039	33,362,267

TOTAL MUNICIPAL BONDS (Cost $7,021,265,768)			$7,629,049,293

Corporate Bonds – 0.4%
Health Care Equipment & Services – 0.2%
Catholic Health Initiatives
$1,293,000	4.350%	11/01/2042	$ 1,299,973
Prime Healthcare Foundation, Inc. Series B
16,525,000	7.000	12/01/2027	19,761,911

			21,061,884

Metals and Mining – 0.2%
United States Steel Corp.
14,725,000	6.875	08/15/2025	13,915,125

TOTAL CORPORATE BONDS (Cost $30,647,537)			$ 34,977,009

TOTAL INVESTMENTS – 98.6% (Cost $7,051,913,305)			$7,664,026,302

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%			107,936,558

NET ASSETS – 100.0%			$7,771,962,860

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Zero coupon bond until next reset date.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2019.

(g)	Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(h)	When-issued security.

(i)	Security is currently in default.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CA MTG INS	— Insured by California Mortgage Insurance
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SIFMA	— The Securities Industry and Financial Markets Association
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
U.S.	— United States
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2019, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2019(b)	Counterparty	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.169%	Bank of America	03/20/2023	USD	4,000	$121,282	$(73,843)	$ 195,125
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.700	0.084	JPMorgan Chase Bank NA	06/20/2021		10,000	321,119	—	321,119
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.169		03/20/2023		9,000	272,884	(166,147)	439,031
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.195		09/20/2023		15,000	496,706	(294,970)	791,676
Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	1.830	0.820		06/20/2021		10,000	197,845	—	197,845
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.208	Morgan Stanley Co., Inc.	12/20/2023		10,000	343,372	(126,781)	470,153
Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	1.000	1.292		12/20/2023		10,000	(113,848)	(343,170)	229,322

TOTAL							$1,639,360	$(1,004,911)	$2,644,271

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.250%	3 Month LIBOR	12/21/2041	USD	169,400		$(1,676,565)	$(10,070,182)	$8,393,617
3.250	3 Month LIBOR	09/18/2049		256,080	(b)	(60,017,817)	(56,813,990)	(3,203,827)

TOTAL						$(61,694,382)	$(66,884,172)	$5,189,790

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent on June 30, 2019.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 96.7%
Alabama – 0.1%
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
$5,000	6.500%	10/01/2053	$ 5,989

Alaska – 1.5%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
75,000	5.000	06/01/2046	74,441

Arizona – 3.4%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(a)
	(3 Mo. LIBOR + 0.81%),
75,000	2.546	01/01/2037	73,600
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
100,000	4.750	07/01/2043	101,833

			175,433

California – 11.0%
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB+/NR)
75,000	5.000	12/31/2037	88,598
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
50,000	5.000	09/02/2048	57,288
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2030	114,688
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(b)
300,000	0.000	06/01/2047	47,115
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (CCC/NR)(b)
250,000	0.000	06/01/2036	81,743
Modesto Irrigation District RB for Domestic Water Project Series 2007 F (NATL-RE) (AA-/Baa2)(a)
	(3 Mo. LIBOR + 0.63%),
25,000	2.319	09/01/2037	24,659
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000	3.000	09/01/2034	122,159
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
25,000	5.000	09/01/2047	28,201

			564,451

Florida – 15.8%
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)
100,000	3.625	06/01/2024	100,563
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(c)
100,000	5.250	12/01/2058	102,231
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(c)
100,000	5.000	11/01/2039	102,016

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(c)(d)(e)
$100,000	6.375%	01/01/2026	$ 97,399
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
50,000	3.750	11/01/2024	50,467
50,000	4.750	11/01/2039	50,856
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
100,000	4.000	05/01/2036	106,700
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
50,000	4.500	06/15/2039	51,045
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
50,000	4.000	05/01/2033	50,295
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
50,000	4.125	05/01/2034	50,279
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
50,000	4.750	05/01/2039	50,743

			812,594

Georgia – 2.0%
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
75,000	5.000	05/15/2049	100,965

Guam – 2.3%
Guam Government Business Privilege Tax RB Refunding Series 2015 D (BB/NR)
30,000	5.000	11/15/2022	32,582
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
75,000	5.000	07/01/2037	84,817

			117,399

Illinois – 17.4%
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (B+/NR)
100,000	7.000	12/01/2044	120,037
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (B+/NR)
100,000	6.500	12/01/2046	119,366
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (A/Baa2)
50,000	5.000	11/01/2042	53,418
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (BBB+/Ba1)
200,000	5.500	01/01/2037	219,712
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa3)
155,000	5.100	06/01/2033	163,227
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
40,000	5.000	11/01/2021	42,785
100,000	5.000	11/01/2027	115,758
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(b)
90,000	0.000	12/15/2032	58,231

			892,534

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – 1.5%
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
$75,000	4.000%	06/01/2045	$ 78,896

Massachusetts – 1.4%
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(a)
	(3 Mo. LIBOR + 0.57%),
75,000	2.298	05/01/2037	73,165

Michigan – 4.1%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(e)
105,000	4.000	04/01/2034	92,029
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
100,000	5.000	11/15/2048	118,854

			210,883

Minnesota – 0.5%
Duluth Independent School District No.709 COPS Refunding Series 2019 A (NR/Ba2)
25,000	4.000	03/01/2032	26,332

New Jersey – 7.2%
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
20,000	5.000	06/15/2046	21,897
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB+/Baa1)(b)
100,000	0.000	12/15/2038	49,592
40,000	0.000	12/15/2039	19,007
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB+/Baa1)
75,000	4.000	12/15/2031	81,659
70,000	5.000	12/15/2032	82,059
100,000	5.000	12/15/2033	116,719

			370,933

New York – 1.7%
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BBB-/Baa3)
75,000	5.000	01/01/2036	88,104

Ohio – 2.2%
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 1st Subordinate Series 2007 B (BBB+/NR)(b)
750,000	0.000	06/01/2047	43,463
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Ca)
70,000	5.125	06/01/2024	67,760

			111,223

Oklahoma – 2.2%
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(d)(e)
100,000	5.000	06/01/2025	111,557

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – 1.7%
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
$75,000	5.000%	07/01/2033	$ 84,488

Puerto Rico – 12.3%
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 B (NR/Ca)(f)
50,000	5.000	07/01/2035	37,125
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)(f)
100,000	8.000	07/01/2035	51,750
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/C)
100,000	5.250	07/01/2038	107,924
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)(b)
75,000	0.000	07/01/2028	48,946
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (NR/Ca)(f)
30,000	5.250	07/01/2032	22,275
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (D/NR)(f)
145,000	4.250	07/01/2020	113,462
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (NR/C)(b)
100,000	0.000	07/01/2037	37,862
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(b)
20,000	0.000	07/01/2024	16,999
20,000	0.000	07/01/2027	15,308
20,000	0.000	07/01/2029	14,016
25,000	0.000	07/01/2033	13,960
25,000	0.000	07/01/2046	5,718
25,000	0.000	07/01/2051	4,217
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
20,000	4.500	07/01/2034	20,636
20,000	4.550	07/01/2040	20,000
20,000	4.750	07/01/2053	19,441
40,000	5.000	07/01/2058	40,000
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-2 (NR/NR)
15,000	4.550	07/01/2040	14,475
15,000	4.750	07/01/2053	14,155
15,000	5.000	07/01/2058	14,513

			632,782

Texas – 8.4%
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
100,000	4.875	09/01/2039	102,411
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(c)
100,000	5.000	08/15/2044	103,022
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (BB/NR)
100,000	5.000	07/15/2028	118,714

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(c)
$100,000	4.625%	10/01/2031	$ 107,008

			431,155

TOTAL INVESTMENTS – 96.7% (Cost $4,801,780)			$4,963,324

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%			169,974

NET ASSETS – 100.0%			$5,133,298

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2019.

(e)	Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(f)	Security is currently in default.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
COPS	— Certificates of Participation
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
Mo.	— Month
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NR	— Not Rated
RB	— Revenue Bond
USD	— United States Dollar

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(b)	Value	Upfront Premium (Received) Paid*	Unrealized Appreciation/ (Depreciation)

3.250%	3 Month LIBOR	09/18/2049	USD 550	$(128,904)	$(122,031)	$(6,873)

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent on June 30, 2019.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 98.6%
Alabama – 1.6%
Alabama Public School & College Authority RB Refunding for Capital Improvement Series 2015 A (AA/Aa1)
$3,385,000	5.000%	05/01/2023	$ 3,847,052
Auburn University General Fee RB Series 2011 A (AA-/Aa2)(a)
35,365,000	5.000	06/01/2021	37,857,879
Black Belt Energy Gas District RB for Project No.4 Series 2019 A-1 (A/A3)(b)(c)
20,000,000	4.000	12/01/2025	22,224,400
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
160,000	3.000	10/01/2019	160,411
75,000	4.000	10/01/2020	76,864
85,000	4.000	10/01/2021	88,718
85,000	4.000	10/01/2022	90,276
Huntsville Health Care Authority RB Series 2010 A (NR/A1)(a)
7,470,000	5.500	06/01/2020	7,747,062
Industrial Development Board PCRB for Alabama Power Company Barry Plant Project RMKT 03/20/17 Series 2007 A (A-/A1)(b)(c)
6,000,000	1.850	03/24/2020	6,008,160
Jefferson County RB Refunding Warrants Series 2017 (AA/NR)
3,000,000	5.000	09/15/2021	3,229,470
1,200,000	5.000	09/15/2022	1,330,296
2,000,000	5.000	09/15/2023	2,276,780
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
1,300,000	5.000	10/01/2021	1,390,337
1,745,000	5.000	10/01/2022	1,916,551
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A/A3)(b)
	(1 Mo. LIBOR + 0.85%),
25,000,000	2.485	06/01/2024	24,618,000

			112,862,256

Alaska – 0.1%
Borough of North Slope GO Bonds for General Purpose Series 2018 A (AA/Aa2)
1,055,000	5.000	06/30/2021	1,132,258
1,000,000	5.000	06/30/2023	1,071,270
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/A2)
705,000	4.625	06/01/2023	705,211
State of Alaska International Airports System RB Refunding Series 2010 A (AMT) (A+/A1)
1,100,000	5.000	10/01/2023	1,145,958

			4,054,697

Arizona – 2.7%
Arizona Department of Transportation State Highway RB Series 2013 A (AA+/Aa2)
14,250,000	5.000	07/01/2023	15,800,685
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(d)
	(3 Mo. LIBOR + 0.81%),
59,270,000	2.546	01/01/2037	58,163,429
Arizona Health Facilities Authority Hospital RB Refunding for Phoenix Children’s Hospital Series 2013 A (A/A1)(b)
(SIFMA Municipal Swap Index Yield + 1.85%),
5,000,000	3.750	02/05/2020	5,007,450

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (BBB+/NR)
$675,000	5.000%	01/01/2022	$ 726,975
600,000	5.000	01/01/2023	661,956
575,000	5.000	01/01/2024	649,083
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (BBB/NR)
485,000	5.000	01/01/2022	516,220
505,000	5.000	01/01/2023	548,753
560,000	5.000	01/01/2024	618,430
Arizona School Facilities Board COPS Refunding Series 2015 A (AA-/Aa3)
8,000,000	5.000	09/01/2020	8,341,600
Arizona State University System RB Refunding Series 2015 B (AA/WR)
3,000,000	5.000	07/01/2019	3,000,000
Arizona Transportation Board Excise Tax RB Refunding for Regional Area Road Series 2016 (AA+/Aa1)
5,820,000	5.000	07/01/2021	6,248,003
Chandler Industrial Development Authority RB for Intel Corp. Series 2019 (AMT) (A+/A1)(b)(c)
9,365,000	5.000	06/03/2024	10,744,933
City of Phoenix Civic Improvement Corporation RB Refunding Junior Lien Series 2010 A (A+/A1)(a)
24,365,000	5.000	07/01/2020	25,255,297
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (A+/A1)(a)
5,000,000	5.000	07/01/2020	5,182,700
County of Pinal RB Refunding Series 2014 (AA-/NR)
2,465,000	5.000	08/01/2021	2,649,653
Glendale City GO Refunding Bonds Series 2015 (AGM) (AA/A1)
3,000,000	4.000	07/01/2020	3,079,680
3,400,000	4.000	07/01/2021	3,579,724
1,665,000	5.000	07/01/2022	1,842,023
Maricopa County Arizona School Improvement Refunding for Peoria Unified School District No. 11 Series 2015 (AGM) (AA/WR)
3,000,000	4.000	07/01/2019	3,000,000
Maricopa County Community College District GO Refunding Bonds Series 2016 (AAA/Aaa)
9,505,000	5.000	07/01/2021	10,203,997
16,400,000	5.000	07/01/2023	18,723,552

			184,544,143

Arkansas – 0.2%
Fort Smith School District No. 100 GO Bonds for Arkansas Construction Series 2018 A (ST AID WITHHLDG) (NR/Aa2)
1,295,000	3.000	02/01/2021	1,326,857
1,950,000	3.000	02/01/2022	2,029,677
1,510,000	3.000	02/01/2023	1,586,240
Little Rock Arkansas Sewer RB Refunding Series 2015 (NR/Aa3)
1,075,000	3.000	10/01/2020	1,097,661
Pulaski County Little Rock School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (NR/Aa2)
6,000,000	3.000	02/01/2021	6,145,680
Springdale Arkansas Sales and Use Tax RB Series 2012 (A+/NR)
720,000	2.000	11/01/2019	721,505

			12,907,620

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – 5.9%
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (AMBAC) (BBB+/Baa2)(e)
$745,000	0.000%	10/01/2019	$ 741,260
255,000	0.000	10/01/2020	248,375
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (ETM) (AMBAC) (NR/Aaa)(a)(e)
9,420,000	0.000	10/01/2019	9,391,457
12,300,000	0.000	10/01/2020	12,102,831
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
500,000	5.000	05/01/2021	534,480
335,000	5.000	05/01/2022	369,083
300,000	5.000	05/01/2023	340,110
265,000	5.000	05/01/2024	308,600
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (AA/Aa3)(b)
(SIFMA Municipal Swap Index Yield + 0.90%),
10,000,000	2.800	05/01/2023	10,142,200
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (AA/Aa3)(b)
(SIFMA Municipal Swap Index Yield + 0.90%),
7,000,000	2.800	05/01/2023	7,091,350
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (AA/NR)(b)
(SIFMA Municipal Swap Index Yield + 1.25%),
15,000,000	3.150	04/01/2027	15,471,300
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2017 C (AA/Aa3)(b)(c)
11,175,000	2.100	04/01/2022	11,322,845
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (BBB-/NR)
255,000	5.000	05/01/2021	268,984
1,000,000	5.000	05/01/2023	1,105,300
535,000	5.000	05/01/2024	603,812
California Infrastructure & Economic Development Bank RB Refunding for The J. Paul Getty Trust Project Series 2013 A-1 (AAA/Aaa)(b)
	(1 Mo. LIBOR + 0.33%),
20,000,000	2.038	04/01/2022	19,963,000
California Municipal Finance Authority RB for Anaheim Electric System Distribution Facilities 2nd Lien Qualified Obligations Series 2015 (A+/NR)(b)
(SIFMA Municipal Swap Index Yield + 0.35%),
10,000,000	2.250	12/01/2020	10,005,500
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
1,100,000	5.000	02/01/2020	1,122,803

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
$550,000	5.000%	10/01/2019	$ 554,829
325,000	5.000	10/01/2020	339,115
250,000	5.000	10/01/2021	269,037
250,000	5.000	10/01/2022	276,830
225,000	5.000	10/01/2023	255,649
275,000	5.000	10/01/2024	319,811
275,000	5.000	10/01/2025	326,332
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
150,000	3.000	06/01/2020	151,527
100,000	4.000	06/01/2022	105,603
California State Various Purpose GO Bonds RMKT 11/15/17 Series 2013 B (AA-/Aa3)(b)
(SIFMA Municipal Swap Index Yield + 0.38%),
15,000,000	2.280	12/01/2022	15,012,450
California State Various Purpose GO Bonds Series 2011 (AA-/Aa3)
5,070,000	5.000	10/01/2019	5,118,064
California Statewide Communities Development Authority RB for Irvine East Campus Apartments, CHF-Irvine LLC Series 2017 (NR/Baa1)
1,545,000	5.000	05/15/2021	1,646,506
California Statewide Communities Development Authority RB for Methodist Hospital of Southern California Obligated Group Series 2018 (BBB+/NR)
250,000	5.000	01/01/2020	254,192
300,000	5.000	01/01/2021	314,880
500,000	5.000	01/01/2022	540,540
500,000	5.000	01/01/2023	555,210
California Statewide Communities Development Authority RB Refunding for Irvine East Campus Apartments, CHF-Irvine LLC Series 2016 (NR/Baa1)
1,150,000	5.000	05/15/2020	1,186,547
1,250,000	5.000	05/15/2021	1,332,125
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2017 A-1 (A/NR)
6,000,000	5.000	06/01/2020	6,188,160
5,000,000	5.000	06/01/2021	5,315,200
6,000,000	5.000	06/01/2022	6,547,920
6,000,000	5.000	06/01/2023	6,695,880
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BBB/NR)
13,910,000	3.500	06/01/2036	14,081,093
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (A-/NR)
1,875,000	3.678	06/01/2038	1,929,488
Irvine City Limited Obligation Improvement Bond Reassessment District No. 12-1 Series 2012 Act 1915 (A+/NR)
1,895,000	4.000	09/02/2019	1,903,717
Irvine City Limited Obligation Improvement Bond Reassessment District No. 15-2 Series 2015 (NR/NR)
1,000,000	4.000	09/02/2019	1,003,820
725,000	4.000	09/02/2020	744,423
775,000	5.000	09/02/2021	829,079
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,765,000	5.000	09/01/2022	1,935,693
1,135,000	5.000	09/01/2023	1,275,944

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
$600,000	4.000%	09/01/2023	$ 646,590
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
520,000	4.000	09/01/2023	560,378
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
255,000	3.000	09/01/2022	262,548
415,000	4.000	09/01/2023	447,225
Lake Elsinore Public Financing Authority Local Agency RB Refunding for Community Facilities District No. 88-3 Series 2015 B (AGM) (AA/NR)
1,235,000	5.000	09/01/2020	1,291,267
Lake Elsinore Public Financing Authority Local Agency RB Refunding Series 2015 (NR/NR)
935,000	4.000	09/01/2019	938,506
785,000	5.000	09/01/2021	836,677
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (A+/Aa3)
27,900,000	5.720	05/01/2027	33,959,043
Los Angeles Unified School District GO Bonds Series KRY 2010 CA (A+/Aa3)
29,145,000	5.250	07/01/2028	30,264,168
Miramar Ranch North California Special Tax Refunding for Community Facilities District No. 1 Series 2012 (AA-/NR)
3,075,000	4.000	09/01/2019	3,089,760
Murrieta Public Financing Authority Special Tax RB Refunding Series 2012 (A/NR)
1,000,000	5.000	09/01/2019	1,005,730
Natomas Unified School District GO Refunding Bonds Series 2013 (BAM) (AA/A1)
730,000	4.000	09/01/2020	753,973
650,000	4.000	09/01/2021	689,650
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (BBB+/A3)(d)
	(3 Mo. LIBOR + 0.72%),
10,855,000	2.457	07/01/2027	10,663,518
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
380,000	4.000	09/01/2022	400,429
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
725,000	3.000	09/01/2019	726,667
1,000,000	4.000	09/01/2020	1,027,130
675,000	5.000	09/01/2021	721,960
800,000	5.000	09/01/2022	877,136
1,835,000	5.000	09/01/2023	2,056,907
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa3)(d)
	(3 Mo. LIBOR + 0.53%),
47,675,000	2.219	12/01/2035	46,967,980
San Bernardino City Unified School District GO Refunding Bonds Series 2013 A (AGM) (AA/A1)
150,000	5.000	08/01/2019	150,453
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2012 A (AMT) (A+/A1)
6,250,000	5.000	05/01/2026	6,852,938

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Marcos Public Financing Authority Special Tax RB Refunding Series 2012 (AA-/NR)
$1,000,000	4.000%	09/01/2019	$ 1,004,800
State of California Various Purpose GO Bonds for Bid Group A Series 2018 (AA-/Aa3)
52,000,000	5.000	10/01/2022	58,282,640
Stockton Unified School District GO Refunding Bonds Series 2012 (AGM) (AA/WR)
1,090,000	5.000	07/01/2019	1,090,000
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (BB+/Baa2)
820,000	4.750	06/01/2023	823,854
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(d)
	(3 Mo. LIBOR + 0.61%),
3,500,000	2.297	05/15/2030	3,466,855
	(3 Mo. LIBOR + 0.74%),
15,000,000	2.427	05/15/2043	14,061,900
Ventura County Capital Appreciation GO Bonds for Conejo Valley Unified School District for Election of 2014 Series A (AGM) (AA/Aa3)(e)
1,775,000	0.000	08/01/2020	1,747,878

			403,811,514

Colorado – 1.6%
City of Boulder Water & Sewer RB Refunding Series 2012 (AAA/Aa1)
1,000,000	5.000	12/01/2020	1,052,530
Colorado E-470 Public Highway Authority Senior RB Refunding Series 2015 A (A/A2)
1,000,000	5.000	09/01/2020	1,038,430
Colorado Health Facilities Authority RB Refunding for Covenant Retirement Communities, Inc. Series 2015 A (A-/NR)
1,000,000	5.000	12/01/2020	1,046,150
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (BBB+/NR)
400,000	5.000	06/01/2020	411,728
700,000	5.000	06/01/2021	741,741
500,000	5.000	06/01/2022	544,230
Denver City & County School District No. 1 GO Bonds Series 2012 B (ST AID WITHHLDG) (AA+/Aa1)(a)
24,390,000	5.000	12/01/2022	27,419,726
Denver City & County School District No. 1 GO Refunding Bonds Series 2012 A (ST AID WITHHLDG) (AA+/Aa1)(a)
4,060,000	5.000	12/01/2021	4,418,823
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(f)
2,000,000	5.000	12/01/2019	2,027,240
2,415,000	5.000	12/01/2020	2,526,090
4,110,000	5.000	12/01/2021	4,425,278
4,315,000	5.000	12/01/2022	4,759,618
4,530,000	5.000	12/01/2023	5,109,795
4,760,000	5.000	12/01/2024	5,479,902
Denver Colorado Health and Hospital Authority Healthcare RB Series 2007 B (BBB/NR)(d)
	(3 Mo. LIBOR + 1.10%),
16,000,000	2.789	12/01/2033	15,819,520
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
110,000	5.000	12/01/2020	115,092
220,000	5.000	12/01/2021	236,984
300,000	5.000	12/01/2022	331,122

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Jefferson County School District R-1 GO Bonds Series 2012 (ST AID WITHHLDG) (AA/Aa2)(a)
$5,925,000	4.000%	12/15/2022	$ 6,469,685
12,000,000	5.000	12/15/2022	13,507,320
University of Colorado Hospital Authority RB Series 2017 C-1 (AA-/Aa3)(b)(c)
6,360,000	4.000	03/01/2020	6,384,613
University of Colorado Hospital Authority RB Series 2017 C-2 (AA-/Aa3)(b)(c)
7,230,000	5.000	03/01/2022	7,767,044

			111,632,661

Connecticut – 2.9%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
1,250,000	5.000	08/01/2021	1,327,438
1,000,000	5.000	08/01/2023	1,109,120
920,000	5.000	08/01/2024	1,039,931
600,000	5.000	08/01/2025	688,932
Connecticut State GO Bonds Series 2013 A (A/A1)
5,195,000	5.000	10/15/2023	5,931,807
Connecticut State GO Bonds Series 2015 C (A/A1)(d)
(SIFMA Municipal Swap Index Yield + 0.80%),
10,000,000	2.700	06/15/2020	10,047,100
Connecticut State GO Bonds Series 2015 F (A/A1)
6,500,000	5.000	11/15/2021	7,038,655
5,685,000	5.000	11/15/2022	6,334,568
4,435,000	5.000	11/15/2023	5,075,414
Connecticut State GO Bonds Series 2017 A (A/A1)
1,705,000	5.000	04/15/2022	1,867,453
Connecticut State GO Refunding Bonds Series 2010 D (A/A1)
7,500,000	5.000	10/01/2022	7,815,225
Connecticut State GO Refunding Bonds Series 2017 B (A/A1)
18,110,000	3.000	04/15/2022	18,850,880
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-3 (AAA/Aaa)(b)(c)
11,260,000	1.800	02/09/2021	11,323,957
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2017 T-2 (AAA/Aaa)(b)(c)
2,440,000	1.650	02/03/2020	2,444,538
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2019 B (AA-/NR)(b)(c)
2,880,000	1.800	07/01/2024	2,899,814
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 B-1 (AAA/Aaa)(b)(c)
4,925,000	5.000	07/01/2020	5,105,452
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-2 (AAA/Aaa)(b)(c)
62,750,000	5.000	02/01/2023	70,623,870
Connecticut State Health & Educational Facilities Authority Yale University Issue RB Series 2019 U-1 (AAA/Aaa)(b)(c)
13,300,000	2.000	02/08/2022	13,511,603
New Haven GO Refunding Bonds Series 2015 B (ETM) (BAM) (AA/Baa1)(a)
6,115,000	5.000	08/15/2021	6,585,060
State of Connecticut Special Tax Obligation RB Refunding for Transportation Infrastructure Purposes Series 2011 B (A+/A1)
5,000,000	3.000	12/01/2022	5,175,850
Town of Hamden GO Refunding Bonds Series 2013 (ETM) (A/Baa2)(a)
2,000,000	5.000	08/15/2019	2,008,640

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
University of Connecticut GO Bonds Series 2015 A (A+/A1)
$8,640,000	5.000%	02/15/2021	$ 9,111,917
West Haven GO Bonds Series 2017 A (BBB/Baa3)
300,000	3.000	11/01/2019	300,360
400,000	4.000	11/01/2020	406,636
400,000	4.000	11/01/2021	410,932
415,000	5.000	11/01/2022	443,589
400,000	5.000	11/01/2023	433,492
West Haven GO Bonds Series 2017 B (BBB/Baa3)
200,000	3.000	11/01/2019	200,240
390,000	4.000	11/01/2020	396,470
790,000	5.000	11/01/2022	844,423

			199,353,366

Delaware – 0.6%
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (BBB/NR)
475,000	5.000	06/01/2023	528,855
305,000	5.000	06/01/2024	346,822
Delaware State GO Bonds Series 2014 (AAA/Aaa)(a)
15,000,000	5.000	03/01/2022	16,440,000
Delaware State GO Bonds Series 2018 A (AAA/Aaa)
3,250,000	5.000	02/01/2021	3,441,165
3,500,000	5.000	02/01/2022	3,832,010
1,750,000	5.000	02/01/2023	1,977,448
State of Delaware GO Unlimited Bonds Series 2014 (AAA/Aaa)(a)
14,800,000	4.000	03/01/2022	15,834,668

			42,400,968

District of Columbia – 0.1%
District of Columbia RB for National Public Radio, Inc. Series 2010 A (A+/A2)(a)
3,200,000	5.000	04/01/2020	3,285,280
Metropolitan Washington Airports Authority RB Refunding Series 2015 B (AMT) (AA-/Aa3)
4,750,000	5.000	10/01/2020	4,959,998

			8,245,278

Florida – 3.8%
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
325,000	2.000	05/01/2020	325,556
335,000	2.250	05/01/2021	336,826
340,000	2.250	05/01/2022	341,527
350,000	2.500	05/01/2023	353,671
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (AA/NR)
1,085,000	2.000	05/01/2020	1,087,040
1,110,000	2.125	05/01/2021	1,114,462
1,135,000	2.250	05/01/2022	1,144,784
1,160,000	2.500	05/01/2023	1,181,170
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (A-/NR)
165,000	2.000	05/01/2020	165,746
170,000	2.000	05/01/2021	171,360
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
600,000	2.600	05/01/2020	605,568
610,000	3.000	05/01/2021	625,396
495,000	3.125	05/01/2022	514,335
500,000	3.250	05/01/2023	525,715

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
$125,000	2.250%	05/01/2020	$ 125,811
130,000	2.250	05/01/2021	131,671
135,000	2.250	05/01/2022	137,060
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
285,000	3.500	05/01/2020	289,326
295,000	3.500	05/01/2021	304,284
305,000	3.500	05/01/2022	318,765
Bonterra Community Development District Special Assessment Bonds Senior Series 2017 A-1 (A-/NR)
180,000	2.000	05/01/2020	180,605
185,000	2.100	05/01/2021	186,411
185,000	2.375	05/01/2022	187,433
190,000	2.500	05/01/2023	193,397
Broward County School Board COPS Series 2017 C (A+/Aa3)
2,025,000	5.000	07/01/2023	2,305,969
Cape Coral Florida Water & Sewer Revenue Special Assessment Refunding Various Areas Series 2017 (AGM) (AA/A2)
960,000	1.900	09/01/2020	961,536
1,205,000	2.125	09/01/2022	1,211,338
1,065,000	2.250	09/01/2023	1,076,779
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (A-/NR)
81,000	3.500	05/01/2020	82,371
85,000	3.500	05/01/2021	88,035
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (BBB/NR)
95,000	3.000	11/01/2020	96,162
95,000	3.000	11/01/2021	96,847
100,000	3.000	11/01/2022	102,627
105,000	3.000	11/01/2023	107,853
105,000	3.500	11/01/2024	110,631
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
220,000	2.000	05/01/2020	220,161
225,000	2.250	05/01/2021	226,307
Century Parc Community Development District Special Assessment Refunding Series 2012 (A/NR)
195,000	3.250	11/01/2019	196,429
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
830,000	2.000	05/01/2020	831,145
840,000	2.000	05/01/2021	841,126
860,000	2.125	05/01/2022	863,517
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
119,000	2.375	05/01/2020	119,698
122,000	2.625	05/01/2021	123,859
126,000	2.750	05/01/2022	128,918
Country Walk Community Development District Special Assessment Senior Lien RB Refunding Series 2015 A-1 (A-/NR)
185,000	2.750	05/01/2020	187,161
County of Escambia Solid Waste Disposal System RB for Gulf Power Company First Series 2009 (A/A2)(b)(c)
14,400,000	1.800	11/19/2020	14,427,360
County of Miami-Dade Florida Transit System RB Refunding Series 2019 (AA/NR)
3,490,000	5.000	07/01/2024	4,091,746

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
County of Miami-Dade RB for Water & Sewer System Series 2010 (AA-/Aa3)(a)
$17,800,000	5.000%	10/01/2020	$ 18,609,544
County of Orange Sales Tax RB Refunding Series 2012 C (AA+/Aa1)
8,885,000	5.000	01/01/2020	9,049,195
Double Branch Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A/NR)
250,000	3.000	05/01/2020	253,475
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
1,470,000	2.000	05/01/2020	1,471,676
1,505,000	2.125	05/01/2021	1,511,863
Enclave at Black Point Marina Community Development District Special Assessment Refunding & Improvement Series 2017 (BBB/NR)
120,000	3.000	05/01/2020	121,300
Florida Department of Management Services COP Refunding Series 2018 A (AA+/Aa1)
7,000,000	5.000	11/01/2019	7,083,370
10,000,000	5.000	11/01/2022	11,192,500
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(f)
300,000	2.625	12/15/2024	300,150
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 B (AMT) (NR/Aaa)(b)(c)
59,000,000	1.900	03/17/2020	59,007,670
Florida State Full Faith and Credit State Board of Education Public Education Capital Outlay Tax-Exempt Bonds Series 2011 A (AAA/Aaa)
5,860,000	5.000	06/01/2021	6,059,533
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
225,000	2.000	05/01/2020	225,922
230,000	2.000	05/01/2021	231,631
235,000	2.500	05/01/2022	239,940
245,000	2.500	05/01/2023	250,473
245,000	2.500	05/01/2024	250,275
255,000	2.750	05/01/2025	262,400
260,000	3.000	05/01/2026	271,482
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(f)
225,000	3.500	05/01/2020	228,809
235,000	3.500	05/01/2021	243,215
245,000	3.500	05/01/2022	257,096
250,000	3.500	05/01/2023	265,255
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
185,000	4.000	05/01/2020	188,337
190,000	4.000	05/01/2021	197,176
200,000	4.000	05/01/2022	209,624
205,000	4.000	05/01/2023	217,608
Heritage Landing Community Development District Special Assessment Refunding Series 2015 (BBB/NR)
535,000	2.500	05/01/2020	537,937
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
285,000	2.250	05/01/2020	286,120
290,000	2.250	05/01/2021	291,946
295,000	2.250	05/01/2022	297,136
305,000	2.500	05/01/2023	310,224
315,000	2.750	05/01/2024	324,066
320,000	3.000	05/01/2025	332,573

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Hillsborough County School Board COPS Refunding for Florida Master Lease Program Series 2017 C (AA-/WR)
$1,350,000	5.000%	07/01/2019	$ 1,350,000
Lake Frances Community Development District Special Assessment Refunding Series 2018 (BBB-/NR)
71,000	3.000	05/01/2020	71,851
75,000	3.000	05/01/2021	76,893
79,000	3.000	05/01/2022	81,836
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
275,000	3.500	05/01/2020	279,268
290,000	3.500	05/01/2021	299,501
300,000	3.500	05/01/2022	314,133
305,000	3.500	05/01/2023	323,959
320,000	3.500	05/01/2024	343,526
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (A+/Aa3)(f)
2,510,000	5.000	03/01/2020	2,571,319
2,635,000	5.000	03/01/2021	2,778,344
2,770,000	5.000	03/01/2022	3,009,799
Miami-Dade County Industrial Development Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2018 A (AMT) (A-/NR)(b)
(SIFMA Municipal Swap Index Yield + 0.80%),
15,065,000	2.700	11/01/2021	15,061,535
North Broward Hospital District RB Refunding for Broward Health Series 2017 B (BBB+/Baa2)
1,000,000	5.000	01/01/2020	1,015,920
1,000,000	5.000	01/01/2021	1,045,960
1,000,000	5.000	01/01/2022	1,074,460
Orange County School Board COP Series 2012 B (AA/Aa2)(a)
18,730,000	5.000	08/01/2022	20,833,941
Orlando & Orange County Expressway Authority RB Series 2010 C (A+/NR)(a)
12,860,000	5.000	07/01/2020	13,329,904
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
1,375,000	5.000	04/01/2020	1,408,509
Orlando Utilities Commission, Utility System RB Refunding Series 2017 A (AA/Aa2)(b)(c)
7,340,000	3.000	10/01/2020	7,490,103
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
185,000	3.000	11/01/2020	187,923
190,000	3.000	11/01/2021	195,048
195,000	3.000	11/01/2022	202,289
205,000	3.000	11/01/2023	213,840
210,000	3.000	11/01/2024	220,552
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
85,000	3.500	05/01/2021	86,732
85,000	3.500	05/01/2022	87,389
90,000	3.500	05/01/2023	93,291
95,000	3.500	05/01/2024	98,989
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
235,000	3.500	05/01/2023	242,637
245,000	3.500	05/01/2024	253,933
255,000	3.500	05/01/2025	264,726

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
$300,000	4.000%	05/01/2020	$ 304,140
405,000	4.000	05/01/2021	417,081
420,000	4.000	05/01/2022	438,211
435,000	4.000	05/01/2023	459,460
Reunion East Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
670,000	4.000	05/01/2020	679,635
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
365,000	2.000	05/01/2020	366,708
375,000	2.000	05/01/2021	378,135
385,000	2.500	05/01/2022	393,847
395,000	2.500	05/01/2023	404,855
405,000	2.500	05/01/2024	415,036
415,000	2.750	05/01/2025	428,193
425,000	3.000	05/01/2026	445,141
Sausalito Bay Community Development District Special Assessment Refunding Series 2013 (A-/NR)
100,000	3.000	05/01/2020	101,374
School District of Broward County COP Series 2012 A (NR/NR)(a)
7,310,000	5.000	07/01/2022	8,086,614
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
390,000	2.250	05/01/2020	391,338
400,000	2.625	05/01/2021	404,792
405,000	2.875	05/01/2022	413,517
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
325,000	2.000	11/01/2019	325,250
330,000	2.250	11/01/2020	331,370
330,000	2.250	11/01/2021	331,795
335,000	2.250	11/01/2022	336,631
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (A/NR)
305,000	2.000	05/01/2020	305,775
100,000	2.000	05/01/2021	100,583
100,000	2.125	05/01/2022	100,933
100,000	2.375	05/01/2023	101,625
100,000	2.500	05/01/2024	102,060
100,000	2.750	05/01/2025	103,235
100,000	3.000	05/01/2026	104,803
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB/NR)
375,000	4.375	05/01/2021	391,440
390,000	4.500	05/01/2022	416,302
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
250,000	2.000	05/01/2020	250,965
255,000	2.250	05/01/2021	255,862
260,000	2.250	05/01/2022	261,453
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
175,000	2.000	05/01/2020	175,747
180,000	2.250	05/01/2021	182,151
185,000	2.250	05/01/2022	187,618

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
$980,000	2.000%	05/01/2020	$ 981,597
1,000,000	2.125	05/01/2021	1,004,020
1,020,000	2.250	05/01/2022	1,027,385
1,045,000	2.500	05/01/2023	1,063,298
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
115,000	3.500	05/01/2020	117,053
115,000	3.750	05/01/2021	119,579
125,000	3.875	05/01/2022	132,212
125,000	4.000	05/01/2023	132,119
135,000	4.125	05/01/2024	143,738
140,000	4.150	05/01/2025	148,693
145,000	4.250	05/01/2026	154,271
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (A/NR)
125,000	2.600	05/01/2020	125,706
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
160,000	2.000	05/01/2020	160,603
345,000	2.250	05/01/2021	348,436
Venetian Isles Community Development District Special Assessment RB Refunding Series 2013 (A+/NR)
240,000	3.000	05/01/2020	243,096
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(f)
305,000	2.500	05/01/2020	307,102
315,000	2.750	05/01/2021	320,563
325,000	3.000	05/01/2022	334,753
335,000	3.100	05/01/2023	348,112
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
655,000	4.500	05/01/2023	691,117
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
335,000	4.000	05/01/2020	341,824
345,000	4.000	05/01/2021	358,158
370,000	4.000	05/01/2022	389,366
390,000	4.000	05/01/2023	416,200
415,000	4.000	05/01/2024	448,462
320,000	4.000	05/01/2025	349,037
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
195,000	2.000	11/01/2019	195,053
200,000	2.250	11/01/2020	200,542
205,000	2.250	11/01/2021	205,510
210,000	2.250	11/01/2022	210,149
215,000	2.500	11/01/2023	216,615
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
390,000	2.375	05/01/2020	392,835
400,000	2.625	05/01/2021	407,256

			265,461,260

Georgia – 4.4%
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A-/NR)(b)(c)
3,975,000	2.150	06/13/2024	3,980,008

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2012 (A-/Baa1)(b)(c)
$8,000,000	1.850%	08/22/2019	$ 8,001,680
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fourth Series 1994 (A-/Baa1)(b)(c)
2,115,000	2.250	05/25/2023	2,133,570
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A-/NR)(b)(c)
4,000,000	2.925	03/12/2024	4,143,800
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corporation Vogtle Series 2017 F (A-/Baa1)(b)(c)
29,150,000	3.000	02/01/2023	29,701,227
City of Atlanta Tax Allocation Refunding Bonds for Atlantic Station Project Series 2017 (BBB/A3)
575,000	5.000	12/01/2021	619,959
500,000	5.000	12/01/2022	553,445
500,000	5.000	12/01/2023	568,305
City of Augusta GO Bonds Series 2016 (NR/Aa2)
12,135,000	5.000	10/01/2020	12,696,244
De Kalb County School District GO Sales Tax Bonds Series 2017 (ST AID WITHHLDG) (AA+/Aa1)
25,000,000	4.000	10/01/2021	26,507,750
18,845,000	4.000	10/01/2022	20,460,582
Georgia State GO Refunding Bonds Series 2011 E-2 (AAA/Aaa)
9,265,000	5.000	09/01/2021	10,002,772
Georgia State GO Refunding Bonds Series 2016 E (AAA/Aaa)
21,500,000	5.000	12/01/2022	24,170,945
Georgia State GO Refunding Bonds Series 2016 F (AAA/Aaa)
20,745,000	5.000	07/01/2022	23,015,333
Georgia State Road & Tollway Authority RB Refunding Series 2011 B (AAA/Aaa)
5,445,000	5.000	10/01/2021	5,894,920
Henry County School District GO Bonds Series 2018 (ST AID WITHHLDG) (AA+/Aa1)
3,250,000	5.000	08/01/2021	3,498,333
5,340,000	5.000	08/01/2022	5,938,133
Main Street Natural Gas, Inc. Gas Supply RB Series 2018 A (NR/Aa2)(b)(c)
38,000,000	4.000	09/01/2023	41,382,760
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
715,000	5.000	05/15/2020	735,077
750,000	5.000	05/15/2021	793,268
1,000,000	5.000	05/15/2022	1,086,860
1,500,000	5.000	05/15/2023	1,671,255
1,500,000	5.000	05/15/2024	1,710,705
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 B (NR/Aa1)(b)(c)
19,350,000	4.000	12/02/2024	21,465,149
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Refunding Series 2018 A (AA+/Aa2)
25,580,000	3.000	07/01/2022	26,833,164
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(d)
	(3 Mo. LIBOR + 0.60%),
11,535,000	2.336	10/01/2024	11,536,269

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Public Gas Partners Inc., Gas Project RB for Gas Supply Pool No. 1 Series 2009 A (A+/WR)
$5,950,000	5.000%	10/01/2019	$ 6,000,277
Richmond County Development Authority RB Subordinate Series 1991 C (ETM) (NR/Aaa)(a)(e)
10,130,000	0.000	12/01/2021	9,754,683

			304,856,473

Guam – 0.3%
Guam Government Limited Obligation RB Refunding Section 30 Series 2016 A (BB/NR)
1,500,000	5.000	12/01/2019	1,519,365
Guam Government Privilege Special Tax Refunding Bonds Series 2015 D (BB/NR)
900,000	5.000	11/15/2019	910,359
3,775,000	5.000	11/15/2021	4,021,244
Guam Power Authority RB Series 2010 A (BBB/Baa2)(a)
7,495,000	5.500	10/01/2020	7,880,168
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
310,000	5.000	07/01/2021	327,397
500,000	5.000	07/01/2022	542,710
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
400,000	5.000	07/01/2021	422,448
400,000	5.000	07/01/2022	434,168
500,000	5.000	07/01/2023	554,150
400,000	5.000	07/01/2024	452,644
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/WR)
100,000	5.000	07/01/2019	100,000
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (A/Baa2)
800,000	5.000	07/01/2022	863,728
500,000	5.000	07/01/2023	550,925
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (A/WR)
250,000	5.000	07/01/2019	250,000

			18,829,306

Hawaii – 0.7%
County of Maui GO Refunding Bonds Series 2014 (AA+/Aa1)
4,015,000	5.000	06/01/2020	4,152,112
Hawaii Pacific Health RB for Hawaii Pacific Health Obligated Group Series 2010 A (NR/A1)(a)
11,870,000	5.500	07/01/2020	12,355,127
Hawaii State GO Bonds Series 2011 DZ (NR/NR)(a)
3,185,000	5.000	12/01/2021	3,461,745
Hawaii State GO Bonds Series 2013 EH (NR/NR)(a)
6,125,000	5.000	08/01/2023	7,022,741
Hawaii State GO Refunding Bonds Series 2016 FH (AA+/Aa1)
7,545,000	3.000	10/01/2021	7,831,710
Honolulu City & County GO Bonds Series 2012 A (AA+/Aa1)(a)
3,620,000	5.000	11/01/2022	4,057,658
Honolulu City & County GO Bonds Series 2012 B (AA+/Aa1)
3,000,000	5.000	11/01/2022	3,362,970
Honolulu City & County GO Bonds Series 2017 A (AA+/Aa1)
4,370,000	5.000	09/01/2021	4,715,055

			46,959,118

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – 8.3%
Chicago Illinois Board of Education GO Bonds Series 1999 A (FGIC) (NATL-RE-IBC) (B+/Baa2)
$1,820,000	5.250%	12/01/2020	$ 1,902,027
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL-RE) (B+/Baa2)(e)
6,595,000	0.000	12/01/2019	6,525,884
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
500,000	5.000	12/01/2022	545,280
3,150,000	5.000	12/01/2023	3,510,801
4,100,000	5.000	12/01/2024	4,661,454
Chicago Illinois Capital Appreciation GO Refunding Bonds and Project Series 2009 C (BBB+/Ba1)(e)
4,645,000	0.000	01/01/2023	4,198,290
Chicago Illinois Emergency Telephone System GO Refunding Bonds Series 1999 (NATL-RE) (BBB+/Baa2)
10,020,000	5.500	01/01/2023	10,750,258
Chicago Illinois GO Bonds Project and Refunding RMKT 05/29/15 Series 2003 B (BBB+/Ba1)
4,980,000	5.000	01/01/2023	5,356,388
Chicago Illinois GO Bonds Project and Refunding Series 2009 A (BBB+/Ba1)
5,400,000	5.000	01/01/2022	5,494,608
Chicago Illinois GO Bonds Project and Refunding Series 2014 A (BBB+/Ba1)
2,125,000	5.000	01/01/2022	2,248,866
Chicago Illinois GO Refunding Bonds Capital Appreciation Series 2007 C (NATL-RE) (BBB+/Baa2)
4,400,000	5.000	01/01/2030	4,414,080
Chicago Illinois GO Refunding Bonds Series 2012 C (BBB+/Ba1)
14,445,000	5.000	01/01/2022	15,709,371
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
1,495,000	5.000	01/01/2020	1,515,885
2,030,000	5.000	01/01/2021	2,137,590
16,000,000	5.000	01/01/2022	16,932,640
14,445,000	5.000	01/01/2023	15,536,753
Chicago Illinois Modern Schools Across Chicago Program GO Bonds Series 2010 A (BBB+/Ba1)
1,080,000	5.000	12/01/2019	1,092,539
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 B (A/NR)
4,100,000	5.000	01/01/2021	4,316,685
Chicago Illinois Sales Tax RB Series 2011 A (NR/WR)(a)
5,000,000	5.250	01/01/2022	5,474,650
Chicago Illinois Sales Tax Refunding RMKT 06/09/15 Series 2002 (ETM) (BBB-/NR)(a)
1,250,000	5.000	01/01/2021	1,317,212
Chicago Illinois Tax Increment Allocation RB Refunding for Pilsen Redevelopment Project Series 2014 A (A+/NR)
1,000,000	5.000	06/01/2020	1,030,030
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Project Series 2008 C (A/NR)
1,000,000	5.000	01/01/2021	1,047,820
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Series 2017 B (A/NR)
2,050,000	5.000	01/01/2021	2,148,031
1,450,000	5.000	01/01/2022	1,564,231
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (A/NR)
600,000	5.000	01/01/2021	628,692
1,660,000	5.000	01/01/2022	1,790,775

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
$2,500,000	5.000%	11/01/2020	$ 2,607,025
6,000,000	5.000	11/01/2021	6,450,480
Chicago Illinois Waterworks RB Refunding Second Lien Project Series 2017-2 (A/NR)
2,500,000	5.000	11/01/2019	2,527,075
1,400,000	5.000	11/01/2020	1,459,934
1,000,000	5.000	11/01/2021	1,075,080
Cook County Illinois GO Refunding Bonds Series 2009 C (AA-/A2)
7,460,000	5.000	11/15/2021	7,552,280
Cook County Illinois GO Refunding Bonds Series 2012 C (AA-/A2)
1,500,000	5.000	11/15/2019	1,519,125
1,000,000	4.000	11/15/2020	1,030,570
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
690,000	4.000	12/01/2019	696,907
675,000	4.000	12/01/2020	696,303
710,000	4.000	12/01/2021	747,580
800,000	4.000	12/01/2022	856,640
Cook Kane Lake & McHenry Counties Community College District No. 512 GO Refunding Bonds for William Rainey Harper College Series 2017 B (NR/Aaa)
9,000,000	5.000	12/01/2022	10,060,380
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-1 (AA-/Aa2)(b)(c)
7,625,000	1.800	02/13/2020	7,636,590
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-2 (AA-/Aa2)(b)(c)
6,000,000	1.550	02/13/2020	5,999,940
Illinois Finance Authority Charter School RB Refunding & Improvement Bonds for Chicago International Charter School Project Series 2017 A (BBB/NR)
200,000	3.000	12/01/2019	200,594
400,000	4.000	12/01/2020	408,992
425,000	4.000	12/01/2021	440,542
300,000	5.000	12/01/2022	324,597
450,000	5.000	12/01/2023	495,770
Illinois Finance Authority RB for Prairie Power, Inc. Project RMKT 05/08/17 Series 2017 A (A/NR)(b)(c)
6,700,000	1.750	05/06/2020	6,698,794
Illinois Finance Authority RB for Trinity Health Credit Group Series 2011 L (AA-/Aa3)(a)
7,020,000	5.000	12/01/2021	7,614,243
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,665,000	3.250	05/15/2022	1,676,788
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa1)
255,000	4.000	09/01/2020	260,893
500,000	4.000	09/01/2021	521,090
Illinois Finance Authority RB Refunding for Northwestern Memorial Healthcare Series 2017 B (AA+/Aa2)(b)(c)
8,365,000	5.000	12/15/2022	9,340,192
Illinois Sales Tax Securitization Corp. RB Refunding Series 2017 A (AA-/NR)
300,000	5.000	01/01/2020	304,566
500,000	5.000	01/01/2021	522,470
1,000,000	5.000	01/01/2022	1,071,710
1,500,000	5.000	01/01/2023	1,645,410

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
$4,180,000	5.000%	01/01/2025	$ 4,780,582
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
1,585,000	5.000	03/01/2021	1,664,789
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
3,995,000	5.500	07/01/2024	4,455,584
Illinois State GO Bonds Series 2013 (BBB-/WR)
3,645,000	5.000	07/01/2019	3,645,000
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
8,600,000	5.000	12/01/2020	8,994,654
Illinois State GO Bonds Series 2017 B (BBB-/Baa3)
40,650,000	5.000	11/01/2019	41,089,020
4,750,000	5.000	12/01/2020	4,967,977
9,000,000	5.000	12/01/2021	9,648,360
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
29,485,000	5.000	11/01/2021	31,537,746
21,895,000	5.000	11/01/2022	23,958,166
30,000,000	5.000	11/01/2023	33,337,500
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
12,500,000	5.000	05/01/2021	13,191,250
Illinois State GO Bonds Series 2018 B (BBB-/Baa3)
5,000,000	5.000	05/01/2021	5,276,500
Illinois State GO Refunding Bonds Series 2009 A (BBB-/Baa3)
16,000,000	4.000	09/01/2020	16,027,200
Illinois State GO Refunding Bonds Series 2010 (BBB-/Baa3)
16,490,000	5.000	01/01/2020	16,758,292
Illinois State GO Refunding Bonds Series 2012 (BBB-/Baa3)
7,295,000	5.000	08/01/2019	7,314,186
1,055,000	5.000	08/01/2021	1,120,800
Illinois State GO Refunding Bonds Series 2013 A (BBB-/Baa3)
2,000,000	5.000	04/01/2021	2,105,640
Illinois State GO Refunding Bonds Series 2016 (BBB-/Baa3)
20,000,000	5.000	02/01/2020	20,379,400
Illinois State GO Refunding Bonds Series 2017 D (BBB-/Baa3)
26,400,000	5.000	11/01/2020	27,540,744
Illinois State Sales Tax RB for Build Junior Obligation Series 2013 IL (BBB/NR)
12,500,000	5.000	06/15/2021	13,185,000
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 D (BBB/NR)
550,000	4.000	06/15/2021	569,454
Illinois State Toll Highway Authority RB Refunding Senior Series 2018 A (AA-/A1)
2,250,000	5.000	01/01/2023	2,513,070
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (BBB+/NR)(a)
17,325,000	5.500	06/01/2021	18,675,311
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2017 (A/NR)
5,000,000	5.000	06/01/2022	5,469,150
Springfield Electric RB Refunding Senior Lien Series 2015 (A/A3)
2,150,000	5.000	03/01/2021	2,270,594
State of Illinois GO Bonds Series 2014 (BBB-/Baa3)
3,270,000	5.000	02/01/2023	3,575,876
State of Illinois GO Bonds Series 2016 (BBB-/Baa3)
14,925,000	5.000	06/01/2023	16,439,589
State of Illinois GO Bonds Series 2017 A (BBB-/Baa3)
10,000,000	5.000	12/01/2023	11,132,000
State of Illinois GO Refunding Bonds Series 2016 (BBB-/Baa3)
2,360,000	5.000	02/01/2023	2,580,754

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
University of Illinois Board Trustees COP RB Refunding Series 2016 A (A-/A1)
$5,250,000	5.000%	08/15/2020	$ 5,453,753
5,000,000	5.000	08/15/2021	5,348,750

			569,300,091

Indiana – 0.8%
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2008 (A-/A1)(b)(c)
15,000,000	1.850	10/01/2019	15,011,550
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2011 H (AA/Aa2)(b)(c)
5,000,000	1.650	07/01/2022	5,008,350
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2011 I (AA/Aa2)(b)(c)
5,590,000	1.650	07/01/2022	5,599,335
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2012 A (A/A2)
855,000	5.000	05/01/2020	880,308
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2015 B (AA/Aa2)(b)(c)(g)
8,065,000	1.650	07/01/2022	8,078,469
Indiana Finance Authority RB for Community Foundation of Northwest Indiana Obligated Group Series 2012 (AA-/NR)
650,000	5.000	03/01/2020	665,093
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (AA-/Aa3)(b)
(SIFMA Municipal Swap Index Yield + 0.55%),
7,625,000	2.450	11/01/2023	7,657,101
Indiana Health Facility Financing Authority Ascension Health Subordinate Credit Group RB Series 2005 A-9 (NR/NR)(a)(b)(c)
95,000	1.375	05/01/2020	94,894
Kankakee Valley Middle School Building Corp. Ad Valorem Property Tax Refunding Bonds Series 2017 (AA+/NR)
375,000	5.000	07/15/2020	389,074
465,000	3.000	01/15/2021	476,550
250,000	5.000	07/15/2021	267,710
405,000	3.000	01/15/2022	418,507
200,000	5.000	07/15/2022	220,896
300,000	5.000	01/15/2023	336,210
375,000	3.000	07/15/2023	392,614
Rockport City PCRB Refunding for Indiana Michigan Power Co. Project Series 2009 B (A-/A3)
10,000,000	3.050	06/01/2025	10,429,000

			55,925,661

Iowa – 0.1%
Iowa Finance Authority RB Refunding for Iowa Health System Obligation Group Series 2018 B (AA-/A1)
195,000	5.000	02/15/2020	199,288
650,000	5.000	02/15/2021	686,361
600,000	5.000	02/15/2022	653,688
515,000	5.000	02/15/2023	577,176
Iowa Finance Authority State Revolving RB Series 2011 (AAA/Aaa)(a)
5,000,000	5.000	08/01/2021	5,377,400

			7,493,913

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Kansas – 0.3%
Sedgwick County Kansas Unified School District No. 259 GO Refunding and Improvement Bonds Series 2015 A (NR/Aa2)
$3,000,000	4.000%		10/01/2021	$ 3,176,130
State of Kansas Department of Transportation RB Refunding Series 2015 A (AA/Aa2)
15,840,000	2.750		09/01/2023	16,753,493

				19,929,623

Kentucky – 1.8%
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A-/A1)(d)
	(3 Mo. LIBOR + 0.53%),
16,650,000	2.258		11/01/2027	16,340,810
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (BB+/Baa3)
500,000	5.000		06/01/2020	512,635
1,100,000	5.000		06/01/2021	1,156,650
2,450,000	5.000		06/01/2022	2,637,792
1,000,000	5.000		06/01/2023	1,097,540
Kentucky Public Energy Authority Gas Supply RB Series 2018 A (NR/A3)
785,000	4.000		04/01/2020	798,329
775,000	4.000		04/01/2021	804,806
1,210,000	4.000		04/01/2022	1,281,209
12,000,000	4.000	(b)(c)	04/01/2024	13,044,360
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A3)
660,000	4.000		06/01/2020	673,701
1,085,000	4.000		12/01/2020	1,119,666
1,080,000	4.000		06/01/2021	1,125,425
1,515,000	4.000		12/01/2021	1,594,462
1,765,000	4.000		06/01/2022	1,874,924
2,420,000	4.000		12/01/2022	2,594,676
3,765,000	4.000		06/01/2023	4,065,522
7,385,000	4.000		12/01/2023	8,039,016
Kentucky State Turnpike Authority Economic Development Road RB for Revitalization Projects Series 2012 A (A-/Aa3)(a)
3,550,000	5.000		07/01/2022	3,932,690
Kentucky State Turnpike Authority Economic Development Road RB Refunding for Revitalization Projects Series 2014 A (A-/Aa3)
2,940,000	5.000		07/01/2023	3,323,435
Kentucky State Turnpike Authority Economic Development Road RB Refunding for Revitalization Projects Series 2016 A (A-/Aa3)
950,000	2.000		07/01/2020	955,244
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Project Series 2007 A (A/A1)(b)(c)
7,250,000	1.650		06/01/2021	7,269,067
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Project Series 2007 B (A/A1)(b)(c)
3,000,000	1.650		06/01/2021	3,007,890
Louisville & Jefferson County Metropolitan Sewer District RB for Kentucky Sewer & Drainage System Series 2011 A (AA/Aa3)
3,320,000	5.000		05/15/2030	3,582,977

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 (SP-1+/MIG1)
$45,000,000	4.000%	11/01/2019	$ 45,387,000

			126,219,826

Louisiana – 0.4%
City of Shreveport Louisiana Water and Sewer RB Refunding Series 2014 A (BAM) (AA/A3)
3,000,000	5.000	12/01/2019	3,043,980
Ernest N. Morial New Orleans Exhibition Hall Authority Special Tax Refunding Bonds Series 2012 (AA+/A1)
1,000,000	5.000	07/15/2019	1,001,290
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
735,000	2.250	10/01/2021	746,172
850,000	5.000	10/01/2021	915,705
800,000	2.500	10/01/2022	823,328
950,000	5.000	10/01/2022	1,052,591
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2015 (A-/A3)
300,000	4.000	05/15/2020	306,213
Louisiana State GO Bonds Series 2011 A (NR/Aa3)(a)
6,000,000	5.000	09/01/2020	6,258,360
Louisiana State GO Bonds Series 2012 A (AA-/Aa3)
5,000,000	5.000	08/01/2022	5,540,850
State of Louisiana GO Unlimited Refunding Bonds Series 2012 C (AA-/Aa3)
5,050,000	5.000	07/15/2020	5,241,647

			24,930,136

Maine – 0.6%
County of Cumberland GO Unlimited Notes Series 2019 (ME) (SP-1+/NR)
13,100,000	3.000	11/08/2019	13,177,421
Maine Governmental Facilities Authority Lease Rental RB Series 2015 B (AA-/Aa3)
1,985,000	4.000	10/01/2020	2,051,061
1,345,000	4.000	10/01/2021	1,423,965
Maine Turnpike Authority RB Refunding Series 2014 (AA-/Aa3)
1,450,000	5.000	07/01/2020	1,502,983
State of Maine GO Bonds Series 2018 D (AA/Aa2)
8,545,000	5.000	06/01/2021	9,145,713
8,000,000	5.000	06/01/2022	8,846,960
4,290,000	5.000	06/01/2023	4,891,115

			41,039,218

Maryland – 2.6%
Baltimore Maryland RB Refunding for Convention Center Hotel Project Series 2017 (BBB-/NR)
350,000	4.000	09/01/2019	351,442
500,000	5.000	09/01/2020	518,630
500,000	5.000	09/01/2021	534,015
500,000	5.000	09/01/2022	548,655
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2012 (AAA/Aaa)
2,000,000	5.000	08/01/2022	2,223,380
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2017 (AAA/Aaa)
2,825,000	5.000	03/01/2023	3,195,866

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
County of Montgomery GO Bonds for Consolidated Public Improvement Series 2013 A (AAA/Aaa)(a)
$28,805,000	5.000%	11/01/2023	$ 33,278,416
County of Montgomery GO Refunding Bonds for Consolidated Public Improvement Series 2017 D (AAA/Aaa)
8,200,000	3.000	11/01/2022	8,645,342
Howard County GO Bonds Consolidated Public Improvement Project & Refunding Series 2014 A (AAA/Aaa)
2,590,000	5.000	02/15/2022	2,837,190
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (A-/Baa1)
8,215,000	1.700	09/01/2022	8,247,203
Maryland Health & Higher Educational Facilities Authority RB Refunding for Meritus Medical Center Obligation Group Series 2015 (BBB/NR)
730,000	4.000	07/01/2020	747,045
Maryland State Department of Transportation RB Refunding for Consolidated Transportation Series 2015 (AAA/Aa1)
19,900,000	5.000	02/15/2020	20,357,501
Maryland State Economic Development Corporation Student Housing RB Refunding for University of Maryland College Park Projects Series 2016 (AGM) (AA/A2)
660,000	4.000	06/01/2021	692,030
Maryland State GO Bonds for State & Local Facilities Loan First Series 2018 A (AAA/Aaa)
10,470,000	5.000	03/15/2022	11,500,143
Maryland State GO Bonds for State & Local Facilities Loan Second Series 2012 B (AAA/Aaa)(a)
17,850,000	4.000	08/01/2020	18,373,183
Maryland State GO Bonds for State & Local Facilities Loan Tax Exempt Second Series 2013 A (AAA/Aaa)(a)
15,820,000	5.000	08/01/2021	17,031,021
State of Maryland Department of Transportation Second Issue RB Series 2013 (AAA/Aa1)
10,265,000	4.000	12/01/2026	10,914,159
State of Maryland Department of Transportation Third Issue RB Series 2015 (AAA/Aa1)
9,855,000	4.000	12/15/2026	10,952,157
State of Maryland GO State and Local Facilities Loan Second Series A Tax Exempt Bonds 2013 (AAA/Aaa)
19,935,000	4.000	08/01/2027	20,982,784
University Maryland System Auxiliary Facility & Tuition RB Series 2018 A (AA+/Aa1)
1,585,000	5.000	04/01/2020	1,629,158
1,595,000	5.000	04/01/2022	1,754,452
1,075,000	5.000	04/01/2023	1,219,577

			176,533,349

Massachusetts – 2.6%
City of Worcester Municipal Purpose Loan GO Bonds Series 2018 A (AA-/Aa3)
4,105,000	5.000	01/15/2021	4,338,451
Commonwealth of Massachusetts GO Bonds Series 2014 A (AA/Aa1)
18,725,000	5.000	12/01/2041	20,096,981
Massachusetts Clean Water Trust RB State Revolving Green Bonds Series 2017 (AAA/Aaa)
3,795,000	5.000	02/01/2023	4,288,236
Massachusetts Commonwealth Transportation Fund RB for Accelerated Bridge Program Series 2012 A (AA+/Aa1)(a)
10,000,000	5.000	06/01/2021	10,704,900

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
$485,000	5.000%	07/01/2020	$ 501,689
460,000	5.000	07/01/2021	490,383
875,000	5.000	07/01/2022	959,367
725,000	5.000	07/01/2023	813,276
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(d)
	(3 Mo. LIBOR + 0.57%),
20,635,000	2.298	05/01/2037	20,130,062
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(d)
	(3 Mo. LIBOR + 0.57%),
32,085,000	2.298	05/01/2037	31,299,880
Massachusetts State GO Refunding Bonds Series 2007 A (AA/Aa1)(d)
	(3 Mo. LIBOR + 0.55%),
38,250,000	2.278	11/01/2025	38,138,692
Massachusetts State Health & Educational Facilities Authority RB for Foundation of Massachusetts Eye & Ear Obligated Group Series 2010 C (NR/WR)(a)
1,500,000	5.375	07/01/2020	1,558,845
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Series 2019 A (AA/Aa2)(b)(c)
40,050,000	5.000	01/01/2023	44,790,719

			178,111,481

Michigan – 2.2%
Allen Park Public School District GO Refunding Bonds Series 2016 (Q-SBLF) (AA/NR)
3,635,000	5.000	05/01/2021	3,873,347
Allendale Public School GO Refunding Bonds Series 2016 (Q-SBLF) (AA/NR)
1,275,000	5.000	11/01/2022	1,423,512
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
800,000	5.000	07/01/2022	875,912
900,000	5.000	07/01/2023	1,011,807
Detroit Downtown Development Authority Subordinate General RB Refunding for Development Area No. 1 Projects Series 2018 B (AGM) (AA/NR)
130,000	5.000	07/01/2019	130,000
600,000	5.000	07/01/2020	618,954
1,500,000	5.000	07/01/2021	1,596,015
1,500,000	5.000	07/01/2022	1,642,335
1,500,000	5.000	07/01/2023	1,686,345
500,000	5.000	07/01/2024	574,995
550,000	5.000	07/01/2025	629,937
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Series 2004 A (AGM) (AA/A2)
3,015,000	5.250	07/01/2020	3,128,032
Macomb County Michigan L’anse Creuse Public Schools Unlimited Tax GO Refunding Bonds Series 2015 (Q-SBLF) (AA/NR)
1,315,000	5.000	05/01/2020	1,354,371
Michigan Finance Authority Hospital Project RB Refunding Ascension Senior Credit Series 2016 E-1 (AA+/Aa2)(b)(c)
3,000,000	1.100	08/15/2019	2,998,680
Michigan Finance Authority Hospital RB Refunding for Beaumont Health Credit Group Series 2015 A (A+/A1)
2,300,000	4.000	08/01/2020	2,361,870
3,635,000	5.000	08/01/2021	3,898,756

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Hospital RB Refunding for Henry Ford Health System Series 2016 (A/A2)
$500,000	5.000%		11/15/2021	$ 540,095
Michigan Finance Authority Local Government Loan Program RB for City of Detroit Distributable State Aid Fourth Lien Utgo Refunding Local Project Bonds Series 2016 C-3 (AA-/Aa2)
3,500,000	5.000		04/01/2020	3,587,955
1,510,000	5.000		04/01/2021	1,598,078
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (BB+/NR)
500,000	3.400		10/01/2020	506,360
500,000	3.600		10/01/2021	512,720
500,000	3.800		10/01/2022	521,175
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-3 (AGM) (AA/A2)
5,125,000	5.000		07/01/2021	5,487,594
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (AA/A2)
3,165,000	5.000		07/01/2020	3,275,522
10,000,000	5.000		07/01/2021	10,707,500
9,225,000	5.000		07/01/2022	10,194,363
5,000,000	5.000		07/01/2023	5,689,550

Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-3 (NATL-RE) (AA-/A2)

1,390,000	5.000		07/01/2020	1,438,539

Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-3 (NATL-RE) (AA-/WR)

5,000,000	5.000		07/01/2019	5,000,000
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Series 2015 D-1 (AA-/A2)
375,000	5.000		07/01/2020	388,095
750,000	5.000		07/01/2021	801,833
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Series 2015 D-1 (AA-/WR)
700,000	5.000		07/01/2019	700,000
Michigan Finance Authority Local Government Loan Program RB for Public Lighting Authority Local Project Bonds Series 2014 B (BB+/NR)
1,125,000	5.000		07/01/2019	1,125,000
1,200,000	5.000		07/01/2020	1,235,124
Michigan Finance Authority Local Government Loan Program RB Refunding for Regional Convention Facility Local Project Series 2014 H-1 (AA-/NR)
825,000	5.000		10/01/2019	831,971
1,140,000	5.000	(a)	10/01/2019	1,150,351

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2011 (AA-/Aa3)
$5,370,000	5.000%	12/01/2039	$ 5,764,749
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2015 (AA-/Aa3)
5,455,000	5.000	12/01/2035	5,942,404
Michigan Flushing Community Schools Unlimited Tax GO Refunding Bonds Series 2015 (Q-SBLF) (NR/Aa1)
500,000	4.000	05/01/2020	510,315
Michigan Municipal Bond Authority RB for Clean Water Revolving Pooled Project Series 2010 (AAA/NR)(a)
4,850,000	5.000	10/01/2020	5,070,578
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/01/17 Series 2010 F-2 (AA+/Aa2)(b)(c)
2,600,000	1.900	04/01/2021	2,617,394
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/15/17 Series 2010 F-5 (AA+/Aa2)(b)(c)
4,400,000	2.400	03/15/2023	4,492,752
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (NR/Baa2)
2,210,000	5.000	12/31/2023	2,490,670
2,395,000	5.000	06/30/2024	2,727,043
3,500,000	5.000	12/31/2024	4,026,435
Michigan Strategic Fund RB for Waste Management of Michigan, Inc. Series 2001 (A-/NR)(b)(c)
11,700,000	2.850	08/02/2021	11,940,903
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project RMKT 09/01/16 Series 2008 ET-2 (A/Aa3)(b)(c)
2,000,000	1.450	09/01/2021	1,992,040
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(b)(c)
4,000,000	1.450	09/01/2021	3,984,080
Okemos Public Schools GO Bonds Series 2019 (Q-SBLF) (NR/Aa1)
2,380,000	5.000	05/01/2023	2,697,254
2,730,000	5.000	05/01/2024	3,180,559
Pinckney Community Schools Livingston and Washtenaw County GO Refunding Bonds Series 2014 (Q-SBLF) (AA/NR)
2,475,000	5.000	05/01/2020	2,546,800
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2014 D (A+/A1)
1,500,000	5.000	09/01/2019	1,508,850
University of Michigan General RB RMKT 02/26/18 Series 2012 E (AAA/Aaa)(b)
(SIFMA Municipal Swap Index Yield + 0.27%),
3,955,000	2.170	04/01/2022	3,944,242
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2016 A (Q-SBLF) (AA/NR)
1,000,000	5.000	05/01/2021	1,059,390
1,000,000	5.000	05/01/2022	1,091,520
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2012 A (A/A2)
1,385,000	5.000	12/01/2019	1,405,955

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2018 C (A/A2)
$895,000	4.000%	12/01/2020	$ 928,482
600,000	5.000	12/01/2021	653,772
500,000	5.000	12/01/2022	561,755

			154,234,635

Minnesota – 0.7%
Circle Pines Minnesota Independent School District No. 012 GO Bonds Series 2015 A (SD CRED PROG) (AAA/NR)(e)
675,000	0.000	02/01/2021	659,934
City of Rochester RB for Mayo Clinic Series 2011 C (AA/Aa2)(b)(c)
10,770,000	4.500	11/15/2021	11,542,640
Maple Grove Minnesota Health Care Facilities RB Refunding for Maple Grove Hospital Corporation Series 2017 (NR/Baa1)
500,000	4.000	05/01/2021	521,235
500,000	4.000	05/01/2022	531,850
575,000	5.000	05/01/2023	644,788
Minnesota State Various Purpose GO Refunding Bonds Series 2015 A (AAA/Aa1)
9,800,000	5.000	08/01/2021	10,550,974
Minnesota State Various Purpose GO Refunding Bonds Series 2016 D (AAA/Aa1)
6,295,000	5.000	08/01/2021	6,777,386
Shakopee Independent School District No. 720 GO Bonds for School Building Series 2015 A (SD CRED PROG) (NR/Aa2)
2,945,000	5.000	02/01/2020	3,004,842
State of Minnesota GO Bonds Series 2015 A (AAA/Aa1)
9,110,000	5.000	08/01/2020	9,475,402
State of Minnesota State Trunk Highway GO Bonds Series 2015 B (AAA/Aa1)
3,230,000	5.000	08/01/2022	3,592,826
University of Minnesota GO Bonds Series 2017 A (AA/Aa1)
1,700,000	4.000	09/01/2019	1,707,565

			49,009,442

Mississippi – 0.9%
County of Warren RB Refunding for International Paper Co. Series 2018 (BBB/Baa2)(b)(c)
5,300,000	2.900	09/01/2023	5,459,371
Jackson County PCRB Refunding for Chevron U.S.A., Inc. Project Series 1993 (AA/Aa2)(b)(c)
7,000,000	2.000	07/01/2019	7,000,000
Mississippi Business Finance Corp. RB for Mississippi Power Co. Project First Series 2010 (A-/NR)(b)(c)
7,725,000	2.750	12/09/2021	7,810,516
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
9,100,000	2.500	04/01/2022	9,094,813
Mississippi State GO Refunding Bonds Series 2017 B (AA/Aa2)(b)
	(1 Mo. LIBOR + 0.33%),
6,410,000	1.965	09/01/2020	6,410,064
State of Minnesota GO Bonds for Capital Improvement Series 2011 A (AA/Aa2)(a)
21,415,000	5.000	10/01/2021	23,178,739

			58,953,503

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – 0.2%
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (BBB-/Baa3)
$325,000	5.000%	03/01/2020	$ 331,455
400,000	5.000	03/01/2021	418,768
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
1,755,000	5.000	02/15/2020	1,795,014
580,000	5.000	02/15/2021	614,174
615,000	5.000	02/15/2022	670,860
525,000	5.000	02/15/2023	589,564
365,000	5.000	02/15/2024	421,028
Missouri State Development Finance Board Infrastructure Facilities Leasehold Improvement and RB Refunding for City of Independence Electric System Projects Series 2012 F (A/NR)
1,000,000	4.000	06/01/2020	1,023,430
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for Union Electric Co. Project Series 1992 (A/NR)
5,300,000	1.600	12/01/2022	5,310,335
St. Louis County Rockwood School District GO Refunding Bonds Series 2017 (AAA/NR)
3,995,000	5.000	02/01/2021	4,227,389

			15,402,017

Montana – 0.1%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
240,000	4.000	07/01/2020	246,398
210,000	4.000	07/01/2021	221,143
310,000	5.000	07/01/2022	343,539
Forsyth Montana Pollution Control RB Refunding for Northwestern Corp. Colstrip Project Series 2016 (A-/A3)
8,790,000	2.000	08/01/2023	8,911,038
Gallatin County High School District No. 7 GO Bonds for School Building Series 2017 A (NR/Aa2)
445,000	5.000	12/01/2022	499,646

			10,221,764

Nebraska – 0.4%
City of Lincoln Electric System RB Refunding Series 2012 (AA/NR)
2,615,000	5.000	09/01/2021	2,822,056
Gas Supply RB Refunding for Central Plains Energy Project Series 2014 (NR/Aa2)(b)(c)
20,000,000	5.000	12/01/2019	20,283,200
Lincoln County Hospital Authority No. 1 RB Refunding for Great Plains Regional Medical Center Project Series 2012 (A-/NR)
750,000	4.000	11/01/2019	755,715
690,000	4.000	11/01/2020	711,059

			24,572,030

Nevada – 0.3%
Clark County Pollution Control RB Refunding for Nevada Power Company Project Series 2017 (A+/A2)(b)(c)
1,850,000	1.600	05/21/2020	1,851,609
Clark County Water Reclamation District GO Refunding Bonds for Water Reclamation Series 2016 (AAA/Aa1)
3,640,000	5.000	07/01/2022	4,033,812
Las Vegas Valley Nevada Water District GO Refunding Bonds Series 2018 B (AA+/Aa1)
9,010,000	5.000	06/01/2021	9,643,403

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
Washoe County Sierra Pacific Power Company Project RB Refunding for Nevada Gas & Water Facilities Series 2016 B (A+/A2)(b)(c)
$2,160,000	3.000%	06/01/2022	$ 2,249,122

			17,777,946

New Hampshire – 0.2%
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2018 A (AMT) (A-/NR)(b)
(SIFMA Municipal Swap Index Yield + 0.75%),
14,550,000	2.650	10/01/2021	14,518,281

New Jersey – 5.8%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
220,000	5.000	03/01/2020	224,664
500,000	5.000	03/01/2023	556,710
City of Jersey GO Bonds Series 2019 A (NR/MIG1)
50,000,000	3.250	01/14/2020	50,505,500
County of Hudson GO Bonds Series 2018 (SP-1+/NR)
25,000,000	4.000	12/10/2019	25,300,500
Garden State Preservation Trust Capital Appreciation RB Series 2003 B (AGM) (AA/A2)(e)
5,750,000	0.000	11/01/2021	5,543,000
Hudson County New Jersey GO Refunding Bonds Series 2015 (AGM) (AA/Aa3)
725,000	4.000	02/15/2020	737,165
1,025,000	4.000	02/15/2021	1,065,836
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (BBB-/NR)
180,000	4.000	07/01/2021	187,087
220,000	4.000	01/01/2022	230,228
225,000	4.000	07/01/2022	236,752
270,000	4.000	01/01/2023	285,619
275,000	4.000	07/01/2023	292,215
320,000	4.000	01/01/2024	341,280
325,000	4.000	07/01/2024	347,610
New Jersey Economic Development Authority RB for School Facilities Construction Series 2017 DDD (BBB+/Baa1)
600,000	5.000	06/15/2020	618,396
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,835,000	4.000	06/01/2021	1,914,474
1,000,000	4.000	06/01/2022	1,064,630
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2013 I (ST APPROP) (BBB+/Baa1)(d)
(SIFMA Municipal Swap Index Yield + 1.25%),
13,315,000	3.150	09/01/2025	13,129,655
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (BBB+/Baa1)
2,345,000	5.000	06/15/2023	2,611,439
6,500,000	5.000	06/15/2024	7,397,650
New Jersey Educational Facilities Authority RB Refunding for Stevens Institute of Technology Series 2017 A (A-/NR)
315,000	5.000	07/01/2020	325,808
485,000	5.000	07/01/2021	518,077
440,000	5.000	07/01/2022	484,189

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority RB for Princeton Healthcare System Issue Series 2016 A (AA/Aa3)
$750,000	5.000%	07/01/2021	$ 803,302
New Jersey Health Care Facilities Financing Authority RB Refunding for Robert Wood Johnson University Hospital Series 2010 (NR/WR)(a)
5,000,000	5.000	01/01/2020	5,090,150
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
1,000,000	5.000	07/01/2020	1,031,380
1,000,000	5.000	07/01/2021	1,062,790
1,240,000	5.000	07/01/2022	1,356,895
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/WR)
1,530,000	5.000	07/01/2019	1,530,000
New Jersey State Turnpike Authority RB Refunding Series 2014 C (A+/A2)
22,035,000	5.000	01/01/2020	22,432,291
New Jersey State Turnpike Authority RB Refunding Series 2017 C-1 (A+/A2)(d)
	(1 Mo. LIBOR + 0.34%),
1,290,000	2.048	01/01/2021	1,290,606
New Jersey State Turnpike Authority RB Refunding Series 2017 C-2 (A+/A2)(d)
	(1 Mo. LIBOR + 0.48%),
5,000,000	2.188	01/01/2022	5,005,950
New Jersey State Turnpike Authority RB Refunding Series 2017 C-3 (A+/A2)(d)
	(1 Mo. LIBOR + 0.60%),
15,565,000	2.308	01/01/2023	15,613,252
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(e)
24,355,000	0.000	12/15/2028	18,243,600
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB+/Baa1)
10,000,000	5.000	06/15/2021	10,627,100
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
1,000,000	5.000	06/15/2021	1,062,710
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (BBB+/Baa1)
15,550,000	5.250	12/15/2020	16,334,031
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(e)
10,290,000	0.000	12/15/2025	8,680,953
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(e)
33,845,000	0.000	12/15/2027	26,697,274
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2010 D (BBB+/Baa1)
3,045,000	5.000	12/15/2023	3,440,667
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2013 A (BBB+/Baa1)
1,485,000	5.000	06/15/2020	1,530,827

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/Baa1)
$5,150,000	5.000%	06/15/2023	$ 5,468,270
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2013 A (BBB+/Baa1)
6,235,000	5.000	12/15/2019	6,331,331
New Jersey Transportation Trust Fund Authority RB Refund for Transportation System Bonds Series 2018 A (BBB+/Baa1)
2,000,000	5.000	12/15/2023	2,259,880
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
5,000,000	5.000	06/15/2021	5,311,600
5,000,000	5.000	06/15/2022	5,464,600
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation Systems Series 2010 D (BBB+/Baa1)
26,700,000	5.250	12/15/2023	30,514,095
New Jersey Transportation Trust Fund Authority RB Subseries 2016 A-1 & Subseries A-2 (A+/Baa1)
11,250,000	5.000	06/15/2023	12,623,850
New Jersey Transportation Trust Fund Authority Transportation RB Series 2011 B (BBB+/Baa1)
5,015,000	5.250	06/15/2022	5,351,807
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM) (AA/A2)
30,330,000	5.500	12/15/2022	34,112,454
Plainsboro Township GO General Improvement Bonds Series 2016 (AAA/NR)
1,000,000	2.000	08/01/2022	1,020,770
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB+/NR)
5,665,000	3.200	06/01/2027	6,008,186
Toms River Board of Education GO Bonds Series 2019 (SCH BD RES FD) (AA-/NR)(g)
2,650,000	2.000	07/15/2022	2,688,028
Township of Woodbridge GO Bonds Series 2018 (SP-1+/NR)
25,000,000	3.000	08/16/2019	25,044,750

			397,951,883

New Mexico – 0.8%
City of Albuquerque General Purpose GO Bonds Series 2018 A (AAA/Aa2)
6,480,000	5.000	07/01/2020	6,720,084
6,480,000	5.000	07/01/2021	6,955,178
5,480,000	5.000	07/01/2022	6,071,182
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan & Four Corners Projects Series 2016 A (BBB+/Baa2)(b)(c)
4,000,000	1.875	10/01/2021	3,992,520
Farmington City PCRB Refunding for Public Servicing Co. of New Mexico San Juan & Four Corners Projects Series 2016 B (BBB+/Baa2)(b)(c)
11,000,000	1.875	10/01/2021	10,979,430
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project RMKT 06/01/17 Series 2017 B (BBB+/Baa2)(b)(c)
3,750,000	2.125	06/01/2022	3,756,825
New Mexico Finance Authority RB Refunding for State Transportation Commission Series 2012 (AA+/Aa1)
4,040,000	5.000	06/15/2022	4,469,533

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Mexico – (continued)
New Mexico Finance Authority RB Refunding for State Transportation Senior Lien Series 2010 B (AA+/Aa1)
$3,535,000	5.000%	06/15/2021	$ 3,788,495
New Mexico Severance Tax RB Series 2017 A (AA-/WR)
1,830,000	5.000	07/01/2019	1,830,000
New Mexico State GO Refunding Bonds Series 2017 B (AA/Aa2)
9,485,000	5.000	03/01/2021	10,065,482

			58,628,729

New York – 12.1%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (BBB-/Baa3)
1,250,000	5.000	07/15/2021	1,331,262
500,000	5.000	07/15/2022	548,020
500,000	5.000	07/15/2023	561,840
City of New York GO Bonds Series 2012 B (AA/Aa1)
6,675,000	5.000	08/01/2023	7,416,259
City of Yonkers New York School GO Refunding Bonds Series 2014 A (AGM) (AA/A2)
3,135,000	5.000	09/01/2019	3,154,343
County of Nassau GO Bonds for General Improvement Series 2017 B (A+/A2)
2,535,000	5.000	04/01/2021	2,698,280
2,345,000	5.000	04/01/2022	2,576,076
County of Nassau GO Bonds for General Improvement Series 2018 B (AGM) (AA/A2)
670,000	5.000	07/01/2020	693,939
1,000,000	5.000	07/01/2022	1,111,000
County of Nassau GO Bonds Series 2019 A (SP-1+/NR)
10,600,000	5.000	06/01/2020	10,939,306
County of Suffolk GO Bonds Series 2018 (SP-1/NR)
87,665,000	5.000	07/24/2019	87,847,343
Long Island Power Authority RB Refunding Series 2014 C (A-/A3)(b)
	(1 Mo. LIBOR + 0.75%),
18,300,000	2.458	10/01/2023	18,311,529
Metropolitan Transportation Authority Dedicated Tax Fund Bond Anticipation Notes Series 2019 A (SP-1+/NR)
25,000,000	5.000	03/01/2022	27,397,750
Metropolitan Transportation Authority RB Refunding RMKT 11/01/16 Subseries 2012 G-3 (A/A1)(b)
	(1 Mo. LIBOR + 0.70%),
20,000,000	2.335	02/01/2020	20,025,800
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (A/A1)(b)
	(1 Mo. LIBOR + 0.55%),
26,925,000	2.185	11/01/2022	26,763,719
Metropolitan Transportation Authority RB Refunding Subseries 2016 C-2B (A/A1)(b)(c)
20,675,000	5.000	02/15/2020	21,106,281
Metropolitan Transportation Authority RB Series 2011 B (A/A1)(b)
	(1 Mo. LIBOR + 0.55%),
26,625,000	2.185	11/01/2022	26,465,516
Metropolitan Transportation Authority RB Series 2018 B-1A (SP-1/MIG1)
10,145,000	5.000	05/15/2020	10,459,495

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Series 2018 B-1B (SP-1/MIG1)
$100,000	5.000%	05/15/2020	$ 103,100
Metropolitan Transportation Authority RB Series 2018 B-2A (SP-1/MIG1)
14,325,000	5.000	05/15/2021	15,255,266
Metropolitan Transportation Authority RB Subseries 2014 D-2 (A/A1)(b)
(SIFMA Municipal Swap Index Yield + 0.45%),
15,000,000	2.350	11/15/2022	14,967,600
Metropolitan Transportation Authority RB Subseries 2018 C-1 (SP-1/MIG1)
69,410,000	5.000	09/01/2020	72,250,951
New York City GO Bonds Fiscal 2006 Series H Subseries H2 (AA/Aa1)(b)(c)
2,070,000	1.950	07/01/2019	2,070,000
New York City GO Bonds Fiscal 2015 Series F Subseries F6 (AA/Aa1)(b)(c)
7,000,000	1.950	07/01/2019	7,000,000
New York City GO Refunding Bonds Series 2015 A (AA/Aa1)
8,640,000	5.000	08/01/2021	9,296,467
New York City Housing Development Corp. Multi-Family RB for Sustainable Neighborhood Series 2018 L-1 (AA+/Aa2)(b)(c)
6,500,000	2.750	12/29/2023	6,709,950
New York City Municipal Water Finance Authority RB for Water & Sewer System General Resolution Fiscal 2009 Series FF-2 (AA+/Aa1)
24,600,000	5.500	06/15/2040	24,674,538
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (AAA/Aa1)
23,565,000	2.570	11/01/2023	23,982,572
25,580,000	2.640	11/01/2024	26,201,850
17,885,000	2.740	11/01/2025	18,373,797
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2015 Subseries E-3 (AAA/Aa1)(b)(c)
2,410,000	1.950	07/01/2019	2,410,000
New York Housing Development Corp. Multi-Family Mortgage RB for Sustainable Neighborhood Bonds Series 2017 Class G-2 (AA+/Aa2)(b)(c)
4,870,000	2.000	12/31/2021	4,892,256
New York State Dormitory Authority General Purpose Personal Income Tax RB Refunding Series 2016 D (AA+/Aa1)
1,150,000	4.000	02/15/2020	1,169,584
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (AA+/Aa1)
62,305,000	5.000	03/15/2023	70,762,904
New York State Dormitory Authority RB Refunding for New York University Series 2015 A (AA-/Aa2)
1,120,000	4.000	07/01/2020	1,152,010
New York State Dormitory Authority Sales Tax RB Refunding Series 2015 A (AA+/Aa1)
850,000	5.000	03/15/2021	903,822
New York State Dormitory Authority Sales Tax RB Refunding Series 2018 E Group 1 (AA+/Aa1)
31,815,000	5.000	03/15/2023	36,133,886
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (AA+/Aa1)
710,000	4.900	03/15/2023	776,790

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Energy Research & Development Authority PCRB for New York State Electric & Gas Corp. Project Series 2004 C (A-/A3)(b)(c)
$17,000,000	2.625%	07/03/2023	$ 17,676,430
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A2)(c)
27,750,000	3.367	07/08/2019	27,750,000
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2017 A (AA+/Aa1)
945,000	5.000	03/15/2022	1,038,253
New York State Urban Development Corp. Taxable Refunding RB Series 2017 B (AA+/Aa1)
28,225,000	2.860	03/15/2024	28,940,222
New York State Urban Development Corp. Taxable Refunding RB Series 2017 D-1 (AA+/Aa1)
20,015,000	2.980	03/15/2025	20,763,561
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BBB-/Baa3)
11,150,000	5.000	01/01/2022	11,997,177
15,000,000	5.000	01/01/2023	16,522,050
New York Transportation Development Corp. Special Facility RB Refunding for Terminal One Group Association L.P. Project Series 2015 (AMT) (A-/Baa1)
4,800,000	5.000	01/01/2020	4,878,096
2,310,000	5.000	01/01/2021	2,422,220
Oyster Bay Public Improvement GO Refunding Bonds Series 2018 (NR/Baa3)
9,385,000	4.000	02/15/2021	9,697,145
Rockland County GO Bonds Series 2014 A (AGM) (AA/A2)
3,000,000	5.000	03/01/2020	3,075,120
Rockland County New York GO Refunding Bonds Series 2014 (BAM) (AA/A2)
635,000	3.000	02/15/2020	642,029
Suffolk County New York GO Bonds for Public Improvement Series 2016 B (BAM) (AA/NR)
5,105,000	2.000	10/15/2020	5,153,651
5,200,000	2.000	10/15/2021	5,264,168
Suffolk County New York GO Bonds for Public Improvement Series 2018 A (AGM) (AA/NR)
4,955,000	5.000	06/01/2021	5,305,269
5,005,000	5.000	06/01/2022	5,525,770
Suffolk County New York GO Refunding Serial Bonds Series 2017 A (AGM) (AA/NR)
7,035,000	4.000	02/01/2023	7,675,466
Suffolk County New York GO Refunding Serial Bonds Series 2017 B (AGM) (AA/NR)
6,360,000	4.000	10/15/2023	7,044,018
Suffolk Tobacco Asset Securitization Corp. RB Tobacco Settlement Asset-Backed Bonds Series 2012 B (A/NR)
620,000	5.000	06/01/2020	635,326
Triborough Bridge & Tunnel Authority RB Series 2001 B (AA-/Aa3)(b)
	(SOFR + 0.43%),
10,880,000	2.058	09/26/2019	10,883,155
Triborough Bridge & Tunnel Authority RB Series 2018 D (AA-/Aa3)(b)
	(SOFR + 0.50%),
25,000,000	2.115	10/01/2020	25,005,250
TSASC Inc., Tobacco Settlement RB Senior Series 2017 A (A/NR)
2,000,000	5.000	06/01/2020	2,058,640
1,000,000	5.000	06/01/2021	1,059,820

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
TSASC Inc., Tobacco Settlement RB Subordinated Series 2017 B (BBB+/NR)
$1,000,000	5.000%	06/01/2020	$ 1,021,880
Utility Debt Securitization Authority Restructuring RB Series 2016 B (AAA/WR)
1,000,000	5.000	12/15/2023	1,090,790

			831,620,607

North Carolina – 2.5%
County of Wake GO Bonds for Public Improvements Series 2014 (AAA/Aaa)
7,000,000	5.000	09/01/2020	7,302,260
County of Wake GO Refunding Bonds Series 2016 A (AAA/Aaa)
9,150,000	5.000	03/01/2022	10,042,765
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2014 A (AA+/Aa1)
71,475,000	5.000	10/01/2041	77,288,062
North Carolina Capital Facilities Finance Agency RB Refunding for Duke University Project Series 2014 B (AA+/Aa1)
35,000,000	5.000	10/01/2044	37,817,150
North Carolina State Capital Improvement RB Series 2011 A (ST APPROP) (AA+/Aa1)(a)
10,745,000	5.000	05/01/2020	11,076,698
North Carolina State GO Refunding Bonds Series 2013 D (AAA/Aaa)
21,000,000	4.000	06/01/2022	22,630,860
5,590,000	4.000	06/01/2023	6,162,975

			172,320,770

North Dakota – 0.1%
City of Williston RB Refunding for Airport Series 2018 (A+/NR)
580,000	5.000	11/01/2019	586,380
600,000	5.000	11/01/2020	626,172
805,000	5.000	11/01/2021	864,482
1,815,000	5.000	11/01/2022	1,998,968
1,655,000	5.000	11/01/2023	1,861,676
2,000,000	4.000	11/01/2024	2,158,100

			8,095,778

Ohio – 1.7%
American Municipal Power, Inc., RB for Hydroelectric Projects Series 2009 C (A/A2)(a)
4,000,000	5.000	02/15/2020	4,089,680
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Ca)
12,980,000	5.125	06/01/2024	12,564,640
3,230,000	5.375	06/01/2024	3,154,353
City of Columbus Various Purpose Unlimited Tax Bonds Series 2018 A (AAA/Aaa)
4,545,000	5.000	04/01/2020	4,670,579
10,260,000	5.000	04/01/2022	11,285,692
5,000,000	5.000	04/01/2023	5,672,450
Cleveland Airport Various Purpose GO Refunding Bonds Series 2015 (AA+/A1)
1,455,000	5.000	12/01/2020	1,529,947
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
1,750,000	5.000	02/15/2023	1,912,750
3,000,000	5.000	02/15/2024	3,341,280
1,500,000	5.000	02/15/2025	1,700,805
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB-/NR)
435,000	4.000	01/01/2020	438,719

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio State GO Refunding Bonds for Higher Education Series 2014 B (AA+/Aa1)
$7,460,000	5.000%	08/01/2023	$ 8,547,146
Ohio State Highway Capital Improvement GO Bonds Series 2012 Q (AAA/Aa1)(a)
1,685,000	5.000	05/01/2022	1,859,162
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2018 C (A/A2)(b)(c)
15,000,000	5.000	09/15/2021	16,099,800
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2018 D (A/A2)(b)(c)
11,775,000	5.000	09/15/2023	13,332,597
Ohio State Third Frontier Research & Development GO Bonds Series 2013 A (AA+/Aa1)(a)
7,400,000	4.000	05/01/2021	7,765,708
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (A-/NR)
8,250,000	3.250	11/01/2022	8,613,825
Revere Local School District School Facilities Improvement GO Unlimited Bonds Series 2017 a (NR/Aa1)(a)
1,240,000	5.000	06/01/2022	1,371,886
University of Cincinnati RB Series 2018 C (SP-1+/Aa3)(d)
	(1 Mo. LIBOR + 0.34%),
5,000,000	1.950	06/01/2020	4,999,850
University of Toledo General Receipts RB Series 2011 B (A/A1)(a)
355,000	5.000	06/01/2021	380,024
Winton Woods City School District Class Room Facilities GO Unlimited Bonds Series 2017 A (SD CRED PROG) (AA/Aa2)(a)
2,765,000	5.000	05/01/2022	3,050,790

			116,381,683

Oklahoma – 0.2%
Cleveland County Educational Facilities Authority RB for Norman Public Schools Project Series 2019 (A+/NR)
1,375,000	5.000	06/01/2021	1,467,868
1,880,000	5.000	06/01/2022	2,068,808
Oklahoma County Independent School District No. 1 Combined Purpose GO Bonds for Putnam City Board of Education District Series 2016 (A+/NR)
2,900,000	2.000	01/01/2021	2,925,259
Oklahoma County Independent School District No. 89 GO Bonds Series 2015 (AA/WR)
6,200,000	3.000	07/01/2019	6,200,000
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
500,000	5.000	08/15/2022	544,010
500,000	5.000	08/15/2023	556,910
500,000	5.000	08/15/2024	569,230
Oklahoma Turnpike Authority RB Refunding Second Senior Series 2017 D (AA-/Aa3)
2,765,000	4.000	01/01/2023	3,012,246

			17,344,331

Oregon – 1.5%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO Refunding Bonds Series 2007 (AGM) ( SCH BD GTY) (NR/Aa1)
2,000,000	5.000	06/15/2020	2,070,600
City of Portland RB Refunding for Sewer System First Lien Series 2015 A (AA/Aa1)
30,030,000	5.000	06/01/2020	31,052,521

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
$995,000	4.000%	03/01/2021	$ 1,022,273
385,000	5.000	03/01/2023	418,907
200,000	5.000	03/01/2024	221,132
200,000	5.000	03/01/2025	224,562
Lane County Oregon Springfield School District No. 19 GO Refunding Bonds Series 2015 (SCH BD GTY) (AA+/Aa1)(e)
3,740,000	0.000	06/15/2020	3,686,443
3,780,000	0.000	06/15/2021	3,666,638
Oregon State Business Development Commission RB for Intel Corp. Project Series 2010 232 (A+/A1)(b)(c)
13,050,000	2.400	08/14/2023	13,411,224
Portland Community College District GO Unlimited Bonds Series 2013 (AA+/Aa1)
6,930,000	5.000	06/15/2025	7,890,013
Portland Oregon Community College District GO Bonds Series 2018 (AA+/Aa1)
10,240,000	4.000	06/15/2020	10,506,854
12,520,000	4.000	06/15/2021	13,184,562
Portland Oregon Community College District GO Refunding Bonds Series 2016 (AA+/Aa1)
1,500,000	5.000	06/15/2020	1,553,250
1,900,000	5.000	06/15/2021	2,037,389
2,300,000	5.000	06/15/2022	2,547,365
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aaa)
2,130,000	5.000	04/01/2022	2,344,150
State of Oregon GO Bonds Series 2018 A (AA+/Aa1)
5,480,000	4.000	05/01/2020	5,604,506

			101,442,389

Pennsylvania – 4.3%
Abington School District GO Bonds Series 2017 (ST AID WITHHLDG) (AA/NR)
1,375,000	5.000	10/01/2021	1,487,337
1,950,000	5.000	10/01/2022	2,176,337
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
2,250,000	5.000	04/01/2022	2,441,812
2,250,000	5.000	04/01/2023	2,505,398
4,000,000	5.000	04/01/2024	4,560,760
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A+/A1)
745,000	5.000	07/15/2020	772,565
1,770,000	5.000	07/15/2021	1,895,617
1,900,000	5.000	07/15/2022	2,099,120
1,475,000	5.000	07/15/2023	1,677,163
Allentown City School District GO Bonds Series 2019 (ST AID WITHHLDG) (NR/NR)
4,250,000	2.050	01/02/2020	4,249,873
Bethlehem Area School District Authority School RB Refunding for Bethlehem Area School District Refunding Project Series 2018 (ST AID WITHHLDG) (NR/A1)(b)
	(1 Mo. LIBOR + 0.48%),
5,995,000	2.163	11/01/2021	5,993,621
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
475,000	5.000	10/01/2022	516,059
740,000	5.000	10/01/2023	821,518

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Butler County Hospital Authority RB for Health System Project Series 2015 A (A+/Baa1)
$265,000	4.000%	07/01/2020	$ 270,764
1,000,000	4.000	07/01/2021	1,042,860
Butler County Hospital Authority RB for Health System Project Series 2015 A (A+/WR)
310,000	3.000	07/01/2019	310,000
City of Philadelphia GO Bonds Series 2016 F (ST AID WITHHLDG) (A+/A2)
1,000,000	5.000	09/01/2019	1,005,430
4,000,000	5.000	09/01/2020	4,153,760
4,000,000	5.000	09/01/2021	4,282,960
City of Philadelphia GO Bonds Series 2017 (A/A2)
4,500,000	5.000	08/01/2019	4,513,095
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
325,000	4.000	08/01/2020	332,507
1,270,000	5.000	08/01/2021	1,352,436
1,125,000	5.000	08/01/2022	1,231,695
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A/A1)
950,000	5.000	06/01/2020	980,324
2,250,000	5.000	06/01/2023	2,528,618
Cumberland County Municipal Authority RB Refunding for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
1,000,000	4.000	01/01/2020	1,009,050
Delaware River Port Authority RB Refunding Series 2018 B (A+/A2)
4,050,000	5.000	01/01/2020	4,124,439
5,020,000	5.000	01/01/2021	5,288,369
5,000,000	5.000	01/01/2022	5,441,350
General Authority of Southcentral Pennsylvania WellSpan Health Obligation Group RB Refunding Series 2019 B (AA-/Aa3)(b)
(SIFMA Municipal Swap Index Yield + 0.60%),
15,000,000	2.500	06/01/2024	15,000,000
Lehigh County Industrial Development Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 08/15/17 Series 2016 B (A/A1)(b)(c)
9,000,000	1.800	08/15/2022	9,054,180
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A/A2)
600,000	5.000	09/01/2022	666,168
550,000	5.000	09/01/2023	627,127
625,000	5.000	09/01/2024	730,156
Montgomery County Higher Education and Health Authority RB Refunding for Holy Redeemer Health System Series 2014 A (BBB-/Ba1)
1,000,000	4.000	10/01/2019	1,004,320
Montgomery County IDA Pollution Control RB Refunding for PECO Energy Company Project Series 1999 B (BBB+/Baa2)(b)(c)
30,425,000	2.500	04/01/2020	30,532,400
Pennsylvania Economic Development Financing Authority RB for Solid Waste Disposal Project Series 2009 (A-/NR)(b)(c)
12,265,000	2.800	12/01/2021	12,542,557
Pennsylvania State Commonwealth GO Bonds First Series 2012 (A+/Aa3)(a)
6,530,000	5.000	06/01/2022	7,224,531

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania State Commonwealth GO Bonds Second Series 2015 (A+/Aa3)
$2,175,000	5.000%	08/15/2020	$ 2,264,610
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2015 (A+/Aa3)
8,115,000	5.000	08/15/2020	8,449,338
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (A+/Aa3)
4,000,000	5.000	09/15/2019	4,030,120
13,670,000	5.000	09/15/2020	14,274,761
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2017 (A+/Aa3)
33,455,000	5.000	01/01/2023	37,646,242
Pennsylvania State Commonwealth GO Refunding Bonds Second Series 2016 (A+/Aa3)
4,500,000	5.000	01/15/2022	4,914,990
Pennsylvania State GO Bonds First Refunding Series 2015 (AGM) (AA/Aa3)
5,000,000	5.000	08/15/2022	5,571,650
Pennsylvania Turnpike Commission RB Refunding Series 2018 B (A+/A1)(d)
(SIFMA Municipal Swap Index Yield + 0.70%),
11,750,000	2.600	12/01/2023	11,822,615
Pennsylvania Turnpike Commission RB Refunding Subordinate Series 2016 A (AA/Aa3)
1,000,000	5.000	12/01/2022	1,120,660
Pennsylvania Turnpike Commission RB Series 2009 D (A/A3)(a)
5,000,000	5.300	12/01/2019	5,082,200
Pennsylvania Turnpike Commission RB Series 2014 B-1 (A+/A1)(d)
(SIFMA Municipal Swap Index Yield + 0.88%),
7,000,000	2.780	12/01/2020	7,031,150
Pennsylvania Turnpike Commission RB Subordinate Series 2010 A-1 (AA-/A2)(a)
18,670,000	5.000	12/01/2019	18,953,971
Pennsylvania Turnpike Commission RB Subordinate Series 2015 B (A/A3)(a)
1,400,000	5.000	12/01/2020	1,472,114
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
1,000,000	5.000	07/01/2020	1,026,670
4,000,000	5.000	07/01/2022	4,312,600
1,750,000	5.000	07/01/2023	1,927,538
Pittsburgh & Allegheny County Sports & Exhibition Authority RB for Parking System Series 2017 (A/NR)
530,000	4.000	12/15/2019	536,217
365,000	4.000	12/15/2020	377,582
600,000	4.000	12/15/2021	634,482
280,000	5.000	12/15/2022	311,242
Pittsburgh Water & Sewer Authority First Lien RB Refunding Series 2017 C (AGM) (AA/A2)(b)
	(1 Mo. LIBOR + 0.64%),
10,000,000	2.390	12/01/2020	10,003,900

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (A/A3)(g)
$500,000	5.000%	09/01/2020	$ 520,995
500,000	5.000	09/01/2021	538,250
250,000	5.000	09/01/2022	277,407
270,000	5.000	09/01/2023	307,981
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (AA/A2)(g)
250,000	5.000	09/01/2024	293,010
Scranton School District GO Refunding Bonds Series 2017 A (ST AID WITHHLDG) (A+/A2)
645,000	5.000	06/01/2020	662,247
680,000	5.000	06/01/2021	719,427
Westmoreland County Municipal Authority RB Series 2013 (A+/A1)(a)
1,965,000	5.000	08/15/2023	2,252,263

			293,782,508

Puerto Rico – 1.6%
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2002 A (FGIC) (NR/WR)(h)
633,450	5.500	07/01/2017	540,016
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(d)
	(3 Mo. LIBOR + 0.52%),
54,710,000	2.257	07/01/2029	54,026,125
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 C (COMWLTH GTD) (CC/WR)(h)
654,385	5.500	07/01/2016	561,954
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (NR/Ca)(c)
1,000,000	10.000	07/01/2035	1,076,760
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (COMWLTH GTD) (NR/Ca)(h)
10,835,000	10.000	07/01/2034	9,900,481
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(e)
24,918,000	0.000	07/01/2024	21,179,054
21,170,000	0.000	07/01/2027	16,203,941
341,000	0.000	07/01/2029	238,973
439,000	0.000	07/01/2031	274,674
494,000	0.000	07/01/2033	275,855
4,705,000	0.000	07/01/2046	1,076,033
3,833,000	0.000	07/01/2051	646,589
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
362,000	4.500	07/01/2034	373,511
183,000	4.550	07/01/2040	183,000
1,345,000	4.750	07/01/2053	1,307,421
3,400,000	5.000	07/01/2058	3,400,000
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-2 (NR/NR)
1,862,000	4.550	07/01/2040	1,796,830
56,000	4.750	07/01/2053	52,846
747,000	5.000	07/01/2058	722,722

			113,836,785

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Rhode Island – 0.3%
Providence Public Building Authority RB for Capital Improvement Program Project Series 2017 A (BBB-/Baa2)
$250,000	4.000%	09/15/2019	$ 251,168
200,000	5.000	09/15/2020	207,866
1,210,000	5.000	09/15/2021	1,294,361
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for Brown University Issue Series 2012 (AA+/Aa1)
4,770,000	5.000	09/01/2021	5,149,835
4,970,000	5.000	09/01/2022	5,544,283
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (MUN GOVT GTD) (NR/Aa3)
815,000	4.000	05/15/2020	832,669
820,000	5.000	05/15/2021	867,855
1,415,000	5.000	05/15/2022	1,539,987
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2015 B (BBB+/NR)
4,120,000	2.250	06/01/2041	4,133,720

			19,821,744

South Carolina – 1.3%
Charleston County School District GO Bonds Series 2018 (SCSDE) (NR/Aa1)
2,180,000	5.000	03/01/2021	2,314,550
5,575,000	5.000	03/01/2022	6,115,831
4,015,000	5.000	03/01/2023	4,540,563
City of Charleston RB for Waterworks & Sewer System Capital Improvement Series 2006 B (AAA/Aaa)(b)
	(1 Mo. LIBOR + 0.37%),
10,000,000	2.052	01/01/2022	9,987,800
County of Charleston GO Bonds for Transportation Sales Tax Series 2011 (ST AID WITHHLDG) (AAA/Aaa)(a)
4,920,000	4.000	11/01/2021	5,227,402
County of Charleston GO Refunding Bonds for Transportation Sales Tax Series 2013 (AAA/Aaa)
10,005,000	5.000	11/01/2021	10,861,728
South Carolina Public Service Authority RB Tax-Exempt Series 2010 C (ETM) (A/A2)(a)
9,645,000	5.000	12/01/2019	9,791,700
South Carolina Transportation Infrastructure Bank RB Refunding Series 2013 B (A/A1)(b)
	(1 Mo. LIBOR + 0.45%),
16,435,000	2.054	10/01/2022	16,414,785
Spartanburg County School District No. 6 GO Bonds Series 2018 (SCSDE) (NR/MIG1)
24,885,000	4.000	09/25/2019	25,030,577

			90,284,936

South Dakota – 0.0%
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
1,000,000	4.000	01/01/2020	1,012,690
1,055,000	5.000	01/01/2021	1,110,598
570,000	5.000	01/01/2022	620,605

			2,743,893

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – 1.6%
City of Memphis RB Refunding for Sanitary Sewerage System Series 2018 (AA+/Aa2)
$2,980,000	5.000%	10/01/2020	$ 3,117,438
City of Murfreesboro GO Bonds Series 2018 (AA/Aa1)
2,720,000	5.000	06/01/2021	2,911,733
2,400,000	5.000	06/01/2022	2,654,088
County of Rutherford GO Bonds for School Series 2017 (AA+/Aa1)
3,070,000	5.000	04/01/2022	3,377,768
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
2,500,000	5.000	07/01/2020	2,585,775
3,500,000	5.000	07/01/2021	3,728,725
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/WR)
2,000,000	5.000	07/01/2019	2,000,000
Hamilton County GO Bonds Series 2018 A (AAA/Aaa)
6,185,000	5.000	04/01/2020	6,356,386
7,860,000	5.000	04/01/2022	8,650,245
Knox County Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2017 (BBB/NR)
350,000	5.000	04/01/2020	357,553
750,000	4.000	04/01/2021	774,248
1,420,000	5.000	04/01/2022	1,528,374
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2013 A (AA/Aa2)
9,625,000	5.000	01/01/2023	10,841,407
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2015 C (AA/Aa2)
5,500,000	5.000	07/01/2023	6,288,480
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2018 (AA/Aa2)
22,625,000	5.000	07/01/2022	25,094,066
17,955,000	5.000	07/01/2023	20,529,029
Metropolitan Government of Nashville & Davidson County GO Refunding Bonds Series 2010 D (AA/Aa2)
6,960,000	5.000	07/01/2022	7,215,014

			108,010,329

Texas – 8.7%
Alamo Community College District GO Refunding Bonds Series 2017 (AAA/Aaa)
6,400,000	3.000	08/15/2022	6,725,248
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (BBB-/NR)
500,000	5.000	01/01/2020	508,610
500,000	5.000	01/01/2021	524,365
465,000	5.000	01/01/2022	499,875
750,000	5.000	01/01/2023	825,097
Bexar County Texas Health Facilities Development Corp. RB Refunding for Army Retirement Residence Foundation Project Series 2018 (BBB/NR)
100,000	5.000	07/15/2019	100,105
Board of Regents of the University of Texas System RB Refunding Series 2017 C (AAA/Aaa)
10,400,000	5.000	08/15/2023	11,947,208
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 B (A-/Baa1)(b)(c)
7,500,000	5.000	01/07/2021	7,745,775
Central Texas Regional Mobility Authority RB Senior Lien Series 2011 (A-/Baa1)(a)
5,455,000	6.000	01/01/2021	5,824,685

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Central Texas Regional Mobility Authority Subordinate Lien RB Series 2018 (BBB+/Baa2)
$3,500,000	4.000%		01/01/2022	$ 3,650,290
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)(e)
70,000	0.000		09/01/2019	69,592
70,000	0.000		09/01/2020	67,168
70,000	0.000		09/01/2021	64,661
70,000	0.000		09/01/2022	62,102
70,000	0.000		09/01/2023	59,576
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
685,000	0.000	(e)	09/01/2019	682,823
685,000	0.000	(e)	09/01/2020	668,923
685,000	0.000	(e)	09/01/2021	653,778
685,000	0.000	(e)	09/01/2022	637,904
405,000	4.000		09/01/2023	436,157
City of Houston RB Refunding for Combined Utility System Series 2011 A (AA/NR)(a)
24,305,000	5.250		11/15/2020	25,600,213
City of Houston RB Refunding for Combined Utility System Series 2018 C (AA/Aa2)(b)
	(1 Mo. LIBOR + 0.36%),
12,500,000	2.043		08/01/2021	12,475,500
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
375,000	3.000		09/01/2019	375,855
City of San Antonio RB for Electric & Gas Systems Junior Lien Series 2015 D (AA-/Aa2)(b)(c)
18,500,000	3.000		12/01/2020	18,863,155
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2018 (AA-/Aa2)(b)(c)
5,200,000	2.750		12/01/2022	5,371,600
City of San Antonio Water System Junior Lien RB Refunding Series 2014 B (AA/Aa2)(b)(c)
5,750,000	2.000		11/01/2022	5,815,378
City of Southlake GO Refunding Bonds Series 2019 (AAA/NR)
4,020,000	5.000		02/15/2021	4,259,552
Colorado River Municipal Water District RB Series 2011 (AA-/Aa3)(a)
2,000,000	5.000		01/01/2021	2,110,600
County of Bexar GO Bonds Certificates of Obligation Series 2013 B (AAA/Aaa)(a)
37,200,000	5.125		06/15/2023	42,618,180
County of Dallas GO Bonds Series 2016 (AAA/Aaa)
1,000,000	5.000		08/15/2020	1,041,320
Cypress-Fairbanks Independent School District GO Bonds for School Building Series 2017 A-3 (PSF-GTD) (AAA/Aaa)(b)(c)
9,325,000	3.000		08/17/2020	9,488,747
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A1)
5,000,000	5.000		11/01/2023	5,238,950
Fort Bend Independent School District GO Refunding Bonds Series 2019 A (PSF-GTD) (AAA/NR)(b)(c)
5,000,000	1.950		08/01/2022	5,061,450

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(d)
(SIFMA Municipal Swap Index Yield + 1.05%),
$5,685,000	2.950%	06/01/2024	$ 5,802,679
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Children’s Hospital Obligated Group Series 2019 B (AA/Aa2)(b)(c)(g)
5,000,000	5.000	10/01/2024	5,857,850
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(d)

	(3 Mo. LIBOR + 0.67%),
35,145,000	2.357	08/15/2035	33,608,461
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
85,000	3.000	09/01/2019	85,196
85,000	3.000	09/01/2020	86,315
90,000	3.000	09/01/2021	92,362
90,000	3.000	09/01/2022	93,047
95,000	3.000	09/01/2023	98,808
Houston Independent School District Limited Tax Schoolhouse GO Bonds Series 2013 B (PSF-GTD) (AAA/Aaa)(b)(c)
4,935,000	2.400	06/01/2021	5,016,576
Houston Independent School District Limited Tax Schoolhouse GO Bonds Series 2014 A-1B (PSF-GTD) (AAA/Aaa)(b)(c)
4,520,000	2.200	06/01/2020	4,549,425
Kaufman County Fresh Water Supply District No. 1 Refunding for Road Series 2016 C (AGM) (AA/NR)
370,000	3.000	09/01/2019	370,843
390,000	3.000	09/01/2020	394,684
310,000	3.000	09/01/2021	318,606
330,000	3.000	09/01/2022	343,131
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(a)(e)
30,275,000	0.000	08/15/2024	9,688,298
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2015 A (PSF-GTD) (AAA/NR)(e)
2,000,000	0.000	08/15/2019	1,996,900
1,500,000	0.000	08/15/2020	1,477,395
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2016 (PSF-GTD) (AAA/NR)(e)
5,000,000	0.000	08/16/2021	4,846,250
Lower Colorado River Authority LCRA Transmission Services Corporation Project RB Refunding Series 2011A (A/A1)
3,105,000	5.000	05/15/2023	3,311,979
Lower Neches Valley Authority Industrial Development Corporation Exxonmobil Project RB Series 2012 (AA+/Aaa)(b)(c)
7,000,000	1.890	07/01/2019	7,000,000
Mansfield Independent School District GO Bonds Series 2012 (PSF-GTD) (NR/Aaa)(b)(c)
8,250,000	2.500	08/01/2021	8,403,533
Metropolitan Transit Authority of Harris County Sales and Use Tax Contractual Obligations RB Series 2018 (AAA/Aa2)
3,000,000	5.000	11/01/2022	3,360,870
1,000,000	5.000	11/01/2023	1,154,100
Midway Independent School District/McLennan County GO Refunding Bonds Capital Appreciation Series 2000 (PSF-GTD) (NR/Aaa)(e)
5,705,000	0.000	08/15/2020	5,610,297

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (BB+/Ba1)
$770,000	4.000%	04/01/2020	$ 774,535
810,000	4.000	04/01/2021	819,655
855,000	4.000	04/01/2022	868,535
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Project Series 2014 A (AGM) (AA/A2)
170,000	4.000	04/01/2020	172,581
400,000	4.000	04/01/2021	414,220
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BB/B1)
300,000	4.000	04/01/2020	300,777
620,000	4.000	04/01/2021	622,988
North East Independent School District Unlimited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)(b)(c)
5,000,000	2.375	08/01/2022	5,117,550
North Texas Tollway Authority RB Refunding First Tier Series 2010 (A+/A1)(a)
5,050,000	6.000	01/01/2021	5,396,127
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
1,000,000	5.000	01/01/2024	1,118,730
North Texas Tollway Authority System RB Refunding First Tier Series 2014 A (A+/A1)
2,000,000	5.000	01/01/2020	2,036,160
North Texas Tollway Authority System RB Refunding First Tier Series 2014 C (A+/A1)(b)
(SIFMA Municipal Swap Index Yield + 0.67%),
5,000,000	2.570	01/01/2020	4,998,850
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A+/A1)
1,530,000	5.000	01/01/2022	1,665,833
Northside Texas Independent School District GO Refunding Bonds Series 2018 (PSF-GTD) (AAA/Aaa)
10,820,000	5.000	08/15/2019	10,867,824
Northside Texas Independent School District Unlimited Tax School Building GO Bonds Series 2017 (PSF-GTD) (AAA/Aaa)(b)(c)
15,000,000	1.450	06/01/2020	15,004,050
Pflugerville Independent School District GO Unlimited School Building Bonds Series 2019 B (PSF-GTD) (AAA/Aaa)(b)(c)
7,500,000	2.500	08/15/2023	7,767,750
Plano Independent School District Unlimited Tax Refunding Bonds Series 2016 B (PSF-GTD) (AAA/Aaa)
10,580,000	5.000	02/15/2020	10,822,599
Round Rock Independent School District Unlimited Tax GO Bonds for School Building RMKT 08/01/16 Series 2015 (PSF-GTD) (AAA/Aaa)(b)(c)
18,595,000	1.500	08/01/2021	18,562,087
Sam Rayburn Municipal Power Agency RB Refunding Series 2012 (BBB+/NR)
2,315,000	5.000	10/01/2019	2,332,988
San Antonio Water System Junior Lien RB Series 2019 A (AA/Aa2)(b)(c)
15,000,000	2.625	05/01/2024	15,662,250
State of Texas RB Series 2018 (SP-1+/MIG1)
120,290,000	4.000	08/29/2019	120,755,522

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for CHRISTUS Health Obligation Group Series 2018 A (A+/A1)
$3,500,000	5.000%	07/01/2020	$ 3,621,170
2,200,000	5.000	07/01/2021	2,350,040
1,750,000	5.000	07/01/2022	1,924,668
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for CHRISTUS Health Obligation Group Series 2018 A (A+/WR)
3,325,000	4.000	07/01/2019	3,325,000
Tarrant Regional Water District RB Refunding for Water Control & Improvement District Series 2015 (AAA/NR)
6,025,000	5.000	03/01/2021	6,393,730
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(d)
	(3 Mo. LIBOR + 0.70%),
12,150,000	2.315	12/15/2026	12,096,540
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A-/A2)(d)
(SIFMA Municipal Swap Index Yield + 0.55%),
11,240,000	2.450	09/15/2027	11,076,908
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
22,040,000	6.875	12/31/2039	22,610,395
Texas Transportation Commission Central Turnpike System RB First Tier Series 2002 A (AMBAC) (A-/A3)(e)
6,950,000	0.000	08/15/2023	6,431,600
Texas Transportation Commission Central Turnpike System RB Refunding Series 2015 A (A-/A3)(b)(c)
5,000,000	5.000	04/01/2020	5,124,900
Texas Transportation Commission Highway Improvement GO Bonds Series 2016 (AAA/Aaa)
6,925,000	5.000	04/01/2022	7,619,231
Texas University System Financing RB Refunding Series 2017 A (AA/Aa2)
1,800,000	5.000	03/15/2020	1,846,800
1,800,000	5.000	03/15/2021	1,912,716
University Houston Consolidated RB Refunding Series 2017 C (AA/Aa2)
6,355,000	5.000	02/15/2022	6,954,594

			603,011,950

Utah – 0.4%
State of Utah GO Refunding Bonds Series 2015 (AAA/WR)
19,000,000	5.000	07/01/2019	19,000,000
University of Utah RB General Series 2015 B (AA+/Aa1)
5,110,000	5.000	08/01/2023	5,848,089
University of Utah RB General Series 2016 B-1 (AA+/Aa1)
2,405,000	5.000	08/01/2023	2,752,378
Utah Associated Municipal Power Systems RB for Horse Butte Wind Project Series 2012 A (A/NR)
500,000	5.000	09/01/2019	502,915

			28,103,382

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency RB Refunding for The University of Vermont Medical Center Project Series 2016 A (A/A2)
400,000	4.000	12/01/2020	414,620
350,000	5.000	12/01/2021	379,015

			793,635

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virgin Islands – 0.1%
Virgin Islands Public Finance Authority Grant Anticipation RB for Federal Highway Grant Anticipation Revenue Loan Note Series 2015 (A/NR)(f)
$645,000	5.000%	09/01/2019	$ 647,696
825,000	5.000	09/01/2020	848,859
2,015,000	5.000	09/01/2021	2,119,639
Virgin Islands Public Finance Authority Gross Receipts Taxes Loan NT RB Sereis 2012 A (AGM) (AA/A2)
1,130,000	4.000	10/01/2022	1,146,995
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (B/NR)
1,165,000	4.000	10/01/2022	1,144,613

			5,907,802

Virginia – 3.0%
Chesapeake Economic Development Authority RB for Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(b)(c)
2,250,000	1.900	06/01/2023	2,268,292
City of Alexandria GO Refunding Bonds Series 2017 D (ST AID WITHHLDG) (AAA/Aaa)
355,000	5.000	07/01/2022	394,295
County of Arlington GO Bonds for Public Improvement Series 2013 A (AAA/Aaa)(a)
2,930,000	4.000	08/01/2021	3,091,209
County of Arlington GO Bonds Series 2012 C (ST AID WITHHLDG) (AAA/Aaa)(a)
9,665,000	5.000	02/15/2021	10,234,462
County of Fairfax RB for Sewer Series 2012 (AAA/Aaa)(a)
9,220,000	4.500	07/15/2021	9,808,974
Fairfax County GO Bonds for Virginia Public Improvement Series 2018 A (ST AID WITHHLDG) (AAA/Aaa)
10,255,000	4.000	10/01/2021	10,894,707
Fairfax County GO Refunding Bonds for Virginia Public Improvement Series 2016 A (ST AID WITHHLDG) (AAA/Aaa)(a)
8,450,000	5.000	10/01/2021	9,136,140
Fairfax County Industrial Development Authority RB Refunding for Inova Health System Obligated Group Series 2018 B-1 (AA+/Aa2)(b)(c)
24,350,000	5.000	05/15/2021	25,961,483
Franklin County Industrial Development Authority RB for Virginia Public Facility Series 2018 (AA/A1)
5,000,000	3.000	10/15/2023	5,087,700
Louisa Industrial Development Authority RB for Virginia Electric & Power Co. Project Series 2008 A (BBB+/A2)(b)(c)
1,325,000	1.900	06/01/2023	1,339,535
Louisa Industrial Development Authority RB for Virginia Electric & Power Co. Project Series 2008 C (BBB+/A2)(b)(c)
2,550,000	1.800	04/01/2022	2,562,980
Peninsula Ports Authority of Virginia Coal Terminal RB Refunding for Dominion Terminal Associates Project Series 2003 (BBB/NR)(b)(c)
2,750,000	1.550	10/01/2019	2,747,277
Virginia College Building Authority Education Facilities RB Series 2014 A (AA+/Aa1)(a)
7,880,000	4.000	02/01/2024	8,823,078
Virginia College Building Authority RB for 21st Century College and Equipment Programs Series 2014 A (AA+/Aa1)
2,925,000	5.000	02/01/2020	2,988,063
Virginia Commonwealth Transportation Board Federal Transportation Grant Anticipation RB Series 2013 A (AA+/Aa1)(a)
5,225,000	5.000	03/15/2023	5,927,658

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Virginia Commonwealth Transportation Board RB for Transportation Capital Project Series 2011 (ST APPROP) (AA+/Aa1)(a)
$4,070,000	5.250%	05/15/2021	$ 4,369,023
Virginia Commonwealth Transportation Board RB For Transportation Capital Project Series 2012 (AA+/Aa1)(a)
9,365,000	5.000	05/15/2022	10,346,077
Virginia Commonwealth Transportation Board RB for Transportation Capital Project Series 2017 (AA+/Aa1)
1,230,000	5.000	05/15/2022	1,360,122
Virginia Commonwealth Transportation Board RB for Transportation Capital Project Series 2017 (ST APPROP) (AA+/Aa1)(a)
19,850,000	5.000	05/15/2021	21,217,069
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2014 B (AA+/Aa1)
11,680,000	5.000	05/15/2020	12,061,586
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2016 C (AA+/Aa1)
2,285,000	5.000	05/15/2023	2,606,385
Virginia Electric and Power Company Industrial Development Authority of Wise County RB for Solid Waste and Sewage Disposal RMKT 08/13/15 Series 2009 A (BBB+/A2)(b)(c)
6,000,000	2.150	09/01/2020	6,042,720
Virginia Electric and Power Company Industrial Development Authority of Wise County RB for Solid Waste and Sewage Disposal RMKT 11/02/15 Series 2010 A (BBB+/A2)(b)(c)
4,500,000	1.875	06/01/2020	4,513,995
Virginia Housing Development Authority RB for Rental Housing Series 2018 E (AA+/Aa1)
6,405,000	2.500	12/01/2022	6,430,236
Virginia Public School Authority RB Series 2019 VII (AA+/Aa1)
9,920,000	5.000	04/15/2020	10,207,482
10,890,000	5.000	04/15/2021	11,602,859
Virginia Resources Authority Infrastructure and State Moral Obligation RB for Pooled Financing Program Series 2014 C (AMT) (AAA/NR)
3,750,000	5.000	11/01/2021	4,072,912
Virginia State Public Building Authority RB for Public Facilities Series 2011 A (AA+/Aa1)(a)
5,375,000	5.000	08/01/2021	5,786,456
Virginia State Public Building Authority RB Refunding for Public Facilities Series 2013 B (AA+/Aa1)
1,000,000	5.000	08/01/2020	1,039,890
York County Economic Development Authority PCRB for Virginia Electric & Power Co. Project Series 2009 A (BBB+/A2)(b)(c)
4,250,000	1.900	06/01/2023	4,282,343

			207,205,008

Washington – 2.8%
City of Seattle RB for Municipal Light & Power Series 2015 A (AA/Aa2)
5,545,000	5.000	05/01/2021	5,917,956
City of Seattle RB Refunding for Municipal Light & Power Improvement Series 2012 A (AA/Aa2)
10,325,000	5.000	06/01/2020	10,673,675
County of King RB for Sewer RMKT 12/03/18 Series 2012 (AA/Aa2)(b)(c)
11,600,000	2.600	12/01/2021	11,760,196

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
King County School District No. 405 GO Bonds Series 2011 (SCH BD GTY) (AA+/Aaa)(a)
$5,000,000	5.000%	06/01/2021	$ 5,347,550
Port of Seattle Intermediate Lien RB Series 2017 C (AMT) (A+/A1)
5,000,000	5.000	05/01/2020	5,148,450
Snohomish County Public Utility District No 1 Electric Generation System RB Refunding Series 1986 A (ETM) (NR/WR)(a)
11,000,000	5.000	01/01/2020	11,198,330
State of Washington GO Bonds Various Purpose Series 2011 B (AA+/Aa1)(a)
5,000,000	5.000	02/01/2021	5,291,700
State of Washington GO Unlimited Refunding Bonds R-2017 C (AA+/Aa1)
10,000,000	5.000	08/01/2022	11,116,900
University of Washington RB Series 2019 A (AA+/Aaa)(b)(c)
15,000,000	5.000	05/01/2022	16,201,500
Washington State Motor Vehicle Fuel Tax GO Bonds for SR 520 Corridor Program Toll Revenue Series 2012 C (AA+/Aa1)
1,685,000	5.000	06/01/2023	1,803,287
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2011 C (AA+/Aa1)
10,000,000	5.000	07/01/2022	10,370,500
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2013 B (AA+/Aa1)
5,000,000	5.000	07/01/2024	5,542,500
Washington State Various Purpose GO Bonds Series 2011 A (AA+/Aa1)(a)
17,845,000	5.000	08/01/2020	18,558,800
Washington State Various Purpose GO Bonds Series 2011 B (AA+/Aa1)(a)
10,000,000	5.250	02/01/2021	10,622,400
Washington State Various Purpose GO Bonds Series 2012 D (AA+/Aa1)(a)
17,375,000	5.000	02/01/2022	18,991,744
Washington State Various Purpose GO Bonds Series 2013 A (AA+/Aa1)
9,130,000	5.000	08/01/2020	9,494,196
Washington State Various Purpose GO Refunding Bonds Series R-2010B (AA+/Aa1)
10,570,000	5.000	01/01/2023	10,765,862
15,920,000	5.000	01/01/2024	16,214,998
Washington State Various Purpose GO Refunding Bonds Series R-2013C (AA+/Aa1)
6,500,000	5.000	07/01/2025	7,429,110

			192,449,654

West Virginia – 0.1%
West Virginia Economic Development Authority RB for Appalachian Power Co. Project Series 2009 A (A-/Baa1)(b)(c)
2,900,000	2.625	06/01/2022	2,958,464
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2011 A (AMT) (A-/Baa1)(b)(c)
3,500,000	1.700	09/01/2020	3,495,940
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
385,000	5.000	01/01/2020	391,437
570,000	5.000	01/01/2021	597,839
520,000	5.000	01/01/2022	561,496
550,000	5.000	01/01/2023	609,741

			8,614,917

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – 2.3%
State of Wisconsin Environmental Improvement Fund RB Series 2018 A (AAA/NR)
$7,905,000	5.000%	06/01/2022	$ 8,751,467
State of Wisconsin GO Unlimited Bonds Series 2011 B (AA/Aa1)(a)
7,170,000	5.000	05/01/2021	7,646,877
State of Wisconsin GO Unlimited Bonds Series 2014 A (AA/Aa1)(a)
11,145,000	5.000	05/01/2022	12,296,947
State of Wisconsin GO Unlimited Refunding Bonds Series 2017 (AA/Aa1)
5,410,000	5.000	11/01/2021	5,869,309
Wisconsin Health & Educational Facilities Authority RB Refunding for Advocate Aurora Health Obligated Group Series 2018 C-4 (AA/Aa3)(b)
(SIFMA Municipal Swap Index Yield + 0.65%),
4,000,000	2.550	07/31/2024	4,014,560
Wisconsin State GO Bonds Series 2014 B (AA/Aa1)
2,575,000	5.000	05/01/2021	2,747,731
Wisconsin State GO Bonds Series 2015 A (AA/Aa1)(a)
40,860,000	5.000	05/01/2023	46,539,949
Wisconsin State GO Bonds Series 2018 A (AA/Aa1)
16,090,000	5.000	05/01/2021	17,169,317
16,555,000	5.000	05/01/2022	18,253,874
9,495,000	5.000	05/01/2023	10,794,866
Wisconsin State GO Refunding Bonds Series 2013-1 (AA/Aa1)
17,825,000	5.000	05/01/2022	19,654,201
Wisconsin State Health & Educational Facilities Authority RB for Saint John’s Communities, Inc. Project Series 2009 A (AAA/NR)(a)
3,425,000	7.625	09/15/2019	3,467,539

			157,206,637

TOTAL INVESTMENTS – 98.6% (Cost $6,652,907,516)			$6,795,650,926

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%			96,193,454

NET ASSETS – 100.0%			$6,891,844,380

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2019.

(c)	Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	When-issued security.

(h)	Security is currently in default.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
SIFMA	— The Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
U.S.	— United States
USD	— United States Dollar
WR	— Withdrawn Rating

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2019, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2019(b)	Counterparty	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.169%	Bank of America	03/20/2023	USD	5,000	$151,603	$(92,304)	$243,907
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.169	JPMorgan Chase Bank NA	03/20/2023		10,000	303,205	(184,607)	487,812

TOTAL							$454,808	$(276,911)	$731,719

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2019:

DYNAMIC MUNICIPAL INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Debt Obligations	$—	$5,587,663,231	$—
Corporate Bonds	—	16,131,911	—

Total	$—	$5,603,795,142	$—

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$97,562	$—
Interest Rate Swap Contracts	—	970,025	—

Total	$—	$1,067,587	$—

Liabilities(a)
Futures Contracts	$(278,737)	$—	$—
Interest Rate Swap Contracts	—	(4,908,707)	—

Total	$(278,737)	$(4,908,707)	$—

HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Debt Obligations	$—	$7,629,049,293	$—
Corporate Bonds	—	34,977,009	—

Total	$—	$7,664,026,302	$—

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$2,644,271	$—
Interest Rate Swap Contracts	—	8,393,617	—

Total	$—	$11,037,888	$—

Liabilities(a)
Interest Rate Swap Contracts	$—	$(3,203,827)	$—

Total	$—	$(3,203,827)	$—

MUNICIPAL INCOME COMPLETION

Investment Type	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$4,963,324	$—

Derivative Type

Liabilities(a)
Interest Rate Swap Contracts	$—	$(6,873)	$—

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$6,795,650,926	$—

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$731,719	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Funds’ liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — The Funds may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, these Funds would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.